UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 73.00%

Corporate-Backed 4.13%

Allegheny Cnty PA Indl Dev Auth Envr Impt USX Pj	4.75%	12/1/2032	BBB+	$2,225	$2,312,109
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2013	AA	2,010	2,129,012
Burke Cnty GA Dev Auth Pollutn Ctrl Vogtle Pj 5th Rmkt	2.30%	10/1/2032	A	15,000	14,948,700
Coconino Cnty AZ Pollutn Ctrl Corp Ser A	5.50%	6/1/2034	Baa2	2,000	2,127,960
Escambia Cnty FL Solid Wst Gulf Pwr Co Pj 1st Ser	2.00%	4/1/2039	A	4,000	3,999,960
Farmington NM Pollutn Ctrl Rev Sthn CA Edison Ser A	2.875%	4/1/2029	A1	7,500	7,525,125
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.00%	6/1/2012	A+	11,260	11,757,692
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-3	2.09%#	6/1/2013	A+	10,000	10,004,500
Gloucester Cnty NJ Impt Auth Wst Mgmt Inc Pj Ser A	2.625%	12/1/2029	BBB	4,000	4,015,920
IN Port Commn Port Rev Cargill Inc Pj	4.10%	5/1/2012	A	4,100	4,211,151
NJ Econ Dev Auth Bayonne/IMTT Pj Ser B	0.75%#	12/1/2027	A3	8,500	8,500,000
PA Econ Dev Fing Auth Wst Mgt Inc Pj	2.75%	9/1/2013	BBB	4,250	4,185,612
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	1,000	1,092,980

Total					76,810,721

Education 3.02%

Delaware Cnty PA Auth Univ Rev Villanova Univ	4.00%	12/1/2014	A1	700	748,251
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2013	A1	550	599,434
Grand Rapids MI Econ Dev Corp Ferris St Univ Pj Ser B	1.80%	4/1/2013	NR	4,250	4,200,063
Grand Traverse Academy MI St Aid Antic Nts	4.00%	3/10/2011	NR	2,400	2,399,280
IL Edl Facs Auth Rev Univ of Chicago Ser B-2	1.875%	7/1/2036	Aa1	5,250	5,146,207
MA St Dev Fin Agy Boston Univ Ser V-2	2.875%	10/1/2014	A	1,595	1,599,179
MA St Hlth & Edl Facs Auth Univ MA Ser A Rmkt	2.20%	11/1/2030	A+	3,600	3,627,468
ND St Brd of Higher Ed Univ Hsg & Aux Facs	4.00%	4/1/2012	Aa3	1,000	1,025,940
New York City NY Tr Cultural Res Julliard Sch(b)	2.10%	4/1/2036	AA	14,000	14,029,820
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	5.50%	12/1/2013	Baa1	1,000	1,084,720
NY St Dorm Auth Rev Non St Supp Debt St. Lawrence	5.00%	7/1/2014	A2	4,000	4,361,480
NY St Dorm Auth Rev St City Univ Sys Cons 5th Gen Ser A (NPFGC)(FGIC)	5.00%	7/1/2015	AA-	1,565	1,742,815
NY St Dorm Auth Rev St Univ Edl Facs Ser A	5.50%	5/15/2013	AA-	4,795	5,108,737
NY St Dorm Auth Rev St. John’s Univ Ser A (NPFGC)	5.00%	7/1/2014	A-	2,000	2,194,840
SC Edl Facs Auth Furman Univ	4.00%	10/1/2015	A1	1,000	1,068,000
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	100	101,722
Univ of TX Perm Univ Fd Ser A	5.00%	7/1/2014	AAA	1,400	1,570,520
Univ of TX Rev Fing Sys Ser D	4.00%	8/15/2014	AAA	1,000	1,091,230
Wayne St Univ MI Rev Ser A	5.00%	11/15/2015	Aa2	3,975	4,427,117

Total					56,126,823

General Obligation 11.33%

AK Muni Bd Bk Auth Ser A1	3.00%	3/1/2014	Aa2	1,000	1,036,010
Allegheny Cnty PA Ser C 55 (NPFGC)	5.375%	11/1/2013	A+	7,210	7,924,367

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Bedford Pk Vlg IL (AG)	5.00%	12/1/2013	AA+	$1,275	$1,383,553
Boston MA Ser A	5.00%	4/1/2014	Aaa	1,500	1,676,955
Centennial Auth NC Rev (AG)	5.00%	9/1/2014	Aa2	3,460	3,800,948
Chicago IL Brd of Ed Dedicated Revs Ser F	5.00%	12/1/2014	Aa2	2,255	2,502,509
Clark Cnty NV Sch Dist Ser A (AGM)	5.50%	6/15/2016	AA+	7,370	8,055,705
Cook Cnty IL Sch Dist No 99-Cicero Ser C (AGM)	5.00%	12/1/2014	Aa3	1,690	1,849,536
Cook Cnty IL Ser A (AMBAC)	5.00%	11/15/2014	AA	1,000	1,097,450
Crawford Cent Sch Dist PA (AG)	3.50%	2/15/2012	Aa3	250	257,113
CT St Ser D	5.00%	11/1/2014	AA	500	564,365
Cumberland Cnty NC Impt Pjs Ser B 1 COP	4.00%	12/1/2014	AA	3,500	3,727,710
Detroit MI Dist St Aid	5.00%	11/1/2015	AA-	6,775	7,426,687
Dist of Columbia Ser E ETM (BHAC)	5.00%	6/1/2014	AA+	1,500	1,684,275
Douglas Cnty WA Sch Dist No 206 Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,125,790
Eagle Mountain & Saginaw TX Indpt Sch Dist Cap Apprec Ser A PSF GTD	5.25%	8/15/2023	AAA	1,695	1,884,840
El Paso TX (AGM)	5.75%	8/15/2012	AA+	500	539,790
FL St Brd of Ed Pub Ed Ser C GTD	5.00%	6/1/2014	AAA	250	278,765
Frisco TX Ctfs Oblig Ser A (AGM)	5.00%	2/15/2012	AA+	500	524,440
Gilroy CA Unif Sch Dist Bd Antic Nts	5.00%	4/1/2013	NR	4,000	4,265,880
Harris Cnty TX Ctfs Oblig	5.50%	8/15/2020	AAA	1,000	1,077,090
Hartford CT	5.625%	2/1/2013	A1	590	648,516
Hartford CT (AG)	4.00%	11/15/2013	AA+	1,320	1,419,370
Hawaii Cnty HI Ser A (AMBAC)	5.00%	7/15/2014	Aa2	1,750	1,958,407
HI St Ser DG (AMBAC)	5.00%	7/1/2012	Aa1	50	53,110
HI St Ser DQ ETM	5.00%	6/1/2014	Aa1	1,640	1,841,474
HI St Unref Bal Ser DQ	5.00%	6/1/2014	Aa1	1,860	2,082,568
Honolulu HI City & Cnty Ser B (NPFGC)	5.00%	7/1/2014	Aa1	2,475	2,765,689
IL St	3.00%	6/14/2011	NR	15,000	15,074,850
IL St	5.00%	1/1/2013	A+	2,555	2,659,474
IL St	5.00%	1/1/2013	A+	5,000	5,204,450
IL St 1st Ser (AGM)	5.50%	5/1/2016	AA+	7,000	7,522,760
Kane Cook & DuPage Cntys IL Sch Dist No U-46 Elgin	4.00%	1/1/2015	AA-	9,450	9,992,335
Kankakee Cnty IL Sch Dist No 111 (NPFGC)(FGIC)	3.75%	1/1/2013	A	2,200	2,266,000
King Cnty WA Ltd Tax Ser B	4.50%	1/1/2013	AAA	80	85,698
Los Angeles CA Unif Sch Dist Election 2005 Ser C (AMBAC)	5.00%	7/1/2012	Aa2	1,065	1,129,273
Madison Cnty IL Cmnty Unit Sch Dist No 2 Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,217,906
Madison Cnty IL Cmnty Unit Sch Dist No 7-Edwardsville Ser A (AGM)	5.00%	12/1/2013	AA+	500	544,345
Maricopa Cnty AZ Unif Sch Dist No 11 Peoria (AGM)	5.00%	7/1/2014	AA+	500	556,200
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2012	AA+	250	261,022
Metro Transn Auth NY Ser B (NPFGC)	5.50%	1/1/2013	AA-	75	81,196
MN St Hwy & Var Purp	5.00%	8/1/2014	AAA	1,200	1,355,820
MS Dev Bk Spl Oblig Jackson GTD ETM	5.00%	1/1/2012	Aa2	75	78,333
New York City NY Ser C	5.00%	8/1/2013	AA	2,050	2,240,691
New York City NY Ser K (AGM)	5.00%	8/1/2013	AA+	1,500	1,641,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

OH St Common Sch Ser C	5.00%	9/15/2014	AA+	$8,525	$9,573,660
OH St Infrastr Impt	5.35%	8/1/2014	AA+	1,000	1,132,290
OH St Mental Hlth Cap Facs Ser II-A (AMBAC)	5.00%	8/1/2012	AA	500	530,310
PA St 2nd Ser	5.00%	4/15/2013	Aa1	5,000	5,455,150
PA St 2nd Ser	5.00%	2/15/2015	Aa1	11,400	12,926,346
Portsmouth VA Nts Ser C	3.00%	7/15/2014	Aa2	10,000	10,373,200
Puerto Rico Comwlth Pub Impt Ser A (FGIC)	5.50%	7/1/2014	A3	4,025	4,318,664
Puerto Rico Pub Fin Corp Comwlth Approp Ser A (FGIC)	5.25%	8/1/2031	Baa1	7,500	7,634,325
RI St & Providence Plantation Cap Dev Ln Ser A	5.00%	7/15/2012	AA	475	505,158
Socorro TX Indpt Sch Dist Ser A PSF GTD	5.00%	8/15/2014	AAA	1,000	1,127,080
Territory of Guam Ser A	5.75%	11/15/2014	B+	3,300	3,424,146
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2014	BBB	2,750	2,964,252
Waterbury CT (AG)	4.00%	9/1/2013	AA+	1,700	1,815,260
Waterbury CT (AG)	4.00%	9/1/2014	AA+	1,700	1,823,590
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	20,510	23,254,443
Woonsocket RI Bd Antic Nts	6.25%	3/10/2011	NR	7,500	7,499,850

Total					210,722,529

Health Care 13.32%

AL Hlthcare Auth For Baptist Ser A	6.00%	11/15/2036	A3	2,000	2,065,520
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2012	BB-	5,815	5,741,673
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2013	BB-	2,000	1,931,720
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	9,440	10,345,862
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser F	1.39%#	5/15/2038	Aa3	4,000	4,009,480
AZ Hlth Facs Auth Rev Banner Hlth Ser D	5.00%	1/1/2014	A+	2,000	2,157,520
Birmingham-Baptist AL Med Ctr Spl Care Facs Fing Auth Baptist Hlth Sys Ser A	5.30%	11/15/2012	Baa2	2,150	2,208,889
CA Hlth Facs Fing Auth Adventist Hlth Sys West Ser C	5.00%	3/1/2014	A	2,000	2,153,260
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser F	5.00%	7/1/2027	A	3,500	3,786,930
CA Hlth Facs Fing Auth Sutter Hlth Ser A	5.00%	8/15/2014	AA-	1,205	1,318,848
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2012	Baa2	1,095	1,112,575
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2013	Baa2	1,160	1,189,545
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2014	Baa2	1,220	1,234,835
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2012	BBB	1,200	1,232,136
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser G	5.25%	7/1/2013	BBB	1,075	1,113,227
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2013	A+	13,150	14,024,080
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser C	3.85%	11/1/2029	A+	2,025	2,106,486
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	5.25%	11/15/2014	BBB	1,060	1,092,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Charlotte-Mecklenburg NC Hosp Auth Carolinas Hlthcare Ser A (IBC)(NPFGC)	5.00%	1/15/2015	AA-		$2,275	$2,527,593
Clackamas Cnty OR Hosp Fac Auth Legacy Hlth Sys Ser C	5.00%	7/15/2037	A+		2,000	2,160,780
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,000	5,342,150
CO Hlth Facs Auth Rev Catholic Hlth Ser B	5.00%	7/1/2039	AA		5,500	6,125,625
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%	6/1/2039	A-		4,900	5,073,950
CO Hlth Facs Auth Rev Total Longterm Care Natl Ser A	4.25%	11/15/2015	BBB-	(a)	1,440	1,406,563
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	4.00%	7/1/2012	A		1,240	1,289,588
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2013	A		1,915	2,063,489
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2014	A		2,050	2,235,259
CT St Hlth & Edl Facs Auth Stamford Hosp Ser I	5.00%	7/1/2015	A		1,980	2,170,417
Escambia Cnty FL Hlth Facs Auth Ascension Hlth Credit Ser A	5.25%	11/15/2014	Aa1		12,625	14,072,330
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2012	BBB-	(a)	2,640	2,676,617
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2014	BBB-	(a)	2,965	3,024,270
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.00%	1/1/2015	BBB-	(a)	2,950	2,987,170
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2013	AA		4,250	4,615,882
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys	5.00%	6/1/2014	AA		3,500	3,885,455
Harris Cnty TX Cultural Ed Facs Fin Corp Methodist Hosp Sys Ser B	5.25%	12/1/2013	AA		3,000	3,269,400
HFDC Cent TX Inc Ret Fac Ser A	5.25%	11/1/2014	NR		1,195	1,162,305
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,113,288
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,149,721
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%	11/1/2030	AA		1,000	1,030,300
IL Fin Auth Rev Provena Hlth Ser A	5.00%	5/1/2012	BBB+		2,000	2,038,860
IL Fin Auth Rev Provena Hlth Ser A	5.25%	5/1/2015	BBB+		2,000	2,057,400
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	5.00%	11/1/2014	A2		100	106,981
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%	2/15/2012	AA+		500	514,435
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A	4.375%	11/15/2022	AA		3,650	3,836,077
IN Hlth Fac Fing Auth Rev Ascension Hlth Sub Credit A-6	5.00%	10/1/2027	Aa2		10,900	11,877,185
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2014	A-		3,680	3,800,630
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2015	A-		3,600	3,693,528
Jackson Cnty MI Hosp Fin Auth Allegiance Hlth Ser A	4.00%	6/1/2016	A-		2,855	2,902,136
Kent MI Hosp Fin Auth Rev Spectrum Hlth Ser A	4.25%	1/15/2047	AA		10,000	10,697,400
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%	12/1/2012	Aa2		2,000	2,140,380
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR		1,000	1,003,820
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR		4,700	4,721,761
KS St Dev Fin Auth Rev Adventist Hlth	4.00%	11/15/2012	AA-		1,000	1,048,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

Kuakini HI Hlth Sys Spl Purp Ser A	5.50%	7/1/2012	BBB-	$1,115	$1,116,561
LA Pub Facs Auth Rev Christus Hlth Ser A	5.00%	7/1/2014	A+	3,000	3,198,360
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	5.20%	7/1/2012	NR	1,750	1,756,948
Lee Cnty FL Indl Dev Auth Shell PT/Alliance Cmnty Pj	5.00%	11/15/2012	BB	3,000	2,998,770
Lexington Cnty SC Hlth Svcs Dist Inc	5.50%	5/1/2032	A+	400	454,584
MA Dev Fin Agy Ser B2	6.25%	6/1/2014	NR	3,600	3,600,468
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2015	AA+	1,335	1,465,683
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.00%	2/15/2016	AA+	565	622,664
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2013	A+	2,130	2,313,606
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Sys Inc Ser A	5.00%	11/15/2014	A+	2,140	2,338,977
MS St Med Ctr Ed Bldg Corp Univ MS Med Ctr Facs	4.00%	6/1/2014	Aa2	1,000	1,056,710
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	995	1,073,446
Newport Beach CA Rev Hoag Mem Hosp Presb Ser D	5.00%	12/1/2038	AA	3,000	3,196,530
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt Ser D (NPFGC)(FGIC)	5.00%	8/15/2015	AA-	4,670	5,190,892
NY St Dorm Auth Rev North Shore Univ Hosp (NPFGC)	5.50%	11/1/2012	Baa1	2,035	2,156,876
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2013	A+	1,000	1,061,850
OR St Facs Auth Rev Legacy Hlth Sys Ser A	5.00%	3/15/2014	A+	400	429,612
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2014	Aa3	3,965	4,315,982
Palm Beach Cnty FL Hlth Facs Auth Bethesda Hlthcare Sys Pj Ser A (AGM)	5.00%	7/1/2014	AA+	2,420	2,579,188
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2013	BBB	1,685	1,698,547
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2014	BBB	1,035	1,037,070
SD St Hlth & Edl Facs Auth Regl Hlth	5.00%	9/1/2014	A1	1,000	1,101,500
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2014	AA	1,500	1,640,625
St. Paul MN Hsg & Redev Auth Gillette Children’s Specialty	3.00%	2/1/2012	A-	1,250	1,265,988
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2015	A3	3,215	3,366,041
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	3,000	3,145,800
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2012	AA-	1,000	1,030,050
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2013	AA-	1,500	1,566,675
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-	1,300	1,361,503
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-2	5.40%	9/15/2014	NR	5,750	5,690,832
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.00%	8/15/2013	BBB+	5,000	5,185,400

Total					247,663,781

Housing 0.44%

CA Hsg Fin Agy Rev Belovida Apts Pj Ser A	2.375%	8/1/2014	Aa1	3,220	3,174,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)

Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B	6.00%	11/1/2013	NR	$5,000	$4,967,600

Total					8,141,940

Lease Obligations 10.96%

Anaheim CA Pub Fing Auth Pub Impts Pj Sub Ser C (AGM)	6.00%	9/1/2014	AA+	1,500	1,708,170
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2014	AA+	3,500	3,766,315
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2013	A2	3,945	4,209,788
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.00%	10/1/2014	A2	14,175	15,195,883
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2014	A	5,320	5,765,603
Decatur Twp IN Multi Sch Bldg Corp 1st Mtg ETM (FGIC)	4.00%	7/15/2013	AA+	1,670	1,796,920
Delaware Vly PA Regl Fin Auth	5.50%	7/1/2012	AA-	6,000	6,312,000
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2012	AA-	1,250	1,326,463
Golden Empire CA Schs Fing Auth Kern High Sch Dist Pjs	4.00%	5/1/2012	NR	7,500	7,770,525
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.00%	12/1/2013	AA	1,700	1,846,744
IN St Office Bldg Commn New Castle Correctional Ser B (NPFGC)(FGIC)	5.25%	7/1/2016	Aa1	1,785	2,013,819
Indianapolis IN Loc Pub Impt Bd Bk Ser 2005 E (AMBAC)	5.00%	1/1/2014	Aa2	4,205	4,561,584
Indianapolis IN Loc Pub Impt Bd Bk Ser A (AGM)	6.50%	1/1/2013	AA+	2,500	2,679,725
KY St Ppty & Bldgs Commn Pj No 82 (AGM)	5.25%	10/1/2014	AA+	5,500	6,165,995
KY St Ppty & Bldgs Commn Pj No 83 (AMBAC)	5.00%	10/1/2015	Aa2	6,085	6,838,810
KY St Ppty & Bldgs Commn Pj No 88 (NPFGC)(FGIC)	5.00%	11/1/2014	Aa2	2,815	3,137,374
LA Loc Govt Envr Facs & Cmnty Dev Auth LCTCS Facs Corp Pj Ser A	4.00%	10/1/2013	A+	1,500	1,574,205
Lee Cnty FL Sch Brd Ser A COP	4.00%	8/1/2013	Aa3	4,425	4,624,213
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%	12/1/2013	A+	4,055	4,247,612
Los Angeles CA Unif Sch Dist Multiple Pptys Ser A COP	4.00%	12/1/2014	A+	6,360	6,654,786
Maricopa Cnty AZ Pub Fin Corp Ser B (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,294,390
MI Muni Bd Auth Rev Loc Govt Ln Pg Sch Pg Ser C	5.00%	5/1/2013	A+	1,495	1,575,984
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2013	AA-	1,650	1,757,465
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser C	5.00%	5/1/2014	Aa2	4,050	4,404,456
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2014	Aa3	2,000	2,170,820
MI St Bldg Auth Rev Facs Pg Ser I	5.00%	10/15/2015	A+	75	81,977
Miami-Dade Cnty FL Spl Oblig Cap Asset Acq Ser A-1 (AMBAC)	5.00%	4/1/2013	Aa3	5,860	6,286,901
MN St 911 Rev Pub Safety Commn	5.00%	6/1/2013	AA+	2,465	2,673,539
New York City NY Transnl Fin Auth Ser S-2 (AGM)	5.00%	1/15/2014	AA+	3,000	3,287,220
NJ Econ Dev Auth Sch Facs Constr Ser J-5 Rmkt (AGM)	5.00%	9/1/2029	AA+	5,000	5,458,550
NJ Econ Dev Auth Sch Facs Constr Ser O	5.25%	3/1/2014	AA-	2,625	2,860,988
NJ Econ Dev Auth Sch Facs Constr Ser T-3 Rmkt (AGM)	5.00%	9/1/2020	AA+	1,830	1,985,477
NJ Econ Dev Auth Sch Facs Constr Ser W ETM	5.00%	9/1/2012	AA-	350	374,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

NJ St Edl Facs Auth Higher Ed Cap Impt Ser A (AGM)	5.00%	9/1/2014	AA+	$2,975	$3,246,260
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2012	AA-	6,150	6,515,617
NJ St Equip Lease Purchase Ser A COP	5.00%	6/15/2015	AA-	3,150	3,359,979
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2016	AA-	1,225	1,386,308
NJ St Transn Tr Fd Auth Unref Bal Transn Sys Ser C (AGM)	5.75%	12/15/2014	AA+	2,910	3,277,096
NY St Dorm Auth Rev Cons Svc Contract Ser A	4.00%	7/1/2014	AA-	1,425	1,528,555
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%	2/15/2014	AA-	7,075	7,736,654
NY St Dorm Auth Rev Ser B	5.25%	11/15/2023	AA-	10,000	10,489,300
OH St Bldg Auth Facs Adult Correction Ser C (NPFGC)	5.00%	10/1/2013	AA	425	467,169
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser J GTD (AMBAC)	5.00%	7/1/2036	A3	4,945	5,082,125
Puerto Rico Pub Bldgs Auth Rev Ser M GTD	5.75%	7/1/2016	A3	4,145	4,442,321
Puerto Rico Pub Fin Corp Comwlth Approp Ser A	5.75%	8/1/2027	Baa1	7,500	7,673,475
Salt Lake Cnty UT Muni Bldg Auth Ser A	4.00%	12/1/2014	AA+	1,000	1,091,300
Santa Clara Cnty CA Fing Auth Multi Facs Pj	5.00%	11/15/2014	AA	2,670	2,987,249
Scago SC Edl Facs Corp for Pickens Sch Dist Pickens Cnty Pj (AGM)	5.00%	12/1/2013	AA+	1,000	1,084,850
Southwest Allen IN Multi Sch Bldg Corp 1st Mtg Ser A (MBIA)	5.00%	1/15/2014	Aa2	2,705	2,952,264
Toledo OH City Svcs Spl Assmt Nts Spl Oblig	4.00%	12/1/2011	NR	5,315	5,366,768
VA Biotechnology Resh Partnership Auth Cons Laboratories Pj	4.00%	9/1/2014	AA+	3,270	3,543,895
Weber UT Muni Bldg Auth	4.00%	12/15/2013	AA-	1,770	1,865,527
WV St Sch Bldg Auth Cap Impt (NPFGC)	5.25%	1/1/2012	AAA	1,305	1,358,910

Total					203,864,770

Other Revenue 6.97%

Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2015	BB	1,580	1,665,652
CA Statewide Cmntys Dev Auth Prop 1A Receivables Pg	5.00%	6/15/2013	A1	5,000	5,300,650
Dallas TX Civic Ctr (AG)	5.00%	8/15/2014	AA+	300	325,518
FL St Brd of Ed Lottery Rev Ser A (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,537,696
FL St Brd of Ed Lottery Rev Ser B	5.00%	7/1/2014	AAA	5,000	5,497,750
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2013	AAA	2,615	2,839,785
Hamilton Cnty OH Convtn Facs Auth 1st Lien (NPFGC)(FGIC)	5.00%	12/1/2013	A+	1,635	1,786,810
IL Fin Auth Prairie Pwr Ser A Rmkt	3.00%	7/1/2042	A	15,000	14,900,700
IN Bd Bk Rev Common Sch Fd Adv Pur Fdg Ser B (NPFGC)	4.75%	2/1/2014	Baa1	4,000	4,208,480
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1A Rmkt	1.60%	10/1/2037	A	4,000	3,961,240
Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser A	4.00%	6/1/2043	Baa3	10,000	9,900,200
MI St Strategic Fd Ltd Solid Wst Oblig Wst Mgmt	2.80%	12/1/2013	BBB	3,000	2,975,130
Miami-Dade Cnty FL Indl Dev Auth Wst Mgmt Inc Rmkt	1.25%#	9/1/2027	BBB	3,000	2,999,730
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2014	BBB	4,060	4,202,060
Minneapolis MN Rev National Marrow Donor Pg	4.00%	8/1/2015	BBB	4,535	4,635,722
Mission TX Econ Dev Corp Republic Svcs Inc Ser A	0.95%#	1/1/2020	BBB	5,000	5,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.00%	5/1/2013	BBB+	$5,000	$5,333,700
MS Business Fin Corp Wst Mgmt Inc Pj	1.75%#	3/1/2029	BBB	1,000	999,800
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa2	5,000	5,319,900
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2016	A+	75	86,128
NJ Econ Dev Auth Cigarette Tax (FGIC)	5.00%	6/15/2013	BBB	75	77,381
OH St Air Quality Dev Auth Envr Impt USX Pj	5.00%	11/1/2015	BBB+	1,000	1,017,800
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	Baa2	1,500	1,592,700
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser B	5.25%	3/1/2023	Baa1	500	502,605
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj	3.00%	12/1/2038	BBB+	3,000	2,925,900
PA Econ Dev Fing Auth PPL Enrg Supply LLC Pj Ser C Rmkt	3.00%	12/1/2037	BBB+	12,000	11,703,600
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2014	A+	3,000	3,263,880
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	10,000	10,297,500
WA St Econ Dev Fin Auth Wst Mgmt Rmkt	1.75%	6/1/2020	BBB	3,000	2,989,110
Wise Cnty VA Indl Dev Auth VA Elec & Pwr Co Ser A	2.375%	11/1/2040	A-	10,000	9,791,600

Total					129,638,727

Pre-Refunded 0.01%

Weslaco TX Hlth Facs Dev Corp Knapp Med Ctr Pj	6.25%	6/1/2032	NR	100	107,337

Special Tax 0.71%

Denver CO Urban Renewal Auth Stapleton Sr Sub Ser B-1	4.00%	12/1/2014	Aa3	5,045	5,383,015
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	5,665	6,143,976
PA Intergovernmental Cooperative Auth Philadelphia Fdg Pg	5.00%	6/15/2012	AA	1,500	1,590,735

Total					13,117,726

Tax Revenue 3.46%

AL St Pub Sch & College Auth Cap Impt & Econ Dev (NPFGC)(FGIC)	5.00%	12/1/2014	Aa1	3,540	3,876,088
AL St Pub Sch & College Auth Ser A	5.00%	5/1/2015	Aa1	2,800	3,155,992
CA St Econ Recovery Ser A	5.25%	7/1/2013	Aa3	1,915	2,084,880
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3	1,610	1,785,490
CA St Econ Recovery Ser A ETM	5.25%	7/1/2014	AAA	1,130	1,285,917
CA St Econ Recovery Unrefunded Bal Ser A	5.25%	7/1/2014	Aa3	3,870	4,291,830
Des Moines IA Indpt Cmnty Sch Dist	5.00%	6/1/2015	A+	2,810	3,101,257
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2013	AA-	10,050	10,657,623
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.25%	7/1/2012	AA-	2,000	2,093,380
IL St Sales Tax Rev	5.25%	6/15/2012	AAA	200	210,616
MA St Spl Oblig Rev Fed Hwy Grant Antic Ser A (AGM)	5.00%	12/15/2014	AAA	7,000	7,857,710
NJ Econ Dev Auth Cigarette Tax	5.375%	6/15/2014	BBB	2,560	2,680,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)

NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C	4.00%	10/1/2012	A+	$2,940	$3,068,213
NY St Dorm Auth Rev St Pers Income Tax Ser A	5.00%	3/15/2014	AAA	250	276,775
NY St Loc Govt Assistance Corp Sr Lien Ser A	5.00%	4/1/2015	AAA	2,475	2,807,615
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser B	5.00%	9/1/2014	A1	3,775	4,079,265
Regl Transit Auth LA Sales Tax (AGM)	3.00%	12/1/2013	AA+	750	780,120
Regl Transit Auth LA Sales Tax (AGM)	4.00%	12/1/2014	AA+	1,000	1,072,040
Tallahassee FL Blueprint 2000 Intergovernmental Agy (NPFGC)	5.00%	10/1/2013	Aa2	2,100	2,260,629
Volusia Cnty FL Sch Brd (NPFGC)	5.00%	10/1/2013	A+	4,150	4,354,222
WV Sch Bldg Auth	5.00%	7/1/2014	AAA	2,290	2,534,274

Total					64,314,486

Tobacco 0.76%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB	5,500	5,749,920
Railsplitter Tob Sttlmnt Auth	5.00%	6/1/2015	A	8,000	8,479,040

Total					14,228,960

Transportation 5.54%

Chicago IL Midway Arpt Rev 2nd Lien Ser B	5.00%	1/1/2034	A-	2,725	2,944,417
Clark Cnty NV Arpt Rev Sys Jr Sub Lien Nts Ser E-2	5.00%	7/1/2012	A1	4,500	4,724,235
CT St Spl Tax Oblig Transn Infrastr Ser B	5.00%	12/1/2014	AA	10,000	11,241,700
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Jt Ser A	4.00%	11/1/2014	A+	2,500	2,679,225
Delaware River PA Jt Toll Bridge Commn Ser A (NPFGC)	5.50%	7/1/2014	A2	2,455	2,721,269
Denver CO City & County Arpt Rev Ser E (NPFGC)	6.00%	11/15/2013	A+	4,100	4,567,072
DuPage Cnty IL Transn Rev (AGM)	5.00%	1/1/2012	AA+	75	77,945
E-470 Pub Hwy Auth CO Rev Ser C2 (NPFGC)	5.00%	9/1/2039	Baa1	3,450	3,579,099
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	Baa1	6,550	6,795,101
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2012	AA-	75	79,537
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%	6/1/2014	Aa2	1,000	1,110,130
LA St Offshore Terminal Auth Loop LLC Pj Ser B-1	1.875%	10/1/2040	A	3,750	3,728,587
LA St Offshore Terminal Auth Loop LLC Pj Ser B-2	2.10%	10/1/2040	A	3,500	3,458,910
MA Bay Transn Auth Sr Ser C	5.25%	7/1/2013	AAA	75	82,660
Metro Transn Auth NY Ser B	5.00%	11/15/2014	AA	1,000	1,123,200
Metro Transn Auth NY Ser B	5.00%	11/15/2023	A	4,600	4,897,850
Metro Transn Auth NY Ser B	5.00%	11/15/2027	A	6,000	6,515,460
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2015	Aa3	2,950	3,253,142
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2014	AA-	5,000	5,537,150
North TX Twy Auth Rev Sys 1st Tier Ser H	5.00%	1/1/2042	A2	2,000	2,112,400
North TX Twy Auth Rev Sys 1st Tier Ser L-2	6.00%	1/1/2038	A2	1,900	2,043,602
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2014	Aa1	1,460	1,652,691
PA St Tpk Commn Ser T (NPFGC)(FGIC)	5.50%	12/1/2013	Aa3	825	918,217
PA St Tpk Commn Sub Ser B	5.00%	6/1/2014	A-	3,250	3,535,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2014	AA+	$5,000	$5,464,900
SC Transn Infrastr Bk Ser B (AMBAC)	5.25%	10/1/2012	A1	3,465	3,713,198
South Jersey NJ Transn Auth Ser A-1	4.00%	11/1/2013	A-	4,000	4,206,000
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-2	4.25%	7/1/2012	A	1,390	1,402,079
Tulsa OK Apts Impt Tr Rev Amer Airlines Corp	7.35%	12/1/2011	B-	8,100	8,063,874
TX St Transn Commn 1st Tier	5.00%	4/1/2013	AAA	210	229,039
TX St Transn Commn 1st Tier	5.00%	8/15/2042	BBB+	500	501,655
WI St Transn Rev Ser B (AMBAC)	5.00%	7/1/2013	AA+	75	82,142

Total					103,042,258

Utilities 12.35%

Austin TX Elec Util Sys Rev (AGM)	5.00%	5/15/2014	AA+	1,875	2,074,331
Buncombe Cnty NC Metro Sewerage Dist Ser B	4.00%	7/1/2013	AA	2,850	3,034,965
Butler Cnty OH Swr Sys Rev (AGM)	5.00%	12/1/2013	Aa3	1,225	1,333,290
CA Infrastr & Econ Dev Bk Pacific Gas & Elec Ser E	2.25%	11/1/2026	A3	4,000	4,019,480
Cape Coral FL Wtr & Swr Rev Bd Antic Nts	6.00%	10/1/2011	NR	6,500	6,730,685
Cent Plains NE Enrg Pj No 1 Ser A	5.00%	12/1/2014	Ba3	3,050	3,256,912
Chelan Cnty WA Pub Util Dist No 1 Sys Nts Sub Ser A	5.00%	7/1/2013	AA	1,000	1,084,680
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2013	AA+	2,500	2,706,175
Cowlitz Cnty WA Pub Util Dist No 1 Dist Sys (NPFGC)(FGIC)	5.00%	9/1/2013	A1	2,225	2,405,759
Delaware Cnty PA Indl Dev Auth PECO Enrg Co Pj Ser A	4.00%	12/1/2012	A1	10,000	10,360,500
Enrg Northwest WA Elec Rev Pj 1 Ser A (NPFGC)	5.25%	7/1/2013	Aaa	180	198,196
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.50%	6/1/2014	A+	5,000	5,348,100
FL St Dept of Envr Protn FL Forever Ser A (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,701,160
GA Muni Elec Auth Pwr Rev Unref Bal 2005 Ser Y (AMBAC)	6.40%	1/1/2013	A+	50	52,351
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Co Pj	5.10%	10/1/2013	Baa1	5,000	5,223,150
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%	9/1/2025	Baa1	2,100	2,244,291
IL Fin Auth Gas Supply Peoples Gas Light & Coke	2.125%	3/1/2030	A1	12,750	12,244,207
IL Fin Auth Gas Supply Peoples Gas Light & Coke Ser B	2.625%	2/1/2033	A1	4,000	3,991,440
IL Muni Elec Agy Pwr Supply Ser C (NPFGC)(FGIC)	5.00%	2/1/2014	A+	1,000	1,078,390
Indianapolis IN Util Dist Ser B (NPFGC)(FGIC)	4.00%	6/1/2014	AA-	3,535	3,771,385
Intermountain Pwr Agy UT Ser A	5.00%	7/1/2012	A+	3,015	3,193,699
Intermountain Pwr Agy UT Ser A	5.50%	7/1/2014	A+	3,900	4,256,655
Jacksonville FL Elec Sys Rev Ser C	5.00%	10/1/2013	Aa3	3,750	4,123,125
Jacksonville FL St. John’s River Pwr Pk Sys Issue 2-17th Ser	5.25%	10/1/2013	Aa2	50	51,560
Kissimmee FL Util Auth Elec Sys (AGM)	5.25%	10/1/2014	Aa3	1,000	1,102,430
Long Island NY Pwr Auth Ser 2010A	5.00%	5/1/2014	A-	2,500	2,734,775
Los Alamos Cnty NM Inc Util Ser A (AGM)	5.00%	7/1/2014	AA+	4,410	4,735,237
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2013	AA-	4,925	5,330,475
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	4.00%	5/15/2013	AA-	5,000	5,296,000
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%	5/15/2014	AA-	9,505	10,472,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Maricopa Cnty AZ Pollutn Ctrl Corp Pub Svc Co Ser B	5.50%	5/1/2029	Baa2	$2,500	$2,585,600
MI Muni Bd Auth Rev Clean Wtr Rev Fd	5.50%	10/1/2013	AAA	340	379,756
Morehouse Parish LA Pollutn Ctrl Intl Paper Co Pj Ser A	5.25%	11/15/2013	BBB	2,855	3,038,634
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2015	A-	1,000	1,089,580
NC Eastern Muni Pwr Agy Ser F	5.375%	1/1/2013	A-	50	53,204
NC Eastern Muni Pwr Agy Ser F	5.50%	1/1/2014	A-	5,000	5,449,000
OH St Air Quality Dev Auth Columbus Sthn Pwr Ser A	3.875%	12/1/2038	A3	3,500	3,604,090
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser D	4.75%	8/1/2029	Baa1	12,500	12,794,500
OH St Air Quality Dev Auth Pwr Co Ser A	3.25%	6/1/2041	Baa1	4,000	3,932,720
PA Econ Dev Fing Auth Exelon Generation Ser A	5.00%	12/1/2042	A3	2,500	2,597,375
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.00%	1/1/2014	Baa3	1,000	1,012,720
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2014	BBB+	3,000	3,241,920
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2013	A2	2,260	2,395,193
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	1,500	1,631,760
Riverside CA Swr Rev	4.00%	8/1/2013	AA	1,750	1,873,743
SA Enrg Acq Pub Fac Corp TX Gas Supply Rev	5.00%	8/1/2012	A	10,000	10,573,200
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC-	4,120	3,855,249
Salt River AZ Pj Agric Impt & Pwr Dist Ser B	4.00%	1/1/2015	Aa1	2,550	2,780,418
SC St Pub Svc Auth Santee Cooper Ser E	5.00%	1/1/2014	Aa2	1,000	1,107,190
Seattle WA Muni Lt & Pwr Rev	5.00%	4/1/2013	Aa2	1,000	1,087,160
Sthn CA Pub Pwr Auth Pj No 1 Ser A	5.00%	11/1/2012	Baa1	1,000	1,042,480
Sthn MN Muni Pwr Agy Ser A (AMBAC)	5.25%	1/1/2015	A+	5,000	5,585,400
TN Enrg Acq Corp Ser A	5.00%	9/1/2012	B	1,500	1,579,425
TN Enrg Acq Corp Ser A	5.00%	9/1/2013	B	3,615	3,842,817
TN Enrg Acq Corp Ser C	5.00%	2/1/2013	BBB	5,965	6,272,854
Truckee Meadows NV Wtr Auth	5.00%	7/1/2014	Aa2	10,420	11,490,551
Vernon CA Elec Sys Rev Ser A	3.75%	8/1/2013	A-	8,850	9,134,970
Vernon CA Elec Sys Rev Ser A	5.25%	8/1/2014	A-	1,000	1,081,300
WI Pub Pwr Inc Sys Ser A (NPFGC)	5.25%	7/1/2013	A+	4,000	4,305,000
York Cnty VA Econ Dev Auth Elec & Pwr Ser A	4.05%	5/1/2033	A-	2,000	2,099,480

Total					229,673,586

Total Municipal Bonds (cost $1,348,137,302)					1,357,453,644

WARRANT 0.00%

General Obligation

Mobile AL (AMBAC) (cost $50,066)	4.10%	2/15/2011	Aa2	50	50,208

Total Long-Term Investments (cost $1,348,187,368)					1,357,503,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 25.93%

Municipal Bond 0.37%

Education

MA St Dev Fin Agy (cost $6,755,000)		1.00%	1/5/2011	NR		$6,755	$6,755,000

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date
Variable Rate Demand Notes 25.56%

Corporate-Backed 2.06%

Metro Govt Nashville & Davidson Cnty TN Indl Dev Brd Ser A	3.25%	1/6/2011	1/1/2014	NR		1,480	1,480,000
MS Business Fin Corp 600 Concourse Pj	3.25%	1/6/2011	8/1/2031	BBB-		10,270	10,270,000
MS Business Fin Corp Grand Alliance LLC Pj	3.25%	1/6/2011	1/1/2033	BBB-		12,275	12,275,000
NJ Econ Dev Auth Bayonne/IMTT Pj Ser C	0.75%	1/3/2011	12/1/2027	A3		14,300	14,300,000

Total							38,325,000

Education 2.67%

Athens-Clarke Cnty GA Unif Govt Dev Auth Univ GA Athletic Assn Pj	0.75%	1/3/2011	9/1/2031	A3		17,200	17,200,000
Baltimore Cnty MD Econ Dev Garrison Forest Sch Inc Pj	0.75%	1/3/2011	10/1/2031	A3		4,000	4,000,000
Birmingham AL Edl Bldg Auth Miles College Pj Ser A	3.25%	1/6/2011	2/1/2029	Ba2		1,820	1,820,000
CA Infrastr & Econ Dev Bk Westside Waldorf Sch Pj	1.94%	1/6/2011	10/1/2028	BBB-	(a)	3,000	3,000,000
Cerro Gordo Cnty IA Private Newman Catholic Sch Sys Pj	3.00%	1/3/2011	5/1/2032	Baa3		4,250	4,250,000
Dougherty Cnty GA Dev Auth Deerfield Windsor Sch Pj	3.25%	1/6/2011	3/1/2021	Ba2		3,500	3,500,000
Latrobe PA Indl Dev Auth Rev Greensburg Diocese	4.00%	1/6/2011	6/1/2033	Baa3		4,485	4,485,000
MA St Dev Fin Agy Meadowbrook Sch Issue	4.04%	1/6/2011	8/1/2030	Baa3		3,650	3,650,000
Madison Cnty VA Indl Dev Auth Woodberry Forest Sch	0.75%	1/3/2011	10/1/2037	A3		3,065	3,065,000
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Fisk Univ Pj	3.25%	1/6/2011	12/1/2020	Ba2		4,735	4,735,000

Total							49,705,000

General Obligation 2.94%

IL St Ser B	3.25%	1/5/2011	10/1/2033	A+		35,250	35,250,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

New York City NY Fiscal 2008 Sub Ser J-3	3.60%	1/3/2011	8/1/2023	AAA	$19,400	$19,400,000

Total						54,650,000

Health Care 5.99%

Albany-Dougherty Cnty GA Hosp Auth Ser B	2.10%	1/3/2011	9/1/2032	BBB-	18,190	18,190,000
Allegheny Cnty PA Indl Dev Auth Longwood Oakmont Ser A	5.00%	1/3/2011	7/1/2038	BBB	1,600	1,600,000
CA Statewide Cmntys Dev Auth Elder Care Alliance	4.00%	1/5/2011	11/1/2030	BBB+	12,560	12,560,000
Gulf Shores AL Med Clinic Brd Colonial Pinnacle Mob Pj	3.25%	1/6/2011	7/1/2034	Ba2	4,300	4,300,000
IL Hlth Facs Auth Rev Lutheran Home & Svcs Pj	3.31%	1/6/2011	8/15/2031	BBB	5,000	5,000,000
LA Pub Facs Auth Rev Blood Ctr Pj	3.25%	1/6/2011	10/1/2030	Ba2	3,265	3,265,000
Marion Cnty OH Hlthcare Fac Church Homes Inc Pj	4.00%	1/5/2011	9/1/2027	BBB	16,265	16,265,000
Mobile AL Second Med Clinic Brd Bridge Inc Pj	3.25%	1/6/2011	3/1/2016	NR	765	765,000
NH St Business Fin Auth Cottage Hosp Issue	4.04%	1/6/2011	7/1/2035	Baa3	6,965	6,965,000
Oakbend Med Ctr TX Hosp Rev	2.13%	1/3/2011	12/1/2038	Ba2	17,535	17,535,000
Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.75%	1/3/2011	7/1/2036	A3	6,000	6,000,000
WI St Hlth & Edl Facs Auth Lutheran Home	2.01%	1/6/2011	12/1/2025	A3	4,385	4,385,000
WI St Hlth & Edl Facs Auth Oakwood Vlg	2.01%	1/6/2011	3/1/2035	A3	12,880	12,880,000
WI St Hlth & Edl Facs Auth Pooled Ln Fing Pg Ser E	2.00%	1/5/2011	2/1/2022	A3	1,565	1,565,000

Total						111,275,000

Housing 0.18%

Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	3.25%	1/6/2011	7/1/2018	BBB	3,295	3,295,000

Lease Obligations 5.87%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A	2.13%	1/3/2011	6/1/2032	Aa1	22,075	22,075,000
Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD	1.68%	1/3/2011	6/1/2034	AA+	48,220	48,220,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	1.68%	1/3/2011	6/1/2034	AA+	38,900	38,900,000

Total						109,195,000

Other Revenue 3.89%

Clark Cnty NV Econ Dev Rev Oppty Vlg Fdtn Pj	4.04%	1/6/2011	1/1/2037	Baa3	14,800	14,800,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2010

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	4.00%	1/3/2011	6/1/2038	Baa1	$1,000	$1,000,000
LA Loc Govt Envr Facs & Cmnty Dev Auth Montan LLC Pj	3.25%	1/6/2011	7/1/2033	Ba2	9,105	9,105,000
LA Pub Facs Auth Rev Air Prods & Chemicals Pj	1.50%	1/5/2011	8/1/2050	A	10,000	10,000,000
LA Pub Facs Auth Rev Cenikor Fndtn Pj	3.25%	1/6/2011	4/1/2021	Ba2	2,380	2,380,000
LA Pub Facs Auth Rev Spicy Girls Avery Island	3.25%	1/6/2011	2/1/2033	Ba2	7,235	7,235,000
Lafayette LA Econ Dev Auth Stirling Lafayette LLC Pj	3.25%	1/6/2011	2/1/2038	Ba2	12,000	12,000,000
Orange Cnty FL Indl Dev Auth Catholic Charities Ctr	0.75%	1/3/2011	7/1/2037	BBB+	5,900	5,900,000
WI St Hlth & Edl Facs Auth Maranatha Baptist	2.00%	1/6/2011	8/1/2026	BB+	9,950	9,950,000

Total						72,370,000

Transportation 0.41%

Sarasota-Manatee Arpt Auth FL	0.75%	1/3/2011	8/1/2014	BBB+	7,690	7,690,000

Utilities 1.55%

FL St Muni Pwr Agy Rev All Requirements Pwr Ser E	0.75%	1/3/2011	10/1/2030	Aa2	9,290	9,290,000
Franklin TN Pub Bldg Auth Loc Govt Pub Impt 101-A-1	1.68%	1/3/2011	6/1/2037	Aaa	19,550	19,550,000

Total						28,840,000

Total Variable Rate Demand Notes (cost $475,345,000)						475,345,000

Total Short-Term Investments (cost $482,100,000)						482,100,000

Total Investments in Securities 98.93% (cost $1,830,287,368)						1,839,603,852

Cash and Other Assets in Excess of Liabilities 1.07%						19,895,963

Net Assets 100.00%						$1,859,499,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 99.21%

Corporate-Backed 3.34%

Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		$1,500	$1,513,995
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		3,315	3,487,877
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB		3,800	3,911,340
Babylon NY Indl Dev Agy Res Rev Covanta Babylon Ser A	5.00%	1/1/2019	AA		4,000	4,237,520
Chicago IL O’Hare Intl Arpt Ser B (AGM)	5.00%	1/1/2020	AA+		3,500	3,684,730
DeSoto Parish LA Envr Fac Intl Paper Co Ser A AMT	4.75%	3/1/2019	BBB		6,480	6,254,366
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		1,000	959,410
Jay ME Solid Wst Disp Rev Intl Paper Co Pj Ser A AMT	4.90%	11/1/2017	BBB		2,890	2,775,672
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		500	511,170
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(a)	750	768,000
MD St Indl Dev Fing Auth Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(a)	1,000	1,026,290
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(d)	6.20%	9/1/2020	NR		400	132,000
Mission TX Econ Dev Corp Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,121,920
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		3,000	2,655,030
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	978,860
NH St Business Fin Auth Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	A3		1,000	1,012,690
NH St Business Fin Auth UTD Illuminating Ser A AMT	4.50%	7/1/2027	BBB		5,000	5,024,200
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		3,000	2,790,570
OH St Wtr Dev Auth Solid Wst Allied Wst NA Inc Pj Ser A AMT	5.15%	7/15/2015	BBB		250	255,632
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BBB-		4,940	4,758,208
Port of Corpus Christi Auth of Nueces Cnty TX Union Pacific	5.65%	12/1/2022	NR		2,400	2,448,912
Rockport IN Pollutn Ctrl Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB		2,500	2,732,450
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A		500	540,750
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-		2,450	2,370,522
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB-		150	147,476
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB		250	229,680
Tulsa OK Arpts Impt Tr Rev Ser A Rmkt AMT	7.75%	6/1/2035	Caa2		2,500	2,575,725
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3		1,000	865,380
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		5,000	4,486,050
Wyandotte Cnty Kansas City KS Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR		2,000	1,885,840

Total						67,142,265

Education 6.16%

Adams Cnty PA Indl Dev Auth Gettysburg College	5.00%	8/15/2020	A		1,760	1,873,186
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+		250	263,530
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2015	A2		1,100	1,209,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s*	Principal Amount (000)	Value
Education (continued)

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ Ser A (NPFGC)(FGIC)	5.00%	3/1/2013	A-	$150	$160,068
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.00%	7/1/2021	Aa3	610	621,151
AZ St Univ Brd Regents COP (NPFGC)	5.00%	7/1/2022	AA-	3,465	3,583,226
AZ St Univ Enrg Mgmt LLC Tempe Campus II	5.00%	7/1/2019	AA-	2,090	2,256,343
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa3	500	564,225
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,035,138
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	2,000	2,042,720
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	1,000	1,018,770
Carrollton TX Fmrs Branch Indpt Sch Dist Sch Bldg PSF GTD	4.50%	2/15/2019	AAA	500	539,260
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-	5,110	4,806,670
CT St Hlth & Edl Facs Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,099,990
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2019	A-	500	528,620
Cuyahoga OH Cmnty College Dist Ser C	5.00%	8/1/2020	Aa2	1,800	1,967,292
Harris Cnty TX Cultural Ed Facs Fin Corp Baylor College Medicine Ser D	5.00%	11/15/2019	A-	1,910	1,940,904
IL Edl Facs Auth Rev Northwestern Univ	5.50%	12/1/2013	AAA	230	245,251
IL Fin Auth Rev DePaul Univ	5.00%	10/1/2013	A-	1,225	1,306,548
IL Fin Auth Rev Inst Tech	6.50%	2/1/2023	Baa3	2,000	2,065,700
IL Fin Auth Rev Inst Tech Ser A	5.00%	4/1/2016	Baa3	2,000	2,043,260
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,597,563
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,488,000
MA St Hlth & Edl Facs Auth Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,308,992
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	6.25%	6/15/2020	Ba3	2,830	2,666,341
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,259,132
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,140,765
Miami-Dade Cnty FL Edl Facs Auth Univ of Miami Ser A	5.25%	4/1/2016	A-	1,000	1,096,080
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	625	736,156
NC Cap Facs Fin Agy Meredith College	5.375%	6/1/2021	BBB	500	516,460
NH Hlth & Ed Facs Auth Univ Sys Ser A	5.50%	7/1/2020	Aa3	1,890	2,116,895
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa1	5,595	6,391,728
NJ St Higher Ed Assist Auth Ser 1A	5.00%	12/1/2018	AA	3,985	4,224,937
NJ St Higher Ed Assist Auth Ser A	5.00%	6/1/2018	AA	3,055	3,228,982
NY St Dorm Auth Rev Non St Supp Debt St Montefiore Med Ctr (NPFGC)(FGIC)(FHA)	5.00%	2/1/2022	BBB	2,500	2,563,725
NY St Dorm Auth Rev Non St Supp Debt St Rochester Inst Tech	5.00%	7/1/2018	A1	1,000	1,107,090
OH St Higher Edl Fac Rev Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,430,133
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,097,758
PA St Higher Edl Facs Auth Edinboro Univ	5.00%	7/1/2018	BBB-	250	251,083
PA St Higher Edl Facs Auth Ser AG	5.25%	6/15/2018	Aa2	1,000	1,144,790

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s*	Principal Amount (000)	Value
Education (continued)

PA St Higher Edl Facs Auth Ser AH	5.00%	6/15/2019	Aa2	$2,455	$2,730,156
PA St Higher Edl Facs Auth Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	3,941,349
Pierce Cnty WA Sch Dist No 416 White River (AGM)	5.00%	12/1/2015	Aa1	250	283,123
RI St Hlth & Edl Bldg Corp Pub Sch Fing Pg Ser A (AGM)	5.00%	5/15/2018	Aa3	1,855	2,016,552
Troy NY Indl Dev Auth Civic Fac Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	2,500	2,543,050
TX St Univ Sys Fing Rev	5.25%	3/15/2019	Aa2	5,000	5,705,550
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2020	AA	1,475	1,634,403
Univ of AR Rev Fac Fayetteville Campus (AMBAC)	5.00%	11/1/2014	Aa2	350	390,222
Univ of CO Entrprse Sys Ser A	5.00%	6/1/2018	Aa2	1,250	1,418,425
Univ of MN Spl Purp Rev St Supp Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,106,770
Univ of North TX Rev Fing Sys	4.00%	4/15/2020	Aa2	4,680	4,882,691
Univ of Pittsburgh PA Cap Pj Ser B	5.00%	9/15/2019	Aa1	2,000	2,263,760
Univ of Toledo OH	5.00%	6/1/2017	A+	1,855	2,058,289
Univ of Toledo OH	5.00%	6/1/2018	A+	1,145	1,258,504
Univ of Toledo OH	5.00%	6/1/2019	A+	2,800	3,035,536
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,797,150
Univ of Western MI Rev (AG)	5.25%	11/15/2020	AA+	3,980	4,213,387

Total					123,817,071

General Obligation 12.36%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2022	Aa1	500	530,200
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.25%	8/1/2019	A1	875	976,290
Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.50%	8/1/2020	A1	730	818,520
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,014,006
Bexar Cnty TX Ltd Tax Pass Thru	5.25%	6/15/2020	Aaa	3,190	3,457,481
Birmingham AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,093,320
Boone McHenry & DeKalb Cntys IL Cmnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,681,775
Brevard Cnty FL Sch Brd COP Ser B (NPFGC)(FGIC)	5.00%	7/1/2019	Aa3	3,500	3,646,195
Broward Cnty FL Pks & Land Preservation Pj	5.00%	1/1/2019	Aaa	2,040	2,208,055
CA St	5.00%	8/1/2018	A1	3,000	3,190,140
CA St (AGM)	5.00%	8/1/2016	AA+	2,000	2,183,080
CA St Var Purp	5.25%	10/1/2020	A1	10,000	10,603,000
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	8,350	7,619,542
Chandler AZ	4.00%	7/1/2020	AAA	3,375	3,494,306
Chicago IL Brd of Ed Ser F	5.00%	12/1/2017	Aa2	1,500	1,611,210
Chicago IL Pjs Ser A (AGM)	5.00%	1/1/2027	AA+	17,525	16,649,801
Chicago IL Pk Dist Ser F	5.50%	1/1/2022	AA+	1,750	1,930,495
Cleveland OH Var Purp Ser A (AG)	5.25%	12/1/2020	AA+	1,415	1,540,694
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (AGM)	5.50%	12/1/2016	Aa2	1,580	1,803,286
Cook Cnty IL Ser A	5.00%	11/15/2019	AA	1,405	1,478,875
Crawford Cent Sch Dist PA Ser C	5.00%	2/1/2019	Aa3	1,775	1,948,240
DE Vly Regl Financial Auth Ser B (AMBAC)	5.60%	7/1/2017	A2	3,140	3,424,610
Desert Sands CA Unif Sch Dist Election 2001	5.75%	8/1/2019	Aa2	675	775,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s*	Principal Amount (000)	Value
General Obligation (continued)

Detroit MI Dist St Aid	5.00%	11/1/2018	AA-	$3,320	$3,557,048
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AA+	3,500	3,738,490
FL St Brd of Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,122,570
Fontana CA Unif Sch Dist Ser A (AGM)	5.25%	8/1/2025	AA+	3,125	3,255,844
Foothill-De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aaa	500	548,600
Fresno CA Unif Sch Dist Ser B (NPFGC)	5.25%	2/1/2024	A+	3,285	3,239,076
Garland TX Indpt Sch Dist Sch Bldg Ser A	5.00%	2/15/2020	Aaa	2,000	2,253,800
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,137,360
Hemet CA Unif Sch Dist 2002 Election Ser C (NPFGC)	5.00%	8/1/2011	A	200	204,854
HI St Arpts Sys Rev Ser B AMT	5.00%	7/1/2017	A2	10,000	10,743,800
HI St Ser DR	5.00%	6/1/2018	Aa1	3,160	3,631,093
Hoffman Estates Vlg IL Ser A	5.25%	12/1/2020	AA+	1,205	1,334,586
Houston TX Pub Impt Ser A	5.00%	3/1/2022	AA	7,285	7,803,036
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,796,325
IL St 1st Ser (NPFGC)	5.375%	4/1/2016	A+	4,465	4,767,504
IL St 1st Ser (NPFGC)	5.50%	8/1/2016	A+	2,255	2,421,216
Iron Cnty UT Sch Dist Sch Bldg UT Sch Bd Pg	5.00%	1/15/2021	Aaa	1,210	1,295,305
Jackson MS Pub Sch Dist (AGM)	5.00%	10/1/2018	Aa3	2,655	2,777,449
Jersey City NJ Pub Impt Ser A (NPFGC)	5.25%	9/1/2015	A1	250	270,048
Kane Cnty IL Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AA+	2,730	2,886,811
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2022	AA+	2,300	2,332,039
Kane McHenry Cook & De Kalb Cntys IL Unit Sch Dist No 300 (AG)(AMBAC)	5.00%	1/1/2023	AA+	9,520	9,573,788
King Cnty WA Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,826,975
King Cnty WA Sch Dist No 414 Lake Washington (AGM)	5.00%	12/1/2016	Aaa	4,125	4,734,180
KY St Ppty & Bldgs Commn Pj No 89 (AGM)	5.00%	11/1/2014	AA+	2,000	2,229,040
Lancaster CA Sch Dist (AG)	5.00%	8/1/2017	AA+	1,125	1,229,501
Las Vegas-Clark Cnty NV Library Dist Medium Term	5.00%	1/1/2019	AA	3,500	3,789,555
Los Angeles CA Unif Sch Dist Ser A (NPFGC)	5.00%	7/1/2018	Aa2	500	543,140
MA St Ser C (AGM)	5.50%	12/1/2017	AA+	1,600	1,892,640
Maricopa Cnty AZ Sch Dist No 6 Washington Elem Sch Impt Pj of 2001 Ser B (AGM)	5.00%	7/1/2017	AA+	400	446,852
Maricopa Cnty AZ Unif Sch Dist No 41-Gilbert Sch Impt Ser A (NPFGC)(FGIC)	5.00%	7/1/2018	Aa2	2,400	2,628,696
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	3,872,802
Memphis TN Gen Impt (NPFGC)	5.00%	10/1/2018	AA	3,295	3,597,020
Metro Govt Nashville & Davidson Cnty TN	5.00%	1/1/2018	Aa1	8,325	9,605,801
Metro Govt Nashville & Davidson Cnty TN	5.00%	5/15/2020	Aa1	5,225	5,768,557
Miami-Dade Cnty FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	Aa2	3,225	3,609,742
Mobile AL Ser B	5.00%	2/15/2018	Aa2	1,000	1,112,970
MS Dev Bk Spl Oblig Harrison Cnty Pj Ser D (AG)	5.00%	10/1/2020	AA+	1,495	1,597,422
MS Dev Bk Spl Oblig Jackson GTD	5.50%	1/1/2019	Aa2	1,120	1,237,947
NC Infrastr Fin Corp Cap Impt Ser A (AGM)	5.00%	5/1/2017	AA+	2,000	2,266,880
New York City NY Ser H-1	5.00%	3/1/2015	AA	1,665	1,861,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s*	Principal Amount (000)	Value
General Obligation (continued)

NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AGM)	5.00%	10/1/2020	AA+	$475	$514,454
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2012	AAA	1,320	1,368,753
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2016	AAA	1,920	1,990,914
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	770	798,440
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,296,625
Otsego MI Pub Sch Dist (AGM)	4.00%	5/1/2021	AA+	2,245	2,198,394
Philadelphia PA (CIFG)	4.50%	8/1/2012	A2	250	257,775
Philadelphia PA Ser A (AGM)	5.00%	12/15/2015	AA+	1,315	1,443,870
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	556,385
Phoenix AZ Var Purp Ser A	5.00%	7/1/2016	AAA	2,525	2,897,109
Plainfield Vlg IL Ser A (NPFGC)	5.00%	12/15/2019	AA	1,940	2,081,892
Pocono Mountain PA Sch Dist Nts Ser A (AGM)	5.00%	9/1/2021	Aa3	1,440	1,533,168
Puerto Rico Comwlth Pub Impt Ser A (AGM)	5.00%	7/1/2018	AA+	3,000	3,157,650
Puerto Rico Comwlth Pub Impt Ser A (XLCA)	5.50%	7/1/2017	A3	2,705	2,858,860
San Bernardino Cmnty College Dist CA Election 2002 Ser A	6.00%	8/1/2021	Aa2	750	853,440
San Jose CA Unif Sch Dist Election of 2002 Ser C (NPFGC)(FGIC)	4.50%	8/1/2023	AA	2,825	2,872,262
Shelby Cnty TN	5.00%	4/1/2019	AA+	1,500	1,728,120
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,771,048
Territory of Guam Ser A	5.75%	11/15/2014	B+	1,645	1,706,885
Three Rivers MI Cmnty Schs (AGM)	5.00%	5/1/2017	AA+	500	559,010
Virgin Islands Pub Fin Auth Sr Lien Ser B	5.00%	10/1/2019	BBB	3,000	3,129,210
WA St Var Purp Ser 2010A	5.00%	8/1/2022	AA+	2,850	3,135,342
WA St Var Purp Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,289,140
Washoe Cnty NV Sch Dist Ser B (NPFGC)	5.00%	6/1/2014	AA	300	331,359
Williamson Cnty TX (NPFGC)	5.25%	2/15/2018	AAA	500	575,625
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2019	AA+	1,000	1,079,960
Worcester MA Muni Purp Ln Ser A (AGM)	5.25%	10/1/2020	AA+	1,195	1,272,735
Yavapai Cnty AZ Unif Sch Dist No 22 Humboldt Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa3	1,070	1,182,350

Total					248,660,566

Health Care 21.21%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.625%	11/15/2022	NR	2,000	1,818,160
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.75%	11/15/2026	NR	3,000	2,628,240
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2017	BB-	3,250	2,832,700
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	750	821,970
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,050,840
Birmingham-Baptist Med Ctr Spl Care Fing Baptist Hlth Sys Inc Ser A	5.25%	11/15/2016	Baa2	2,605	2,705,423
Blount Cnty TN Hlth & Edl Facs Brd Asbury Inc Ser A	5.125%	4/1/2023	NR	5,200	4,301,700
CA Hlth Facs Fing Auth Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	2,033,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

CA Hlth Facs Fing Auth Episcopal Home Ser B	5.50%	2/1/2024	A-		$2,000	$2,002,740
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA		1,000	1,136,190
CA Hlth Facs Fing Auth Scripps Hlth Ser A	5.50%	10/1/2020	AA-		2,000	2,175,640
CA Hlth Facs Fing Auth Stanford Hosp & Clinics Ser A	5.00%	11/15/2023	Aa3		3,000	3,035,670
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2016	Baa2		2,000	1,999,040
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.00%	2/1/2017	Baa2		2,245	2,208,047
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1		240	238,745
CA Statewide Cmntys Dev Auth Kaiser Permanente Ser A	5.00%	4/1/2019	A+		6,000	6,301,140
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	6.25%	11/15/2019	BBB		1,600	1,668,336
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	4.80%	7/15/2017	NR		200	190,194
Charlotte-Mecklenburg Hosp Auth NC Carolina Hlthcare Ser A	5.25%	1/15/2023	AA-		2,895	3,122,808
Charlotte-Mecklenburg Hosp Auth NC Carolina Ser A	5.00%	1/15/2019	AA-		4,455	4,817,815
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.00%	8/1/2019	NR		1,500	1,521,075
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2019	AA		8,500	9,094,320
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2020	AA		1,925	2,045,236
CO Hlth Facs Auth Rev Sisters Leavenworth Ser B	5.00%	1/1/2021	AA		6,535	6,882,989
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB-		550	550,358
CT St Hlth & Edl Facs Auth Quinnipiac Univ Hlth & Ed K1 (NPFGC)	5.00%	7/1/2014	A-		1,500	1,630,305
Delaware Cnty PA Auth Hosp Rev Crozer Keystone Oblig Grp Ser A	5.00%	12/15/2019	BBB-		1,000	946,080
Doylestown PA Hosp Auth Hosp Ser A (AG)	5.00%	7/1/2022	AA+		1,000	982,860
Eden Twp CA Hlthcare Dist COP	5.375%	6/1/2023	BBB	(a)	3,085	2,948,982
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		1,000	1,032,620
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	6.00%	7/1/2020	Ba1		5,465	5,299,957
Florence Cnty SC Hosp Rev McLeod Regl Med Ctr Ser A	5.00%	11/1/2018	A+		1,845	1,989,630
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.50%	1/1/2018	BBB-	(a)	3,535	3,559,427
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	5.65%	1/1/2019	BBB-	(a)	2,000	2,005,080
Geisinger Auth PA Hlth Sys Ser A	5.50%	8/15/2023	AA		16,260	18,132,339
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	4.75%	8/1/2019	A2		3,840	3,913,229
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser A	5.25%	12/1/2014	A+		1,415	1,548,406
HI St Dept Bdgt & Fin Ser C2	6.40%	11/15/2014	NR		1,100	1,113,288
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	A3		160	171,560
Highlands Cnty FL Hlth Facs Auth Hosp Adventist Hlth Ser C	5.00%	11/15/2027	AA-		7,500	7,357,200
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		2,000	1,557,720
IA Fin Auth Hlth Facs Rev Ser A Rmkt (AG)	5.00%	8/15/2018	Aa3		2,070	2,235,600
IA Fin Auth Hlthcare Facs Genesis Hlth Sys	5.00%	7/1/2019	A1		4,075	4,252,507
IL Fin Auth Rev Edward Hosp Ser A Rmkt (AMBAC)	6.00%	2/1/2028	A+		1,400	1,410,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

IL Fin Auth Rev Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AA	$1,000	$1,002,040
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2018	BBB+	1,000	1,010,010
IL Fin Auth Rev Provena Hlth Ser A	5.75%	5/1/2019	BBB+	3,000	2,984,070
IL Fin Auth Rev Provena Hlth Ser A	6.00%	5/1/2020	BBB+	4,000	3,999,600
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	6.00%	11/1/2019	A2	1,000	1,066,670
IL Fin Auth Rev Sedgebrook Inc Fac Ser A(d)	5.50%	11/15/2013	NR	185	2
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AA+	2,000	2,197,420
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AA+	2,000	2,181,500
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa3	55	55,360
IN Bd Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA	1,765	1,939,311
IN Hlth & Edl Facs Fing Auth St. Francis Ser E Rmkt (AGM)	5.25%	11/1/2022	Aa3	1,000	1,039,950
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	875	832,239
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2018	AA+	4,350	4,781,215
Jackson Cnty MI Hosp Fin Auth Ser C Rmkt (AG)	5.00%	6/1/2019	AA+	4,400	4,793,228
Kalamazoo MI Hosp Fin Auth Bronson Hosp Ser A Rmkt (AGM)	5.25%	5/15/2014	AA+	2,000	2,143,440
Kenai Peninsula AK Cent Kenai Peninsula Hosp Svc Area (NPFGC)(FGIC)	5.00%	8/1/2016	A1	2,585	2,703,522
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.50%	7/1/2020	BB+	3,275	3,187,754
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 50-C-3	6.50%	5/15/2015	NR	1,000	1,003,820
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser 65-C-2	7.00%	11/15/2015	NR	4,700	4,721,761
KS St Dev Fin Auth Hosp Rev Adventist Hlth	5.25%	11/15/2019	AA-	1,580	1,745,916
KS St Dev Fin Auth Hosp Rev Adventist Sunbelt Ser D	5.00%	11/15/2020	AA-	1,775	1,907,628
LA Pub Facs Auth Rev Christus Hlth Ser A	5.25%	7/1/2020	A+	3,200	3,294,912
Lufkin TX Hlth Facs Dev Corp Mem Hlth Sys of East TX	6.00%	2/15/2024	BBB	7,500	7,485,975
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR	5,000	5,003,600
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2020	A	4,905	5,090,458
MD St Hlth & Higher Edl Facs Auth Univ MD Med Sys	5.00%	7/1/2021	A	5,550	5,684,920
ME Hlth & Higher Edl Facs Auth Ser A (NPFGC)	5.375%	7/1/2018	A1	2,700	2,869,452
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2018	A1	2,640	2,796,526
ME Hlth & Higher Edl Facs Auth Ser B	4.50%	7/1/2019	A1	5,505	5,749,807
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	4.00%	8/1/2022	AA+	1,000	925,620
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	4.00%	8/1/2023	AA+	1,635	1,485,643
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2017	AA+	2,630	2,816,677
Med Ctr Hosp Auth GA Rev Columbus Regl Hlthcare Ser A (AGM)	5.00%	8/1/2021	AA+	2,115	2,176,525
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	2,919,247
MN Agric & Econ Dev Brd Hlthcare Essential Ser C-1 Rmkt (AG)	5.50%	2/15/2025	AA+	4,500	4,713,120
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2018	AA	1,605	1,742,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2019	AA	$1,790	$1,928,188
Montgomery Cnty PA Indl Dev Auth New Regl Med (FHA)	5.00%	8/1/2020	AA	1,000	1,051,220
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2016	A-	2,000	2,141,040
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2017	A-	2,500	2,642,375
MS Hosp Equip & Facs Auth Baptist Hlth Sys Inc A	5.00%	8/15/2018	A-	3,000	3,107,370
MS Hosp Equip & Facs Auth North MS Hlth Svcs Ser 1	5.00%	10/1/2017	AA	2,500	2,764,325
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR	2,900	2,714,429
NC Med Care Commn Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	3,475	3,748,969
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A1	1,500	1,622,385
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2015	AA-	1,500	1,637,085
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2016	AA-	2,000	2,202,700
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.00%	7/1/2018	BBB-	3,000	3,102,180
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-	2,045	2,044,980
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Ser B	5.25%	7/1/2023	BBB-	10,000	8,949,800
NJ Hlthcare Facs Fing Auth Virtua Hlth (AG)	5.50%	7/1/2020	AA+	5,455	5,864,234
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	A3	2,000	2,026,420
NY St Dorm Auth Rev Good Samaritan Hosp Med Ctr Ser A (NPFGC)	5.75%	7/1/2014	A3	1,500	1,511,430
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Baa3	1,000	1,004,170
NY St Dorm Auth Rev Non St Supp Debt North Shore L I Jewish Ser E	5.00%	5/1/2019	A-	4,000	4,171,160
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BBB+	2,000	2,033,560
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	1,049,630
OH St Higher Edl Fac Commn Hosp Cleveland Clinic Hlth Pj Ser A	5.00%	1/1/2015	Aa2	1,000	1,109,190
OH St Hosp Fac Rev Cleveland Clinic Hlth Ser B	5.00%	1/1/2022	Aa2	3,000	3,146,910
Orange Cnty FL Hlth Facs Auth Orlando Hlth Inc	5.25%	10/1/2020	A	5,000	5,112,100
PA St Higher Edl Facs Auth Univ of Pittsburgh Med Ctr Ser E	5.00%	5/15/2020	Aa3	8,000	8,497,120
Palomar Pomerado Hlth Care COP	5.25%	11/1/2021	Baa3	5,000	4,776,950
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	2,000	2,000,300
Roanoke VA Econ Dev Auth Carilion Clinic Oblig	5.00%	7/1/2025	A+	20,000	19,817,000
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2011	BBB	250	252,210
SC Jobs Econ Dev Auth Tuomey (CIFG)	5.00%	11/1/2019	BBB	3,620	3,409,968
SC Jobs Econ Dev Auth Tuomey Hlthcare Sys (AMBAC)	5.00%	11/1/2018	NR	2,400	2,226,216
Scottsdale AZ Indl Dev Auth Scottsdale Hlthcare A	5.00%	9/1/2017	A-	2,000	2,138,660
Shelby Cnty TN Hlth Edl & Hsg Facs Brd Baptist Mem Hlth Ser 2004A	5.00%	9/1/2017	AA	4,000	4,365,720
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,416,254
South Broward FL Hosp Dist Rev Hosp (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,801,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

St. Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	5.00%	11/15/2017	BB+	$2,900	$2,817,843
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.00%	9/1/2022	BBB+	3,300	3,083,652
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	2,325	2,290,264
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	255,585
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	5.75%	7/1/2018	AA+	3,500	3,784,515
Territory of Guam Oblig Rev Section 30 Ser A	5.375%	12/1/2024	BBB-	1,000	995,590
Territory of Guam Oblig Rev Section 30 Ser A	5.50%	12/1/2019	BBB-	1,000	1,063,610
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	4.75%	11/1/2025	A	6,150	5,847,727
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,510,658
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,280,442
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.00%	11/1/2019	A3	4,000	3,949,240
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	5.125%	11/1/2020	A3	5,500	5,443,185
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1	1,170	1,156,861
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1	7,000	6,850,200
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser B	4.75%	8/15/2025	A3	2,000	2,097,200
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,178,387
WI St Hlth & Edl Facs Auth Froedtert & Cmnty Hlth	5.00%	4/1/2020	AA-	1,500	1,576,350
WI St Hlth & Edl Facs Auth Ministry Hlth Rmkt (AGM)	5.00%	8/1/2016	AA+	2,230	2,406,148
WI St Hlth & Edl Facs Auth Ministry Hlthcare Ser A	5.00%	8/15/2018	A+	6,665	7,148,079
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR	3,750	3,701,887
WI St Hlth & Edl Facs Auth Synergy Hlth Inc	6.00%	11/15/2023	AA-	3,340	3,438,196
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	8,160	8,403,005
WI St Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	2,049,640
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,548,336

Total					426,586,103

Housing 0.79%

Athens GA Hsg Auth Rev Univ GA East Campus	4.00%	12/1/2019	Aa2	2,045	2,130,563
Athens GA Hsg Auth Rev Univ GA East Campus ETM	4.00%	12/1/2019	Aa2	240	257,270
East Rochester NY Hsg Auth Rev St. John’s Hlthcare Ser A (GNMA)	5.00%	4/20/2027	AAA	2,500	2,491,550
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2018	BBB	1,000	959,160
Kansas City MO Indl Dev Auth Multi Fam Hsg Grand Blvd Lofts Pj Ser B	5.00%	1/1/2012	NR	1,835	1,814,246
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-	300	315,039
Minneapolis MN Multi Fam Hsg Riverside Plaza Ser B(e)	6.00%	11/1/2013	NR	5,000	4,967,600
NJ Econ Dev Auth MSU Student Hsg Pj	5.00%	6/1/2018	Baa3	1,390	1,407,959
NJ Econ Dev Auth MSU Student Hsg Pj	5.25%	6/1/2019	Baa3	1,610	1,631,751

Total					15,975,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations 7.40%

Arkansas KS Pub Bldg Commn South Cent Regl Med Ctr	6.25%	9/1/2024	A3	$2,335	$2,416,725
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	AA+	4,500	4,881,195
AZ Sch Facs Brd Ctfs Ser A-3 (NPFGC)(FGIC)	5.00%	9/1/2019	Aa3	4,850	4,973,093
Broward Cnty FL Sch Brd COP (NPFGC)	5.00%	7/1/2021	Aa3	2,930	2,999,441
CA St Pub Wrks Brd Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A2	4,085	4,109,347
CA St Pub Wrks Brd Dept Hlth Svcs Richmond Lab Ser B (XLCA)	5.00%	11/1/2017	A2	315	328,532
CA St Pub Wrks Brd Var Cap Pj Ser G-1	5.25%	10/1/2019	A2	11,370	11,730,884
CA St Pub Wrks Brd Var Cap Pj Sub Ser A-1	5.00%	3/1/2018	A2	7,490	7,721,141
Cleveland OH Cleveland Stadium Pj Ser A COP	4.75%	11/15/2020	A	3,000	3,054,240
Cleveland OH Cleveland Stadium Pj Ser A COP	5.00%	11/15/2019	A	2,450	2,591,782
Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2020	Aa2	15,000	16,559,250
FL Dept of Children & Fam Svcs FL Civil Commitment Ctr COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	2,985,833
Fulton Cnty GA Facs Corp Pub Purp Pj COP	5.00%	11/1/2016	AA-	2,200	2,430,890
Goodyear AZ Pub Impt Corp	6.375%	7/1/2019	AA-	500	574,795
Greenville Cnty SC Sch Dist Bldg Equity Sooner	5.50%	12/1/2017	AA	3,000	3,374,940
Gwinnett Cnty GA Dev Auth Pub Schs Pj COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	5,624,650
IN Fin Auth Lease Rev Ser A1	5.00%	11/1/2015	AA+	1,000	1,106,640
KY St Ppty & Bldgs Commn	5.75%	11/1/2019	Aa2	3,425	3,922,927
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.00%	2/1/2015	AA+	1,315	1,456,021
KY St Ppty & Bldgs Commn Pj No 93 (AG)	5.25%	2/1/2020	AA+	2,000	2,185,380
Mecklenburg Cnty NC Pub Facs Annual Apprec Ltd Ser O	5.00%	3/1/2020	AA+	2,525	2,814,340
Miami-Dade Cnty FL Sch Brd Ctfs Ser A (NPFGC)(FGIC)	5.00%	5/1/2022	A1	13,050	13,197,073
Montgomery Cnty VA Indl Dev Auth Pub Pjs	5.00%	2/1/2018	AA-	1,000	1,119,810
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2018	AA+	400	440,644
New York City NY Transnl Fin Auth Fiscal 2009 Ser S-4	5.125%	1/15/2024	AA-	2,350	2,480,425
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.25%	12/15/2020	AA-	8,125	8,672,462
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	AA-	1,425	1,541,850
NJ Sports & Exposition Auth Ser B	5.00%	9/1/2018	AA-	5,000	5,489,100
North Charleston SC Convtn Ctr COP	5.00%	10/1/2016	AA-	2,010	2,238,336
North Charleston SC Convtn Ctr COP	5.00%	10/1/2017	AA-	2,535	2,811,138
Northwest Allen IN Sch Bldg Corp First Mtg (AGM)	5.00%	7/15/2020	AA+	3,140	3,320,833
NY St Dorm Auth Rev St Mental Hlth Svcs Facs Impt Ser A (AGM)	5.00%	2/15/2016	AA+	2,775	3,111,524
PA St Indl Dev Auth Econ Dev	5.00%	7/1/2013	A1	2,000	2,146,980
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	170	172,961
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	7.00%	7/1/2021	A3	5,000	5,441,450
VA College Bldg Auth Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	5,475	6,301,615
WI St Rev Ser A	5.25%	5/1/2020	AA-	2,175	2,450,986

Total					148,779,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue 8.21%

AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B	$1,500	$1,423,200
AL St Indl Dev Auth Solid Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B	5,500	5,218,400
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2017	BB	1,935	2,018,824
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	826,788
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR	1,900	1,826,242
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2018	BBB-	1,400	1,473,248
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	5.75%	7/15/2019	BBB-	2,715	2,830,035
CA St Pub Wrks Brd Dept Corrections & Rehab Ser F (NPFGC)(FGIC)	5.25%	11/1/2017	A2	250	269,100
Cumberland Vly PA Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,195,270
Dallas TX Civic Ctr (AG)	5.00%	8/15/2021	AA+	3,800	4,009,152
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2020	A+	4,000	4,246,280
Dallas TX Convtn Ctr Hotel Dev Corp Ser A	5.25%	1/1/2022	A+	6,405	6,689,382
Dickinson Cnty MI Econ Dev Intl Paper Co Pjs Ser A	4.80%	11/1/2018	BBB	10,000	9,909,400
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser A	4.70%	5/1/2024	Baa2	2,375	2,220,482
Farmington NM Pollutn Ctrl Rev AZ Pub Svc Co Ser B	4.70%	9/1/2024	Baa2	6,000	5,636,220
Farmington NM Pollutn Ctrl Rev Pub Svc NM San Juan Ser B	4.75%	6/1/2040	Baa3	10,000	9,837,100
FL Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	5.25%	6/1/2017	A+	7,000	7,320,740
FL St Brd Ed Lottery Rev Ser E	5.00%	7/1/2020	AAA	7,645	8,281,370
FL St Dept of Envr Protn FL Forever Ser B (NPFGC)	5.00%	7/1/2012	AA-	300	317,001
Garza Cnty TX Pub Fac Corp	5.25%	10/1/2017	BBB	1,000	967,420
Garza Cnty TX Pub Fac Corp	5.50%	10/1/2019	BBB	1,600	1,509,680
Houston TX Util Sys Rev 1st Lien Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,770,584
IL Fin Auth Rev Navistar Intl Recovery Zone	6.50%	10/15/2040	BB-	3,600	3,612,456
International Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B	1,000	925,540
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%	8/1/2029	BBB-	6,605	6,583,402
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%	12/1/2038	BBB	3,500	3,646,790
Manatee Cnty FL Transn Rev (AMBAC)	5.00%	10/1/2019	Aa2	2,030	2,176,952
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR	3,000	2,438,670
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.00%	12/1/2016	NR	1,000	812,890
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB	1,500	1,450,875
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR	250	112,500
MI St (NPFGC)(IBC)	5.50%	12/1/2013	Aa2	100	110,787
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.919%#	4/1/2014	Aa3	200	191,034
Minneapolis MN Rev National Marrow Donor Pg	4.875%	8/1/2025	BBB	5,000	4,675,050
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	7.50%	5/1/2019	BBB+	3,225	3,562,335
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	2,000	2,222,800
Navajo Cnty AZ Pollutn Ctrl Corp Ser C	5.50%	6/1/2034	Baa2	10,000	10,639,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	$5,000	$4,999,650
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,857,625
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB	3,000	2,998,890
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (NPFGC)	5.00%	6/15/2015	AA-	2,145	2,400,834
OH St Air Quality Dev Auth First Enrg Nuclear Ser A	5.75%	6/1/2033	Baa2	3,000	3,185,400
OH St Air Quality Dev Auth Pollutn Ctrl First Enrg Ser B	5.25%	3/1/2023	Baa1	2,000	2,010,420
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.30%	8/15/2017	BBB-	195	194,988
Pub Gas Partners Inc GA Ser A	5.00%	10/1/2019	A+	8,450	8,939,677
Puerto Rico Comwlth Govt Dev Bk Rmkt GTD (NPFGC)	4.75%	12/1/2015	BBB	5,000	5,148,750
Seminole Tribe FL Spl Oblig Ser A†	5.50%	10/1/2024	BBB-	2,400	2,256,456
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,315	2,333,011
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012	NR	250	244,322
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2012	NR	1,545	1,543,857

Total					165,071,679

Pre-Refunded 0.29%

IL St Toll Hwy Auth Ser A-1 (AGM)	5.00%	1/1/2026	AA+	5,000	5,790,150

Special Tax 1.47%

Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	6.75%	1/1/2020	NR	3,000	3,031,260
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A-	6,000	5,993,880
Goodyear AZ Pub Impt Corp Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	508,585
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	3,964,350
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	1,600	1,596,304
Mesquite NV Redev Agy Tax Alloc	7.00%	6/1/2019	A-	1,700	1,748,909
Miami-Dade Cnty FL Entitlement GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	1,000	1,084,550
Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	470	451,426
Sparks NV Redev Agy Tax Redev Area No 1	4.50%	1/15/2018	A-	1,210	1,179,399
Sparks NV Redev Agy Tax Redev Area No 1	4.75%	1/15/2019	A-	1,540	1,501,870
Sparks NV Redev Agy Tax Redev Area No 1	5.375%	1/15/2020	A-	1,675	1,682,705
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	6,815	6,376,727
Tempe AZ Pier Twn Lake Impt Dist	5.00%	1/1/2018	Aa3	500	552,665

Total					29,672,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tax Revenue 3.88%

AL St Pub Sch & College Auth Cap Impt	5.00%	12/1/2016	Aa1		$3,500	$3,985,800
Bay Area Govt Assoc CA Infrastr Fing Auth St Acceleration Nts (NPFGC)(FGIC)	5.00%	8/1/2017	A2		500	517,990
CA St Econ Recovery Ser A (NPFGC)(FGIC)	5.25%	7/1/2014	Aa3		200	221,800
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+		635	683,946
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+		390	420,061
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2024	AA+		515	554,696
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+		460	495,457
Denver CO City & Cnty Excise Ser A (AG)	6.00%	9/1/2023	AA+		3,000	3,365,160
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2014	AA-		5,000	5,334,000
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2016	AA-		5,000	5,384,500
IL St Build IL	5.00%	6/15/2019	AAA		5,000	5,414,800
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1		3,245	3,323,821
MI St Trunk Line (NPFGC)(FGIC)	5.00%	11/1/2012	AA+		350	374,553
Nassau Cnty NY Interim Fin Auth Sales Tax Secd Ser A	5.00%	11/15/2021	AAA		1,000	1,106,350
New York City NY Transnl Fin Auth Fiscal 2009 Ser S1	5.00%	7/15/2016	AA-		3,055	3,482,547
New York City NY Transnl Fin Auth Sub Future Tax Secd Ser B	5.00%	11/1/2016	AAA		5,000	5,749,200
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		5,325	4,995,329
NY St Dorm Auth Rev Non St Supp Debt Sch Dist Fing Pg Ser C (AG)	5.00%	10/1/2017	AA+		5,000	5,554,250
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2018	A+		1,680	1,793,618
Orlando FL Cmnty Redev Agy Tax Alloc Downtown Dist Ser A	5.25%	9/1/2021	A1		6,415	6,562,353
PA Intergovtl Cooperation Auth PA Fdg Pg	5.00%	6/15/2018	AA		1,600	1,816,624
Polk Cnty FL Transn Rev	5.00%	12/1/2021	A1		2,825	2,959,809
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2019	A+		3,895	4,212,949
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2018	AA+		1,000	1,113,740
Regl Transit Auth LA Sales Tax (AGM)	5.00%	12/1/2019	AA+		1,000	1,103,420
TX St Transn Commn 1st Tier	5.00%	4/1/2017	AAA		2,365	2,740,018
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2018	BBB+		1,000	1,046,070
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A	6.75%	10/1/2019	Baa3		2,500	2,713,800
Volusia Cnty FL Sales Tax Rev Sub Lien Sales Tax (AGM)	5.00%	10/1/2015	Aa3		1,000	1,093,700

Total						78,120,361

Tobacco 2.14%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	Baa3		20,995	16,301,568
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2014	BBB		2,500	2,625,075
IL Railsplitter Tob Sttlmnt Auth	5.00%	6/1/2019	BBB+	(a)	12,000	11,942,520
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	3,220	2,509,958
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	950	765,643
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		5,000	4,337,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tobacco (continued)

NY Tob Sttlmnt Fing Corp Asset Bkd Ser A1	5.50%	6/1/2019	AA-	$1,000	$1,074,450
SC Tob Sttlmnt Rev Mgmt Auth	5.00%	6/1/2018	BBB	3,480	3,483,897

Total					43,040,811

Transportation 12.23%

Alliance Arpt Auth Inc TX Spl Facs FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	8,820	8,749,175
Atlanta GA Arpt Rev Ser C	5.50%	1/1/2021	A1	3,000	3,226,710
CA Foothill Eastern Transn Corridor Agy Conv Cap Apprec	5.80%	1/15/2020	BBB-	7,000	6,951,420
CA Foothill Eastern Transn Corridor Agy Conv Cap Apprec (NPFGC)(IBC)	5.80%	1/15/2020	Baa1	3,495	3,470,745
Camino Real Regl Mobility Auth TX St Spur 601	5.25%	8/15/2018	A1	500	533,545
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2019	BBB-	750	781,658
Cent TX Regl Mobility Auth Sr Lien	5.75%	1/1/2020	BBB-	1,000	1,032,560
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR	1,790	1,751,085
Chicago IL Transit Auth Cap Grant Federal Transit Admin Section 5307-A (AG)	5.25%	6/1/2022	AA+	2,800	2,874,116
Clark Cnty NV Arpt Rev Sys Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	250	276,063
Clark Cnty NV Arpt Rev Sys Sub Lien Ser C (AGM)	5.00%	7/1/2022	AA+	3,905	3,988,957
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	3,300	3,591,621
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	7,980	8,276,936
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2018	Baa1	10,900	7,078,133
E-470 Pub Hwy Auth CO Rev Ser D2 (NPFGC)	5.00%	9/1/2039	Baa1	2,000	2,074,840
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2019	AA-	10,000	11,147,800
FL St Dept of Transn Tpk Auth Rev Ser A	5.00%	7/1/2020	AA-	500	538,430
GA St Rd & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	Aa2	3,575	4,006,681
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,308,344
IL Regl Transn Auth Ser A (NPFGC)(FGIC)	5.50%	7/1/2021	AA	1,000	1,089,860
Jacksonville FL Transn Rev (NPFGC)	5.00%	10/1/2016	Aa2	1,370	1,529,482
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2019	AA+	4,040	4,475,472
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2022	AA+	1,415	1,519,158
MA Bay Transn Auth Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,825,350
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	1,500	1,308,615
MD St Econ Dev Corp Term Pj Ser B	5.125%	6/1/2020	Baa3	1,000	957,120
MD St Econ Dev Corp Transn Facs Pj Ser A	5.125%	6/1/2020	Baa3	2,590	2,478,941
Metro Transn Auth NY Ser B	5.00%	11/15/2019	AA	1,375	1,517,684
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	516,675
Metro WA DC Arpts Auth Ser A AMT	5.50%	10/1/2014	AA-	3,000	3,355,650
MI St Grant Antic Bds (AGM)	5.25%	9/15/2018	AA+	500	555,890
MI St Trunk Line (AGM)	5.25%	11/1/2016	AA+	3,000	3,414,690
Minneapolis-St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2020	AA-	1,690	1,853,981
Minneapolis-St. Paul MI Metro Arpt Commn Ser B	5.00%	1/1/2021	AA-	2,175	2,346,368
Montgomery Cnty TX Pass Thru	4.00%	3/1/2019	AA	2,435	2,575,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	$10,050	$10,158,238
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2019	AA-	3,000	3,210,420
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A (NPFGC)(FGIC)	5.00%	6/15/2017	Aa3	300	324,909
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)(FGIC)	5.50%	12/15/2020	AA-	1,000	1,097,090
NJ St Transn Tr Fd Auth Transn Sys Ser D(b)	5.00%	12/15/2024	AA-	28,150	28,289,624
North TX Twy Auth Rev Sys 1st Tier Ser A	5.00%	1/1/2012	A2	500	520,185
North TX Twy Auth Rev Sys 1st Tier Ser A	6.25%	1/1/2024	A2	5,000	5,476,350
NY St Twy Auth Gen Rev Ser H (NPFGC)	5.00%	1/1/2021	A+	3,975	4,232,699
OH St Major New St Infrastr Ser 2008-1	5.50%	6/15/2020	Aa1	4,500	5,069,565
OH St Major New St Infrastr Ser 2008-1	5.75%	6/15/2019	Aa1	1,000	1,164,830
Oklahoma City OK Arpt Tr Jr Lien 29th Ser B (AMBAC)	5.00%	7/1/2017	A+	350	380,027
PA St Tpk Commn Ser A (AGM)	5.25%	7/15/2019	AA+	1,270	1,425,664
PA St Tpk Commn Ser B	5.00%	12/1/2017	Aa3	13,940	15,778,407
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2017	AA+	3,500	3,905,090
PA St Tpk Commn Sub Ser A (AG)	5.00%	6/1/2018	AA+	2,500	2,765,025
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal Pj	5.00%	12/1/2020	BBB-	6,000	5,898,600
Port Seattle WA Passenger Ser A	5.00%	12/1/2020	A+	6,500	6,944,795
Regl Transn Dist CO Denver Trans Partners	5.00%	7/15/2021	Baa3	3,460	3,371,562
Regl Transn Dist CO Denver Trans Partners	5.00%	1/15/2022	Baa3	2,800	2,692,060
Regl Transn Dist CO Denver Trans Partners	5.125%	1/15/2023	Baa3	2,835	2,725,427
Regl Transn Dist CO Denver Trans Partners	5.125%	7/15/2023	Baa3	5,670	5,444,504
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AA+	6,495	7,179,573
RI St Econ Dev Corp Ser C (AG)	5.00%	7/1/2014	AA+	1,985	2,138,103
San Francisco CA City & Cnty Arpts Commn 2nd Ser A-4 AMT	6.50%	5/1/2019	A1	2,500	2,679,425
San Mateo Cnty CA Transn Auth Dist Ser A (NPFGC)	4.50%	6/1/2022	AA	3,330	3,387,109
SC Transn Infrastr Bk Ser A (XLCA)	5.00%	10/1/2023	A1	5,000	5,206,950
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2017	AA+	1,650	1,816,683
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	5.125%	7/1/2016	A	1,920	1,979,654
TX St Transn Commn 1st Tier	5.00%	8/15/2042	BBB+	1,500	1,504,965
WI St Transn Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,214,180

Total					245,961,041

Utilities 19.73%

Amer Muni Pwr OH Inc Hydroelec Pjs Ser C	5.00%	2/15/2017	A	1,550	1,630,662
AZ Salt River Pj Agric Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,100,820
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC-	3,350	3,118,180
Brownsville TX Util Sys Rev (AGM)(AMBAC)	5.00%	9/1/2020	AA+	4,800	5,039,232
CA St Dept of Wtr Res Pwr Ser K	5.00%	5/1/2019	AA-	14,805	16,565,759
CA St Dept of Wtr Res Pwr Supply Ser K	5.00%	5/1/2018	AA-	4,050	4,558,923
Cape Coral FL Wtr & Swr Rev Bd Antic Nts	6.00%	10/1/2011	NR	7,500	7,766,175
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2018	AA	1,000	1,137,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Chicago IL Wst Wtr Transmission Rev Ser A (BHAC)	5.50%	1/1/2020	AA+	$1,250	$1,331,175
Dist of Columbia Wtr & Swr Auth Sub Lien Ser A (AG)	5.00%	10/1/2018	AA+	1,000	1,130,530
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BBB-	8,000	7,778,880
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	1,000	1,061,500
Enrg Northwest WA Elec Rev Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,872,600
FL Muni Pwr Agy Rev Pwr Ser A	5.00%	10/1/2016	A1	2,170	2,369,618
FL Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A1	3,115	3,284,363
FL St Citizens Ppty Ins Corp Sr Secd High Risk Acct A-1	6.00%	6/1/2016	A+	12,600	13,762,350
FL St Muni Pwr Agy Rev St. Lucie Pj Ser A	5.00%	10/1/2021	A2	3,650	3,793,774
Fulton Cnty GA Wtr & Swr Rev (NPFGC)(FGIC)	5.00%	1/1/2018	Aa2	3,000	3,228,150
Grand River Dam Auth OK Rev Ser A (BHAC)	5.00%	6/1/2016	AA+	1,000	1,127,810
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AAA	5,000	5,445,650
HI St Ser DG (AMBAC)	5.00%	7/1/2015	Aa1	240	272,976
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	2,813,525
IL Fin Auth Rev Peoples Gas Lt & Coke Co AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,618,350
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,643,950
IN Fin Auth Pwr & Lt Co Ser C	4.90%	1/1/2016	A3	5,000	5,264,050
IN Muni Pwr Agy Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	4,061,233
Indianapolis IN Gas Util Rev Ser C (AG)	5.00%	6/1/2017	AA+	3,140	3,476,420
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	AA-	500	534,305
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser A (NPFGC)	5.50%	7/1/2019	AA-	2,580	2,881,808
Indianapolis IN Loc Pub Impt Bd Bk Wtrwrks Pj Ser A (NPFGC)	5.50%	1/1/2020	AA-	3,920	4,344,693
Intermountain Pwr Agy UT Ser A	5.25%	7/1/2020	A+	1,000	1,039,910
LA Pub Facs Auth Rev Enrg Gulf Sts Ser B	2.875%	11/1/2015	A3	2,500	2,466,100
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,500	3,504,760
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2018	AA+	3,975	4,378,781
Lakeland FL Enrg Sys Rev Ser B (AGM)	5.00%	10/1/2019	AA+	8,615	9,410,595
Lansing MI Swr Disp Sys Rev (NPFGC)(FGIC)	5.00%	5/1/2014	Aa2	150	165,204
Long Island NY Pwr Auth Ser A (NPFGC)(FGIC)	5.00%	12/1/2019	A-	3,000	3,196,950
Los Angeles CA Solid Wst Ser A	5.00%	2/1/2020	AA	2,000	2,193,120
Louisville & Jefferson Cnty KY Metro Swr Dist Ser A	5.00%	5/15/2019	AA-	4,705	5,219,774
Lower CO River Auth TX Rev	5.50%	5/15/2015	A1	1,200	1,362,708
Lower CO River Auth TX Rev Ser A	5.00%	5/15/2020	A1	3,130	3,438,931
Lower CO River Auth TX Rev Ser B	5.00%	5/15/2020	A1	3,930	4,317,891
MA St Dev Fin Agy Dominion Enrg Brayton 1	5.75%	12/1/2042	A-	1,000	1,044,240
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%	3/15/2021	A	2,500	2,441,325
MD St Econ Dev Corp Potomac Rmkt	6.20%	9/1/2022	A	1,650	1,873,344
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Ser A (AGM)	5.25%	1/1/2019	AA+	500	569,860
Miami-Dade Cnty FL Wtr & Swr Sys Ser B (AGM)	5.25%	10/1/2018	AA+	3,000	3,456,240
MN St Muni Pwr Agy Elec	5.25%	10/1/2022	A3	250	263,153
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	5,250	5,164,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)

Muni Elec Auth GA Pj One Sub Ser A	5.00%	1/1/2014	A		$1,145	$1,238,283
Muni Elec Auth GA Ser B	5.00%	1/1/2020	A		6,190	6,634,194
NC Eastern Muni Pwr Agy Ser B	5.00%	1/1/2020	A-		1,000	1,042,780
NC Muni Pwr Agy No 1 Catawba Ser A	5.25%	1/1/2015	A		3,000	3,336,660
NE Pub Pwr Dist Rev Ser B (AGM)	5.00%	1/1/2018	AA+		3,000	3,355,140
NJ Envr Infrastr Tr Ser A	5.00%	9/1/2016	AAA		2,515	2,912,119
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1		1,000	1,116,500
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1		600	666,348
Northwest IL Subn Muni Jt Action Wtr Agy	5.00%	5/1/2018	Aa2		500	554,180
NY St Enrg Resh & Dev Auth Rochester Gas & Elec Corp C (NPFGC)	5.00%	8/1/2032	Baa1		5,000	5,142,450
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%	8/1/2020	Baa2		3,250	3,371,160
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%	10/1/2019	BBB-		11,500	11,822,460
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%	6/1/2033	Baa1		3,125	3,336,719
Onslow NC Wtr & Swr Auth Ser A (NPFGC)	5.00%	6/1/2019	A		500	536,725
PA Econ Dev Fing Auth Elec Utils Corp Rmkt	4.00%	10/1/2023	A-		20,000	18,042,800
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.25%	1/1/2016	BBB+	(a)	2,225	2,237,571
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	5.50%	1/1/2018	BBB+	(a)	1,030	1,026,457
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.00%	8/1/2016	BBB+		1,000	1,069,050
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%	4/1/2013	Aa2		260	277,872
Philadelphia PA Wtr & Wstwtr Ser A (AGM)	5.00%	6/15/2019	AA+		2,500	2,730,025
Phoenix AZ Civic Impt Corp Sr Lien	5.50%	7/1/2019	AAA		1,675	1,918,930
Piedmont Mun Pwr Agy Ser A-2	5.00%	1/1/2022	A-		4,750	4,927,745
Piedmont Mun Pwr Agy Ser A-3	5.00%	1/1/2024	A-		7,920	7,981,934
Piedmont SC Muni Pwr Agy A3	5.25%	1/1/2019	A-		2,000	2,151,100
Piedmont SC Muni Pwr Agy Ser A-3	5.00%	1/1/2019	A-		1,150	1,227,970
Pima Cnty AZ Indl Dev Auth Tucson Elec Pwr Co San Juan Ser A	4.95%	10/1/2020	BBB-		10,200	9,870,030
Pima Cnty AZ Swr Rev (AGM)	5.00%	7/1/2014	AA+		200	220,620
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2023	BBB+		525	530,224
Pub Pwr Generation Agy NE Whelan Enrg Ctr Unit 2-A	5.00%	1/1/2015	A2		2,475	2,695,745
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3		1,500	1,631,760
Puerto Rico Elec Pwr Auth Ser ZZ	5.25%	7/1/2019	A3		2,000	2,156,040
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC-		1,620	1,515,899
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+		780	808,135
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+		620	642,363
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+		620	642,363
San Antonio TX Elec & Gas Ser A	5.00%	2/1/2018	Aa1		1,000	1,142,310
San Antonio TX Elec & Gas Ser A	5.25%	2/1/2020	Aa1		5,000	5,682,100
San Antonio TX Elec & Gas Sys	5.00%	2/1/2018	Aa1		2,740	3,135,601
San Diego CA Pub Facs Fing Auth Sr Ser B	5.00%	5/15/2020	Aa3		5,000	5,366,850
SC St Pub Svc Auth Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	Aa2		4,295	4,917,045
Snohomish Cnty WA Pub Util Dist No 1 (AGM)	5.00%	12/1/2020	AA+		5,000	5,323,600
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	Ba3		5,000	5,006,550
TN Enrg Acq Corp Ser A	5.25%	9/1/2020	Ba3		2,630	2,612,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)

TN Enrg Acq Corp Ser C	5.00%	2/1/2017	A	$5,000		$5,070,350
TN Enrg Acq Corp Ser C	5.00%	2/1/2018	A	1,055		1,053,713
TN Enrg Acq Corp Ser C	5.00%	2/1/2021	A	4,845		4,743,594
TN Enrg Acq Corp Ser C	5.00%	2/1/2022	A	5,000		4,867,200
Tuscon AZ Wtr Rev (NPFGC)(FGIC)	5.50%	7/1/2018	Aa2	4,100		4,388,435
TX Muni Gas Acq & Supply Corp Sr Lien Ser D	5.625%	12/15/2017	A	6,380		6,788,192
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2021	A	4,685		4,623,533
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2023	A	2,925		2,855,180
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2017	A+	2,000		2,122,280
TX Muni Pwr Agy Rev Sub Lien Transmission	4.00%	9/1/2018	A+	2,675		2,796,980
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2017	AAA	2,000		2,309,580
VA Res Auth Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150		2,452,720
Vernon CA Elec Sys Rev Ser A	5.125%	8/1/2021	A-	20,000		19,991,200
Vernon CA Elec Sys Rev Ser A	5.50%	8/1/2015	A-	1,000		1,089,090
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510		1,471,661
WI Pub Pwr Inc Sys Ser A (AGM)	5.00%	7/1/2016	AA+	2,795		3,071,509
WV Econ Dev Auth Pollutn Ctrl Ser D	4.85%	5/1/2019	BBB	1,000		1,032,460
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2015	A+	2,220		2,442,377
Yuma AZ Muni Ppty Corp Util Sys Sr Lien (XLCA)	5.00%	7/1/2024	A+	500		509,985

Total						396,758,899

Total Municipal Bonds (cost $1,986,863,347)						1,995,375,947

				Shares (000)
SHORT-TERM INVESTMENTS 0.62%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $897)				—	(f)	897

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 0.62%

Education 0.35%

Baltimore Cnty MD Econ Dev Garrison Forest Sch Inc Pj	0.75%	1/3/2011	10/1/2031	A3	$2,000	2,000,000
CT St Hlth & Ed Facs Auth Kingswood Oxford Sch Ser B	4.00%	1/6/2011	7/1/2030	Baa3	5,000	5,000,000

Total						7,000,000

Health Care 0.07%

Pinellas Cnty FL Hlth Facs Auth Bayfront Hosp A	0.75%	1/3/2011	7/1/2036	A3	1,500	1,500,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2010

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue 0.20%

Clark Cnty NV Econ Dev Rev Oppty Vlg Fdtn Pj	4.04%	1/6/2011	1/1/2037	Baa3	$4,000	$4,000,000

Total Variable Rate Demand Notes (cost $12,500,000)						12,500,000

Total Short-Term Investments (cost $12,500,897)						12,500,897

Total Investments in Securities 99.83% (cost $1,999,364,244)						2,007,876,844

Cash and Other Assets in Excess of Liabilities(g) 0.17%						3,509,766

Net Assets 100.00%						$2,011,386,610

Open Futures Contracts at December 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2011	276	Short	$(33,706,500)	$1,209,359
Ultra Long U.S. Treasury Bond	March 2011	26	Short	(3,304,438)	103,085

Totals				$(37,010,938)	$1,312,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - LORD ABBETT AMT FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 88.41%

Corporate-Backed 5.97%

IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	$100	$95,941
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BBB-	250	251,050
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB	500	446,910
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	100	97,886
RI St Econ Dev Corp Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2019	AA+	250	281,352
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	100	96,756
St. John Baptist Parish LA Rev Marathon Oil Corp Ser A	5.125%	6/1/2037	BBB+	150	135,458

Total					1,405,353

Education 6.22%

Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB+	155	154,981
CA Edl Facs Auth Rev Occidental College Ser A (NPFGC)	5.00%	10/1/2033	Aa3	150	143,700
CA Edl Facs Auth Rev Santa Clara Univ	4.75%	2/1/2032	Aa3	100	90,701
CA Edl Facs Auth Rev Santa Clara Univ	5.50%	4/1/2033	Aa3	150	152,040
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	100	93,212
Los Alamitos CA Unif Sch Dist Sch Facs Impt Dist No 1	5.50%	8/1/2033	Aa2	150	153,227
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	250	242,727
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	100	88,939
Syracuse NY Indl Dev Agy Syracuse City Sch Dist	5.00%	5/1/2027	AA-	250	249,705
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+	100	93,243

Total					1,462,475

General Obligation 7.83%

CA St	5.25%	11/1/2040	A1	200	186,606
CA St Var Purp	5.00%	4/1/2025	A1	100	98,690
CA St Var Purp	6.50%	4/1/2033	A1	200	213,906
CA Statewide Cmntys Dev Auth Sthn CA Ed Ser A	4.50%	9/1/2029	A1	200	182,504
Chicago IL Ser A	5.25%	1/1/2027	Aa3	250	242,372
Clark Cnty NV Impt Dist Spl Loc Impt Dist No 112	5.00%	8/1/2034	AA+	150	134,303
Hudson Cnty NJ Impt Auth GTD Ser A	5.75%	1/1/2035	Aa3	225	228,787
Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	250	282,467
New York City NY Ser E	5.00%	8/1/2019	AA	100	111,258
San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2	150	160,038

Total					1,840,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - LORD ABBETT AMT FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care 14.39%

Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	BB-		$100	$66,906
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR		100	81,771
Butler Cnty OH Hosp Facs Rev UC Hlth	5.50%	11/1/2040	BBB+		100	89,658
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB		100	86,594
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser M	5.75%	7/1/2034	Aa3		250	257,177
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(a)	100	85,518
DeKalb GA Private Hosp Auth Children’s Hlthcare	5.00%	11/15/2029	AA		500	495,150
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		100	71,514
IL Fin Auth Rev Rush Univ Med Ctr Ser B (NPFGC)	5.25%	11/1/2035	A-		105	94,842
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.25%	7/1/2040	BB+		100	97,891
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc	5.25%	10/1/2036	A-		100	88,771
MA St Hlth & Edl Facs Auth Catholic Hlth East	6.25%	11/15/2032	A1		300	318,330
MO St Hlth & Edl Facs Auth Cox Hlth	5.50%	11/15/2033	A2		100	96,958
Montgomery Cnty PA Higher Ed & Hlth Auth Catholic Hlth East	6.25%	11/15/2034	A1		105	109,552
Montgomery Cnty PA Indl Dev Auth Whitemarsh Continuing Care	6.125%	2/1/2028	NR		100	88,010
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3		250	251,260
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2041	Baa3		100	91,637
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		55	42,365
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3		150	147,258
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3		500	478,500
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser C-1	6.40%	9/15/2015	NR		250	246,793

Total						3,386,455

Housing 0.91%

NY St Dorm Auth Lease Rev City Univ Cons 5th Gen Ser A	5.00%	7/1/2021	AA-		200	215,008

Lease Obligations 6.72%

CA St Pub Wrks Brd Regents Univ Ser E	5.00%	4/1/2034	Aa2		100	94,479
Corona-Norco CA Unif Sch Dist COP Ser A (AGM)	5.00%	4/15/2031	AA+		150	137,193
Delano-Earlimart Irrigation Dist COP Ser A	5.00%	2/1/2028	AA-		475	458,584
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-		200	159,684
Essex Cnty NJ Impt Auth Lease Newark Pj Ser A	6.25%	11/1/2030	Baa1		250	246,620
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.125%	9/1/2030	A2		250	232,002
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2033	AA+		275	253,091

Total						1,581,653

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - LORD ABBETT AMT FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue 7.34%

Austin TX Convtn Entrprse Inc 1st Tier Ser A CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	$200	$182,662
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	BB	250	217,090
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1	250	224,722
District of Columbia Rev Brookings Institution	5.75%	10/1/2039	Aa3	125	129,041
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%	11/1/2035	BBB-	150	145,847
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%	12/1/2040	BB	150	149,034
Maury Cnty TN Indl Dev Brd Saturn Corp Pj	6.50%	9/1/2024	NR	125	121,791
Mcintosh AL Indl Dev Brd Ser C	5.375%	6/1/2028	A+	100	96,116
MD St Econ Dev Corp Sr Lien Chesapeake Bay Ser A	5.00%	12/1/2031	NR	100	65,374
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR	150	149,990
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-	200	160,142
WA DC Convtn & Sports Auth Sr Lien Convtn Ctr	4.50%	10/1/2030	A1	100	85,551

Total					1,727,360

Special Tax 0.39%

Frederick Cnty MD Spl Oblig Urbana Cmnty Dev Auth Ser A	5.00%	7/1/2030	A-	100	92,231

Tax Revenue 1.25%

NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	100	92,576
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	200	200,540

Total					293,116

Tobacco 3.44%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	Baa3	250	169,408
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	Baa3	100	72,537
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	Baa3	100	67,454
IA Tob Sttlmnt Auth Asset Bkd Ser C	5.625%	6/1/2046	BBB	100	68,749
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB	100	68,123
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	Baa3	400	243,104
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	Baa3	100	59,615
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3	100	59,031

Total					808,021

Transportation 20.17%

Atlanta GA Arpt Rev Ser C	5.00%	1/1/2025	A1	500	498,505
Atlanta GA Arpt Rev Ser C	5.25%	1/1/2030	A1	250	245,870
Bay Area Toll Auth CA San Francisco Bay Area	5.00%	10/1/2033	A+	200	183,754
CA Foothill Eastern Transn Corridor Agy	5.75%	1/15/2040	BBB-	500	441,870
Chicago IL O’Hare Intl Arpt 3rd Lien Ser A (NPFGC)	5.00%	1/1/2030	A1	100	95,514
Chicago IL O’Hare Intl Arpt Amer Airlines	5.50%	12/1/2030	Caa2	100	79,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - LORD ABBETT AMT FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

Long Beach CA Arpt Sr Rev Ser B	5.00%	6/1/2040	A2	$150	$134,690
Los Angeles CA Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2040	AA-	200	184,778
MA St Dept of Transn Ser B	5.00%	1/1/2032	A	180	175,208
MA St Dept of Transn Ser B	5.00%	1/1/2037	A	150	143,486
Metro Transn Auth NY Ser B	5.25%	11/15/2029	AA	525	538,424
Metro Transn Auth NY Ser D	5.25%	11/15/2040	A	125	122,045
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	130	134,809
Metro WA DC Arpts Auth Ser A	5.00%	10/1/2030	AA-	400	397,984
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	AA-	100	108,385
Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal	6.00%	12/1/2042	BBB-	150	147,893
Port Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	150	158,143
Puerto Rico Comwlth Hwy & Transn Auth Ser E (AGM)	5.50%	7/1/2022	AA+	100	106,581
Regl Transn Dist CO Ser A COP	5.375%	6/1/2031	Aa3	250	248,302
San Antonio TX Arpt Sys Rev Impt Ser A (AGM)	5.00%	7/1/2026	AA+	495	498,346
TX Private Activity Bd Surface Transn Corp Sr Lien Infrastr	7.00%	6/30/2040	Baa3	100	100,686

Total					4,744,410

Utilities 13.78%

Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	500	529,785
CA St Dept of Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	300	327,285
Chicago IL Wtr Rev 2nd Lien (AGM)	5.00%	11/1/2025	AA+	100	100,636
Colorado Springs CO Utils Ser D-1	5.25%	11/15/2033	AA	150	154,532
DE St Econ Dev Auth Rev Indian River Pwr	5.375%	10/1/2045	Baa3	200	176,814
FL St Muni Pwr Agy Rev All Requirements Pwr Ser A	5.25%	10/1/2019	A1	150	161,980
Gainesville FL Utils Sys Rev Ser C	5.25%	10/1/2034	AA	150	153,200
IL Fin Auth Peoples Gas Lt & Coke Co (AMBAC)	5.00%	2/1/2033	A1	120	112,380
JEA FL Wtr & Swr Sys Rev Ser E	4.50%	10/1/2039	Aa2	100	87,881
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	200	200,272
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	250	245,930
North Sumter Cnty FL Util Dependent Dist	5.375%	10/1/2030	BBB	200	185,198
Palm Beach Cnty FL Solid Wst Auth Impt	5.25%	10/1/2021	AA	100	106,254
Pub Auth for CO Enrg	6.50%	11/15/2038	A	150	157,356
SA Enrg Acq Pub Fac Corp Gas Supply Rev	5.50%	8/1/2020	A	100	103,072
Salt Verde AZ Financial Corp Gas Rev Ser A	5.00%	12/1/2037	A	515	440,016

Total					3,242,591

Total Municipal Bonds (cost $21,205,304)					20,799,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - LORD ABBETT AMT FREE FUND December 31, 2010

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 13.49%

Variable Rate Demand Notes

Education 2.76%

Latrobe PA Indl Dev Auth Rev Greensburg Diocese	4.00%	1/6/2011	6/1/2033	Baa3	$150	$150,000
Wilmore KY Indl Bldg Rev Asbury Theological Pj	3.25%	1/6/2011	8/1/2031	Ba2	500	500,000

Total						650,000

General Obligation 4.46%

IL St Ser B	3.25%	1/5/2011	10/1/2033	A+	650	650,000
New York City NY Fiscal 2008 Sub Ser J-3	3.60%	1/3/2011	8/1/2023	AAA	400	400,000

Total						1,050,000

Health Care 4.25%

Pinellas Cnty FL Hlth Facs Auth Hosp Facs Bayfront Hosp Ser A	0.75%	1/3/2011	7/1/2036	A3	600	600,000
WI St Hlth & Edl Facs Auth Upland Hills Hlth Ser C	3.75%	1/5/2011	5/1/2036	AA-	400	400,000

Total						1,000,000

Housing 0.64%

Northport AL Multi Fam Hsg Rev Northbrook Ser I-A	3.25%	1/6/2011	7/1/2018	BBB	150	150,000

Lease Obligations 1.38%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt A-4-A	2.13%	1/3/2011	6/1/2032	Aa1	325	325,000

Total Variable Rate Demand Notes (cost $3,175,000)						3,175,000

Total Investments in Securities 101.90% (cost $24,380,304)						23,974,604

Liabilities in Excess of Cash and Other Assets (1.90%)						(447,487)

Net Assets 100.00%						$23,527,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
MUNICIPAL BONDS 105.33%

Corporate-Backed 5.51%

Albany-Dougherty GA Payroll Dev Auth Procter & Gamble Paper Prods AMT	5.20%	5/15/2028	AA-		$1,035	$967,270
Allegheny Cnty PA Indl Dev Auth Envr Impt	5.50%	11/1/2016	BB		2,500	2,523,325
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.50%	5/1/2017	BB		1,500	1,578,225
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB		5,000	5,120,400
Allegheny Cnty PA Indl Dev Auth Resdl Res Inc Pj	5.10%	9/1/2026	BBB-	(a)	880	767,844
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+		6,800	5,072,528
Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB		1,100	889,713
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-		5,980	5,414,950
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-4 AMT	5.95%	5/15/2033	BBB-		3,235	3,077,585
Brunswick & Glynn Cnty GA Dev Auth Pacific Corp Pj AMT	5.55%	3/1/2026	Ba3		1,000	880,220
Denver CO City & Cnty Spl Facs United Airlines Pj A AMT	5.25%	10/1/2032	B		2,000	1,642,620
Escambia Cnty FL Envr Impt Intl Paper Co Pjs Ser A AMT	5.00%	8/1/2026	BBB		500	455,020
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB		1,500	1,500,210
HI St Dept Transn Spl Fac Rev Continental Airlines Inc AMT	7.00%	6/1/2020	B		940	916,613
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR		1,550	387,035
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR		2,000	500,000
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB		1,000	959,410
LA Loc Govt Envr Facs Cmnty Dev Auth Westlake Chemical Corp Pjs	6.75%	11/1/2032	BBB-		5,000	5,021,000
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A		1,505	1,538,622
Love Field TX Arpt Modernization Corp Southwest Airlines Co Pj	5.25%	11/1/2040	BBB		8,450	7,552,779
MO St Dev Fin Brd Solid Wst Disp Procter & Gamble Paper Prods AMT	5.20%	3/15/2029	AA-		1,150	1,123,469
MO St Envr Impt & Enrg Res Auth KC Pwr & Lt Co Pj AMT	4.90%	5/1/2038	BBB		1,500	1,563,825
New Haven CT Solid Wst Auth	5.375%	6/1/2028	A		1,500	1,525,095
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-		230	175,543
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-		1,745	1,544,342
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-		2,650	2,168,468
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB		2,200	2,153,492
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR		1,480	1,303,081
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2		2,325	2,395,703
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		1,215	972,911
Onondaga Cnty NY Indl Dev Agy Bristol-Myers Squibb Co Pj AMT	5.75%	3/1/2024	A+		2,000	2,189,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-backed (continued)

Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+	$400	$408,004
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	2,500	2,203,750
Savannah GA Econ Dev Auth Recovery Zone Fac Ser A	6.25%	11/1/2033	Baa3	1,000	1,025,080
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB	2,500	2,562,700
Seminole Indian Tribe FL Ser 2010A Gaming Div†	5.125%	10/1/2017	BBB-	2,450	2,370,522
Seminole Indian Tribe FL Spl Oblig Ser A†	5.75%	10/1/2022	BBB-	1,000	983,170
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	785,680
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	500	459,360
St. Louis MO Indl Dev Auth Anheuser Busch Pj AMT	4.875%	3/1/2032	BBB+	1,000	881,370
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	10,250	8,870,145
Warren Cnty MS Gulf Opportunity Zone Intl Paper Co A	4.80%	8/1/2030	BBB	2,250	1,991,070
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR	5,000	4,486,050
Wyandotte Cnty KS City Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR	2,500	2,357,300

Total					93,265,239

Education 11.12%

Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,509,713
Allegheny Cnty PA Higher Ed Bldg Auth Duquesne Univ	5.00%	3/1/2033	A2	1,000	936,340
Allegheny Cnty PA Higher Ed Bldg Auth Robert Morris Univ Ser A	5.50%	10/15/2030	Baa3	1,000	966,010
Arlington TX Higher Ed Fin Corp Arlington Classics Academy	7.65%	8/15/2040	BB+	5,750	5,749,310
Athens GA Hsg Auth Student Hsg (AMBAC)	5.00%	12/1/2027	Aa2	1,785	1,733,360
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA Cent Precint LLC	5.00%	6/15/2031	Aa2	2,500	2,510,725
Athens-Clarke Cnty GA Unif Govt Dev Auth Univ of GA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,051,180
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	4.75%	7/1/2027	Aa3	3,080	2,847,953
Atlanta GA Dev Auth Edl Facs Science Pk LLC Pj	5.25%	7/1/2027	Aa3	2,000	1,984,740
Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-	2,500	2,518,025
Bulloch Cnty GA Dev Auth GA Sthn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa3	2,465	2,545,039
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	830,350
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,000	1,006,350
CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2	5,000	5,106,800
Carrollton GA Payroll Dev Auth Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2	1,175	1,157,234
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	5.70%	12/1/2025	BBB-	2,000	1,881,280
Clifton TX Higher Ed Fin Corp Uplift Ed Ser A	6.00%	12/1/2030	BBB-	1,000	937,130
CT St Higher Ed Supplement Ln Auth Chesla Ln Pg Ser A	5.05%	11/15/2027	Aa3	775	787,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

CT St Higher Ed Supplement Ln Auth Sr Fam Ed Ln Pg Ser A AMT (NPFGC)	4.80%	11/15/2022	Aa2	$1,755	$1,672,813
CT St Hlth & Edl Facs Auth Chase Collegiate Sch Ser A (RADIAN)	4.00%	7/1/2019	NR	100	93,804
CT St Hlth & Edl Facs Auth Fairfield Univ Ser M	5.00%	7/1/2026	A-	425	424,090
CT St Hlth & Edl Facs Auth Fairfield Univ Ser N	5.00%	7/1/2029	A-	2,000	1,943,580
CT St Hlth & Edl Facs Auth Loomis Chaffee Sch Ser F (AMBAC)	4.00%	7/1/2022	A2	95	96,401
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2026	A-	3,000	2,977,620
CT St Hlth & Edl Facs Auth Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2027	A-	1,000	983,460
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2030	NR	465	427,502
CT St Hlth & Edl Facs Auth Renbrook Sch Ser A (AMBAC)	5.00%	7/1/2037	NR	700	619,507
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2028	AA+	1,500	1,520,475
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2033	AA+	4,050	4,105,283
CT St Hlth & Edl Facs Auth Salisbury Sch Ser C (AG)(b)	5.00%	7/1/2038	AA+	4,610	4,672,927
CT St Hlth & Edl Facs Auth Trinity College Ser J (NPFGC)	4.25%	7/1/2031	A1	1,000	873,800
CT St Hlth & Edl Facs Auth Univ Hartford Ser E (RADIAN)	5.25%	7/1/2032	BBB-	2,900	2,672,060
CT St Hlth & Edl Facs Auth Wesleyan Univ	5.00%	7/1/2039	AA	3,250	3,259,717
Curators Univ MO Sys Facs Rev Ser A	5.00%	11/1/2023	AA+	2,000	2,154,140
Dahlonega GA Downtown Dev Auth North GA Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+	1,000	933,740
Delaware Cnty PA Auth Univ Rev Villanova Univ	5.00%	12/1/2027	A1	1,000	1,010,700
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	932,120
FL St Brd of Governors Univ Sys	5.50%	7/1/2020	AA	2,075	2,346,202
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+	1,000	1,040,450
GA Private Colleges & Univs Auth Spelman College	5.25%	6/1/2021	A1	1,340	1,359,564
Grand Traverse Academy MI Pub Sch Academy Ref	5.00%	11/1/2036	BBB-	1,840	1,404,840
Grand Vly MI St Univ Rev (NPFGC)(FGIC)	5.50%	2/1/2018	A+	1,150	1,241,655
Hale Ctr TX Ed Facs Corp Wayland Baptist	5.00%	3/1/2035	A-	7,350	6,661,158
Hammond IN Loc Pub Impt Bd Bk Ser A	6.75%	8/15/2035	BBB-	1,000	992,790
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	4,000	3,429,080
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	4.75%	1/1/2036	NR	1,000	891,310
HI St Dept Bdgt & Fin Chaminade Univ Honolulu (RADIAN)	5.00%	1/1/2026	NR	150	146,140
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	4.625%	1/1/2036	NR	1,000	874,540
HI St Dept Bdgt & Fin Mid Pacific Inst (RADIAN)	5.00%	1/1/2026	NR	1,000	995,820
Hillsborough Cnty FL Indl Dev Auth Terrace Cmnty Middle Sch Pj Ser A	5.125%	5/15/2037	BBB-	1,070	822,691
IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3	1,000	1,048,290

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	$2,500	$2,597,562
IL Fin Auth Rev Univ of Chicago Ser B	5.75%	7/1/2033	Aa1	4,300	4,521,278
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	754,095
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,262,813
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	1,500	1,253,610
Lincoln Univ MO Aux Sys (AG)	5.00%	6/1/2027	AA+	500	510,965
Los Angeles CA Unif Sch Dist Election of 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	7,750	7,524,552
Louisville & Jefferson Cnty KY Metro Govt Bellarmine Univ Ser A	6.00%	5/1/2038	Baa3	2,500	2,476,550
MA St Dev Fin Agy Wheelock College Ser C	5.25%	10/1/2037	BBB	5,000	4,490,950
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,755,750
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	2,000	1,865,280
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,365	2,302,328
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,080	3,014,889
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,476,687
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-	2,000	1,956,100
MO St Hlth & Edl Facs Auth Washington Univ Ser A	5.25%	3/15/2018	AAA	375	441,694
Montgomery Cnty Higher Ed & Hlth Auth Arcadia Univ	5.25%	4/1/2030	BBB+	1,530	1,502,613
NC Cap Facs Fin Agy Meredith College	6.00%	6/1/2031	BBB	1,975	2,007,884
NC Cap Facs Fin Agy Wake Forest Univ(b)	5.00%	1/1/2038	AA	10,540	10,574,360
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	NR	1,000	879,660
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	5,000	5,354,200
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	4,115	4,097,758
PA St Higher Edl Facs Auth Assoc Indpt Colleges & Univ FF2 (RADIAN)	5.00%	12/15/2024	BBB+	1,580	1,570,078
PA St Higher Edl Facs Auth Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	975,250
PA St Higher Edl Facs Auth Edinboro Univ Fndtn	5.80%	7/1/2030	BBB-	1,000	962,420
PA St Higher Edl Facs Auth Moravian College Pj (RADIAN)	5.375%	7/1/2031	NR	1,000	936,910
PA St Higher Edl Facs Auth Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,375,302
PA St Higher Edl Facs Auth Trustees Univ	4.00%	9/1/2033	AA+	1,000	853,410
PA St Higher Edl Facs Auth Univ of the Arts (RADIAN)	5.625%	3/15/2025	NR	1,000	1,002,500
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2014	NR	295	260,742
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2015	NR	295	247,667
PA St Pub Sch Bldg Auth Cap Apprec Butler Cnty D-II (AMBAC)	Zero Coupon	7/15/2016	NR	295	235,206
PA St Pub Sch Bldg Auth Jefferson Cnty Dubois Tech Sch (NPFGC)(FGIC)	5.00%	2/1/2029	A	1,000	1,007,760
PA St Univ Ser A	5.00%	8/15/2029	Aa1	1,000	1,033,170
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,139,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3	$1,000	$925,900
Philadelphia PA Auth Indl Dev Mast Charter Sch	6.00%	8/1/2035	BBB+	510	496,562
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2040	BBB-	1,200	1,071,552
Pinellas Cnty FL Edl Facs Auth Eckerd College Pj (ACA)	5.25%	10/1/2029	NR	2,475	2,201,240
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2035	BBB-	405	316,941
Private Colleges & Univ Auth Ser B	5.00%	9/1/2032	AA	2,250	2,256,120
Snyder Cnty PA Higher Ed Auth Susquehanna Univ Pj	5.00%	1/1/2029	A2	1,300	1,287,819
TX Tech Univ Rev Fing 12th Ser	5.00%	2/15/2021	AA	1,000	1,097,690
Univ of HI Rev Ser A	5.25%	10/1/2034	Aa2	1,000	1,014,620
Univ of HI Rev Ser A	6.00%	10/1/2038	Aa2	1,750	1,871,240
Univ of HI Rev Ser A (NPFGC)	4.125%	10/1/2026	Aa2	1,670	1,549,743
Univ of HI Rev Ser A CR (MBIA)(AGM)	5.00%	7/15/2024	AA+	1,500	1,585,905
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	1,000	888,740
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2024	Aa3	2,880	1,476,662
WV Univ Rev Univ Sys Pj Ser A (AMBAC)	Zero Coupon	4/1/2026	Aa3	800	361,024

Total					188,311,077

General Obligation 11.88%

Atlanta GA (AG)	5.25%	12/1/2023	AA+	1,265	1,358,901
Bessemer AL Sch Warrants (AMBAC)	5.60%	2/1/2030	NR	1,950	1,676,142
CA St	5.25%	11/1/2040	A1	7,500	6,997,725
CA St (AMBAC)	4.50%	8/1/2028	A1	5,000	4,325,050
CA St (CIFG)	4.50%	8/1/2028	A1	5,000	4,325,050
CA St Var Purp	6.00%	11/1/2039	A1	4,080	4,163,558
CA St Var Purp	6.50%	4/1/2033	A1	13,400	14,331,702
Chicago IL Ser A	5.00%	12/1/2019	Aa3	5,000	5,317,350
Chicago IL Ser A	5.25%	1/1/2027	Aa3	5,000	4,847,450
Clark Cnty NV Impt Dist Spl Loc Impt Dist No 112	5.00%	8/1/2034	AA+	2,750	2,462,212
CT St Regl Sch Dist No 5	5.00%	8/15/2019	Aa1	555	624,641
CT St Ser A	5.00%	2/15/2027	AA	1,000	1,046,760
CT St Ser B	4.75%	5/1/2024	AA	2,000	2,081,860
CT St Ser B	5.00%	5/1/2025	AA	2,500	2,646,900
CT St Ser B (AMBAC)	5.25%	6/1/2019	AA	1,370	1,595,269
Delaware Vly PA Regl Fin Auth Ser C (AMBAC)	7.75%	7/1/2027	A2	1,500	1,829,550
Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	Aaa	1,000	1,034,330
El Paso Cnty TX Hosp Dist Ser A (AG)(b)	5.00%	8/15/2037	AA+	7,500	7,068,525
Foothill-De Anza CA Cmnty College Dist Cap Apprec (NPFGC)	Zero Coupon	8/1/2030	Aaa	4,505	1,397,676
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2028	AAA	4,000	4,158,780
Fort Bend TX Indpt Sch Dist Sch Bldg PSF GTD(b)	5.00%	8/15/2029	AAA	5,000	5,198,475
Hartford CT Ser A (AG)	5.00%	8/15/2028	AA+	1,740	1,783,970
Hartford CT Ser A (AMBAC)	5.00%	8/15/2024	Aa3	1,470	1,529,461
Hartford CT Ser A (AMBAC)	5.00%	8/15/2026	Aa3	1,000	1,028,270
HI CNTY HI Build America Bds Recovery Z Ser A	5.00%	3/1/2030	Aa2	500	514,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

HI Cnty HI Ser A	5.00%	7/15/2020	Aa2	$1,150	$1,272,095
HI St Ser DK	5.00%	5/1/2025	Aa1	3,500	3,679,235
HI St Ser DK	5.00%	5/1/2026	Aa1	2,500	2,611,975
HI St Ser DK	5.00%	5/1/2027	Aa1	2,500	2,596,050
Honolulu HI City & Cnty Ser A	5.00%	4/1/2026	Aa1	1,000	1,065,210
Honolulu HI City & Cnty Ser A	5.25%	4/1/2031	Aa1	5,000	5,251,900
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2022	AA+	1,525	1,657,675
Honolulu HI City & Cnty Ser A (AGM)	5.00%	7/1/2028	AA+	3,295	3,396,156
Honolulu HI City & Cnty Ser B (FSA)	5.25%	7/1/2017	AA+	1,500	1,756,440
Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	2,500	535,225
LA St Ser A	5.00%	11/15/2021	Aa2	10,000	11,003,600
Los Angeles CA Cmnty College Dist 2001 Election Ser E-1	5.00%	8/1/2033	Aa1	1,500	1,446,840
Los Angeles CA Cmnty College Dist 2003 Election Ser F-1	5.00%	8/1/2028	Aa1	2,000	2,004,920
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AA+	7,000	6,951,560
Maricopa Cnty AZ Elem Sch Dist No 33 Buckeye Sch Impt Pj of 2005 Ser C	5.70%	7/1/2025	A1	2,385	2,434,465
Maui Cnty HI Ser A (NPFGC)	5.00%	7/1/2023	AA+	1,040	1,102,889
MI Muni Bd Auth Rev Loc Govt Ln Pg Ser A (AMBAC)	4.25%	5/1/2029	NR	1,000	794,690
New Haven CT Ser A (AG)	4.75%	3/1/2028	AA+	1,145	1,143,603
New York City NY Ser E	5.00%	8/1/2019	AA	5,000	5,498,400
New York City NY Ser E	5.00%	8/1/2021	AA	3,375	3,674,734
New York City NY Ser E	5.00%	8/1/2023	AA	4,000	4,266,200
New York City NY Ser E-1	6.25%	10/15/2028	AA	5,000	5,520,150
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	5,930	4,500,811
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,190	3,054,678
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	1,980	2,051,452
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	2,870	2,973,569
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,150	1,191,500
PA Centennial Sch Dist Bucks Cnty Ser B (AGM)	5.25%	12/15/2027	AA+	1,180	1,249,844
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+	1,000	1,007,840
Philadelphia PA Ser A (AG)	5.25%	8/1/2022	AA+	1,000	1,057,190
Philadelphia PA Ser A (AGM)	5.25%	12/15/2027	AA+	2,500	2,542,125
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA	1,910	1,785,879
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA	2,145	2,041,682
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA	2,395	2,267,896
Port of Houston Auth Ser A AMT	6.25%	10/1/2029	AAA	1,000	1,108,740
Puerto Rico Comwlth Cap Apprec Pub Impt	Zero Coupon	7/1/2018	A3	2,035	1,377,410
Puerto Rico Comwlth Pub Impt Ser A (NPFGC)(IBC)	5.50%	7/1/2029	A3	1,000	946,840
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	A3	2,500	2,544,850
Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.125%	7/1/2031	A3	665	670,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

Puerto Rico Comwlth Unref Bal Pub Impt Ser A	5.25%		7/1/2030	A3		$30	$29,110
Reading PA (FSA)	5.00%		11/1/2029	Aa3		1,500	1,403,820
Richland Cnty SC Broad River Swr Sys Ser D	5.375%		3/1/2030	AA+		1,140	1,159,973
Richland Cnty SC Broad River Swr Sys Ser D	5.375%		3/1/2031	AA+		1,195	1,214,945
Richland Cnty SC Broad River Swr Sys Ser D	5.375%		3/1/2032	AA+		1,255	1,274,917
Richland Cnty SC Broad River Swr Sys Ser D	5.375%		3/1/2033	AA+		1,320	1,340,143
San Bernardino CA Cmnty College Election 2002 Ser A	6.25%		8/1/2033	Aa2		1,950	2,080,494
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Cap Apprec ETM (NPFGC)	Zero Coupon		3/1/2018	NR		65	52,824
St. Louis Cnty MO Lindbergh Sch Dist No R-8 Unref Bal Cap Apprec (NPFGC)	Zero Coupon		3/1/2018	Aa1		2,015	1,578,632
Territory of Guam Ser A	7.00%		11/15/2039	B+		2,240	2,362,102
West Mifflin PA Area Sch Dist (AGM)	5.375%		4/1/2028	AA+		1,500	1,578,855
WI St Rev Ser A	5.00%		5/1/2019	AA-		1,500	1,686,510

Total							201,143,345

Health Care 16.92%

Abag Fin Auth For Nonprofit Corp CA O’Connor Woods Oblig COP (ACA)	6.20%		11/1/2029	BBB-	(a)	1,000	927,720
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%		11/15/2036	NR		2,500	2,058,275
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2017	BB-		3,000	2,614,800
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%		11/15/2028	BB-		6,000	4,250,340
Allegheny Cnty PA Hosp Dev Auth OH Vly Gen Hosp Pj A	5.125%		4/1/2035	Ba2		500	394,695
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%		10/1/2037	NR		2,000	1,484,840
AZ Hlth Facs Auth Rev Banner Hlth Ser B	1.004%	#	1/1/2037	A+		10,000	6,491,300
AZ Hlth Facs Auth Rev Hlthcare Pooled Fin C (NPFGC)(FGIC)	5.50%		6/1/2014	NR		1,130	1,190,410
AZ Univ Med Ctr Corp	6.25%		7/1/2029	BBB+		895	930,809
AZ Univ Med Ctr Corp	6.50%		7/1/2039	BBB+		3,025	3,177,762
Boone Cnty MO Boone Hosp Ctr Rev	5.75%		8/1/2028	A3		1,500	1,508,145
Brevard Cnty FL Hlth Facs Auth Hlth First Inc Pj	7.00%		4/1/2033	A-		1,000	1,078,280
Bucks Cnty PA Indl Dev Auth Lutheran Cmnty Telford Ctr	5.75%		1/1/2037	NR		1,000	777,690
Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%		1/1/2038	NR		4,050	3,311,725
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.125%		7/1/2029	Baa1		1,500	1,654,995
Butler Cnty PA Hosp Auth Butler Hlth Sys Pj	7.25%		7/1/2039	Baa1		3,600	3,966,300
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%		10/1/2024	AA		2,000	2,214,040
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%		2/1/2039	Baa2		5,000	4,245,000
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%		4/1/2037	BBB		2,000	1,554,120
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%		7/15/2022	NR		1,000	899,880
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%		7/15/2031	NR		2,250	1,851,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Cape Girardeau Cnty MO Indl Dev Auth St. Francis Med Ctr	5.75%	6/1/2039	A+		$1,000	$967,360
Cape Girardeau Cnty MO Indl Dev Auth Unref Bal Southeast MO Hosp	5.75%	6/1/2032	BBB+	(a)	260	250,689
Cass Cnty MO Hosp Rev	5.625%	5/1/2038	BBB-	(a)	1,500	1,297,260
Cass Cnty ND Hlth Facs Rev Essentia Hlth Ser A Rmkt (AG)(b)	5.125%	2/15/2037	AA+		10,000	9,338,700
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB-		1,010	909,263
Coffee Cnty GA Hosp Auth Rev Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB-		1,000	993,830
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.40%	8/15/2021	NR		880	822,545
CT St Dev Auth Hlth Facs Alzheimers Res Ctr Inc Pj	5.50%	8/15/2027	NR		1,380	1,173,662
CT St Hlth & Edl Facs Auth Ascension Hlth Sr Ctr(b)	5.00%	11/15/2040	Aa1		13,080	12,723,570
CT St Hlth & Edl Facs Auth Bridgeport Hosp Ser A (NPFGC)	6.625%	7/1/2018	Baa1		1,250	1,254,700
CT St Hlth & Edl Facs Auth Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2037	BBB-		1,345	1,159,551
CT St Hlth & Edl Facs Auth Yale New Haven Hosp Ser J-1 (AMBAC)	5.00%	7/1/2024	Aa3		1,715	1,736,317
Cumberland Cnty PA Muni Auth Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	1,017,340
Cumberland Cnty PA Muni Auth Diakon Lutheran Ministries Pj	5.00%	1/1/2036	BBB+	(a)	500	427,590
DeKalb Cnty GA Hosp Auth Rev DeKalb Med Ctr Inc Pj	6.00%	9/1/2030	BBB	(a)	1,000	982,930
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.00%	8/1/2024	Baa3		2,000	1,797,100
Delaware Cnty IN Hosp Auth Cardinal Hlth Sys Oblig Corp	5.25%	8/1/2036	Baa3		4,500	3,812,805
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-		1,000	983,850
Denver CO Hlth & Hosp Auth Ser A	4.75%	12/1/2036	BBB		2,950	2,336,430
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,163,100
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,473,971
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,006,000
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR		1,500	1,052,295
Gainesville & Hall Cnty GA Hosp Auth Northeast GA Hlthcare Ser A	5.00%	2/15/2030	A-		2,000	1,792,600
Glynn-Brunswick Mem Hosp Auth GA Antic Ctfs Southeast GA Hlth Ser A	5.50%	8/1/2028	A2		5,140	5,174,541
Hannibal MO Indl Dev Auth Hlth Facs	5.00%	3/1/2022	BBB+		835	811,996
Harris Cnty TX Hlth Facs Dev Corp Mem Hermann Hlthcare Sys Ser B	7.125%	12/1/2031	A+		3,000	3,245,040
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		2,700	2,105,649
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	A3		955	1,023,999
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		4,750	4,190,640
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2		1,500	1,322,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2		$1,420	$1,316,070
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		1,525	1,187,762
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,000	1,471,840
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		1,500	1,248,450
Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2043	NR		1,350	1,002,429
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,470,420
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	1,500	1,481,160
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2027	NR		844	8
IL Fin Auth Rev Monarch Landing Inc Fac Ser A	7.00%	12/1/2037	NR		1,265	13
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,293,820
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2024	AA+		5,000	5,043,975
Joplin MO Indl Dev Auth Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+		2,500	2,351,075
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		1,475	1,409,510
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.25%	7/1/2040	BB+		2,000	1,957,820
Kerrville TX Hlth Facs Dev Corp Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-		4,000	3,369,120
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,045,770
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		3,820	3,912,788
Kuakini HI Hlth Sys Spl Purp Ser A	6.30%	7/1/2022	BBB-		1,000	1,002,370
KY Econ Dev Fin Auth Norton Hlthcare Inc Ser B (NPFGC)	Zero Coupon	10/1/2025	Baa1		3,690	1,476,923
KY Econ Dev Fin Auth Owensboro Med Hlth Sys Ser A	6.375%	6/1/2040	Baa2		4,000	3,981,280
Lehigh Cnty PA Gen Purp Auth Good Shepherd Grp Ser A	5.625%	11/1/2034	A		1,000	966,200
Lehigh Cnty PA Gen Purp Hosp Lehigh Vly Hlth Network Ser A (AGM)	5.00%	7/1/2025	AA+		1,000	971,890
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.375%	1/1/2028	NR		1,500	1,278,510
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		1,500	1,196,265
Louisville & Jefferson Cnty KY Metro Govt Norton Hlthcare Inc(b)	5.00%	10/1/2030	A-		10,000	8,910,700
MA Dev Fin Agy Ser B1	7.25%	6/1/2016	NR		3,000	3,002,160
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	4.625%	8/1/2029	AA		5,500	5,095,145
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2032	AA		1,500	1,389,585
Macon-Bibb Cnty GA Hosp Auth Rev Antic Ctfs Macon Hosp Med Ctr(b)	5.00%	8/1/2035	AA		3,000	2,779,170
Manhattan KS Hlthcare Fac Meadowlark Hills Ret Ser A	5.00%	5/15/2029	NR		4,050	3,233,884
Med Ctr Hosp Auth GA Rev Spring Hrbr Green Isl Pj	5.25%	7/1/2037	NR		1,300	996,983
MO St Hlth & Edl Facs Auth BJC Hlth Sys	5.25%	5/15/2032	AA		4,000	4,040,200
MO St Hlth & Edl Facs Auth Children’s Mercy Hosp	5.25%	5/15/2029	A+		1,000	964,540
MO St Hlth & Edl Facs Auth Sr Living Facs Lutheran Ser A	5.375%	2/1/2035	A-	(a)	3,680	3,345,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

MO St Hlth & Edl Facs Auth SSM Hlthcare Ser A	5.00%	6/1/2028	AA-	$2,000	$1,947,760
MO St Hlth & Edl Facs Auth SSM Hlthcare Ser B	4.75%	6/1/2034	AA-	2,370	2,141,461
MO St Hlth & Edl Facs Auth St. Luke’s Hlth Ser 2005A (AGM)	5.50%	11/15/2028	AA+	1,850	1,924,019
Montgomery Cnty PA Indl Dev Auth New Regl Med Ctr (FHA)	5.375%	8/1/2038	AA	5,000	4,946,600
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR	2,675	2,299,457
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	5.875%	1/1/2018	NR	2,150	2,171,414
NC Med Care Commn First Mtg UTD Methodist C	5.50%	10/1/2032	NR	1,500	1,310,775
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	2,400	2,412,096
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,440	1,185,120
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	1,000	773,800
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	5,500	5,556,375
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3	10,000	10,169,350
Northampton Cnty PA Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	A3	1,250	1,254,600
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	3,250	3,212,170
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare Ser B	4.75%	11/15/2036	A	1,000	831,860
PA Econ Dev Fing Auth Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	Baa1	1,000	1,031,200
Palomar Pomerado Hlthcare COP	6.00%	11/1/2030	Baa3	3,500	3,339,840
Palomar Pomerado Hlthcare COP	6.00%	11/1/2041	Baa3	3,500	3,207,295
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB	1,000	815,420
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.50%	7/1/2030	BBB	1,000	900,560
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A-	1,000	1,003,320
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.50%	11/15/2020	Aa1	410	414,916
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	1,000	792,210
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	1,100	847,297
Southcentral PA Gen Auth Rev Wellspan Hlth Oblig Grp Ser A(e)	6.00%	6/1/2029	Aa3	1,000	1,062,580
St. Genevieve Cnty MO Hosp Rev Ser B	5.00%	3/1/2032	NR	1,510	1,098,631
St. Louis Cnty MO Indl Dev Auth St. Andrew’s Res for Srs Ser A	6.375%	12/1/2041	NR	1,000	877,150
St. Paul MN Hsg & Redev Auth Hltheast Pj	6.00%	11/15/2030	BB+	4,000	3,637,520
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+	2,000	1,716,300
Tarrant Cnty TX Cultural Ed Facs Fin Corp Buckner Ret Svcs Inc Pj	5.25%	11/15/2037	A-	3,000	2,636,340
Tarrant Cnty TX Cultural Ed Facs Fin Corp Christus Hlth Ser A (AG)	6.25%	7/1/2028	AA+	1,500	1,600,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		$3,690	$3,591,698
Thomasville GA Hosp Auth Rev Antic Ctfs John D Archbold	5.125%	11/1/2030	A		2,500	2,309,000
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR		3,000	2,918,070
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		3,000	2,595,690
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR		1,000	894,570
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1		5	4,944
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1		1,170	1,156,861
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1		7,000	6,850,200
WV St Hosp Fin Auth Thomas Hlth Sys	6.25%	10/1/2023	NR		2,000	1,931,720

Total						286,494,672

Housing 1.61%

Albany-Dougherty GA Inner City Auth Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR		1,000	851,540
Dakota Cnty MN Cmnty Dev Agy Sing Fam Mtg Bkd Securities Pg Ser B AMT (FHLMC/GNMA/FNMA)	5.15%	12/1/2038	AAA		333	333,478
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+		1,500	1,608,075
East Point GA Hsg Auth Multi Fam Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA		2,475	2,424,386
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	4,300	3,616,085
HI St Hsg Fin & Dev Corp Rent Hsg Sys Ser B Rmkt (AGM)	6.50%	7/1/2033	Aa3		2,000	2,106,480
ID Hsg & Fin Assoc Sing Fam Mtg Sr Ser F AMT (FHA)(VA)	7.45%	7/1/2015	Aaa		10	10,000
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		1,490	1,505,094
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		2,195	1,471,704
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2016	A-		2,700	2,835,351
Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		4,220	4,252,578
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		1,250	187,500
Minneapolis & St. Paul MN Hsg Fin Brd Mtg Bkd City Living A4 AMT (FHLMC/GNMA/FNMA)	5.00%	11/1/2038	AAA		704	696,493
MO St Hsg Dev Commn Rev Multi Fam Hsg Ashley Pk 2 AMT (FHA)	4.875%	7/1/2037	AA		1,500	1,304,520
MO St Hsg Dev Commn Rev Multi Fam Hsg Meadow Ridge 1 AMT (FHA)	4.875%	7/1/2030	AA		530	479,311
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (FHLMC/GNMA/FNMA)	5.70%	9/1/2038	AAA		1,170	1,241,581
MO St Hsg Dev Commn Sing Fam Mtg Hmownrship Ln Pg A-1 AMT (GNMA/FNMA)	5.90%	9/1/2035	AAA		375	391,676
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A2		2,000	1,835,120

Total						27,150,972

Lease Obligations 4.36%

Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3		1,170	986,544

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)

CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2	$1,590	$1,502,256
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	A2	5,000	5,001,350
Cape Girardeau Cnty MO Bldg Corp Jackson R-II Sch Dist HS Pj (NPFGC)	5.25%	3/1/2026	A	1,000	1,046,280
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.00%	12/1/2035	BBB-	3,025	2,415,220
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	NR	750	718,748
GA Sch Brds Assoc Inc DeKalb Cnty Pub Schs Pj COP (NPFGC)	5.00%	12/1/2023	Baa1	1,000	983,160
GA St Higher Ed Facs Auth USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AA+	1,735	1,899,114
Goodyear AZ Pub Impt Corp	6.00%	7/1/2031	AA-	2,350	2,425,670
HI St Dept Hawaiian Home Lands Kapolei Office Fac Ser A (AGM)	5.00%	11/1/2031	Aa3	1,805	1,812,112
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj	5.00%	12/1/2029	Aa3	1,500	1,531,365
Jackson Cnty MO Pub Bldg Corp Cap Impts Pj Ser A (NPFGC)	5.00%	12/1/2018	Aa3	1,385	1,507,254
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2021	Aa3	2,000	2,095,620
Jackson Cnty MO Spl Oblig Harry S. Truman Sports Complex (AMBAC)	5.00%	12/1/2024	Aa3	2,000	2,058,580
Kansas City MO Metro Jr College Dist Lease COP	5.00%	7/1/2028	Aa2	3,500	3,552,255
Kansas City MO Spl Fac Rev MCI Overhaul Base Pj Ser G AMT	4.50%	9/1/2026	AA-	585	648,864
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-	2,500	2,629,125
MO St Dev Fin Brd Cultural Facs Nelson Gallery Fndtn Ser A (NPFGC)	5.00%	12/1/2030	AA-	3,300	3,312,606
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.00%	6/1/2035	A	1,220	1,105,137
MO St Dev Fin Brd Infrastr Branson Landing Pj Ser A	5.625%	12/1/2028	A	3,000	3,009,480
New Hanover Cnty NC Ltd Oblig Pjs	5.00%	12/1/2019	Aa1	2,500	2,782,700
PA St Indl Dev Auth Econ Dev	5.50%	7/1/2023	A1	3,000	3,171,360
Philadelphia PA Muni Auth Rev Lease	6.00%	4/1/2023	A2	870	904,844
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	A2	1,000	1,045,960
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2	2,000	2,076,900
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	505	513,797
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.25%	10/1/2024	NR	2,000	1,958,320
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	940,930
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	3,000	3,168,000
Puerto Rico Pub Bldgs Auth Rev Unref Bal Govt Facs I GTD	5.25%	7/1/2033	A3	2,465	2,340,320
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AA+	1,000	1,034,110
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2	5,000	4,543,950
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2	5,000	4,498,750
Springfield MO Spl Oblig Heers Garage Pj Ser B	4.50%	11/1/2027	Aa3	500	475,030
St. Louis MO Muni Fin Corp (AGM)	5.00%	2/15/2023	AA+	1,675	1,783,037
VA Pub Sch Auth Sch Fing 1997 Resolution Ser B	5.25%	8/1/2020	AA+	800	910,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations (continued)

York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	NR		$1,475	$1,487,302

Total						73,876,698

Other Revenue 9.00%

AL St Indl Dev Auth Solid Wst Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B		3,500	3,320,800
AL St Indl Dev Auth Solid Wst Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B		3,715	3,524,792
Austin TX Convtn Entrprse Inc 1st Tier Ser A (XLCA)(BHAC)	5.00%	1/1/2034	AA+		2,400	2,191,944
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	BB		5,000	4,341,800
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	6.00%	1/1/2018	BB		1,125	1,159,144
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		3,500	2,411,465
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		2,250	1,928,025
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		1,000	867,340
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1		2,500	2,247,225
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		1,455	1,366,798
Bellevue WA Convtn Ctr Auth (NPFGC)	Zero Coupon	2/1/2024	Baa1		1,400	728,504
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-		4,000	4,023,520
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.375%	7/15/2043	BBB-		3,000	3,038,250
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	750	668,723
CA Muni Fin Auth High Tech High Media Arts A†	6.00%	7/1/2038	BB+	(a)	500	421,810
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,000	785,250
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,105,545
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,000	781,650
Chester Cnty PA Indl Dev Auth Avon Grove Charter Sch Pj A	6.25%	12/15/2027	BB+		2,325	2,127,607
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.25%	7/1/2028	NR		1,000	930,720
CO Edl & Cultural Facs Auth Charter Sch Flagstaff Ser A	6.75%	8/1/2028	NR		1,215	1,162,050
CO Edl & Cultural Facs Auth Charter Sch North East Academy†	5.75%	5/15/2037	NR		830	623,820
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		925	818,422
Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	Baa1		1,000	1,030,750
Columbus Cnty NC Indl Facs & Pollutn Ctrl Fing Auth Intl Paper	5.70%	5/1/2034	BBB		2,000	1,949,480
CT St Hlth & Edl Facs Auth Child Care Facs Pg Ser F (AG)	5.00%	7/1/2031	AA+		1,750	1,780,205
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,535	1,025,472
Farmington NM Pollutn Ctrl Rev Pub Svc Ser F AMT	6.25%	6/1/2040	Baa3		3,200	3,063,168
FL St Brd Ed Lottery Rev Ser E	5.00%	7/1/2020	AAA		10,000	10,832,400
International Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B		1,000	925,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%		1/1/2037	NR		$1,850	$1,485,235
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%		4/15/2024	AA+		1,000	1,062,540
Kansas City MO Spl Oblig East Vlg Pj Ser B (AG)	5.00%		4/15/2025	AA+		1,860	1,951,177
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A Rmkt	6.50%		8/1/2029	BBB-		1,000	996,730
LA Loc Govt Envr Facs & Cmnty Dev Auth Westlake Chem Corp Ser A-1	6.50%		11/1/2035	BBB-		5,400	5,250,474
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%		2/15/2026	NR		1,465	1,273,524
Lorain Cnty OH Port Auth US Steel Corp Pj	6.75%		12/1/2040	BB		4,850	4,818,766
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%		2/1/2029	NR		2,580	2,142,071
MD St Econ Dev Corp CNX Marine Terminals Inc	5.75%		9/1/2025	BB		1,000	967,250
MD St Econ Dev Corp Sr Lien Chesapeake Bay Ser A	5.00%		12/1/2016	NR		1,000	812,890
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%		7/1/2038	NR		2,200	956,164
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%		6/1/2037	NR		1,400	1,105,356
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (NPFGC)(FGIC)	1.919%	#	4/1/2014	Aa3		4,800	4,584,816
Miami-Dade Cnty FL Spl Oblig Sub Ser A (NPFGC)	Zero Coupon		10/1/2024	A2		3,000	1,313,430
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%		1/1/2037	NR		1,700	255,000
Milwaukee WI Redev Auth Academy of Learning Ser A	5.50%		8/1/2022	NR		300	263,391
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%		8/1/2037	NR		250	197,510
MO St Dev Fin Brd Infrastr Independence Crackerneck Creek	5.00%		3/1/2028	A		1,000	932,400
MO St Dev Fin Brd Midwest Resh Instl Pj	4.50%		11/1/2027	Baa2		1,000	874,140
MO St Dev Fin Brd Midwest Resh Instl Pj	5.00%		11/1/2022	Baa2		1,000	985,900
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%		5/1/2025	BBB+		6,500	7,224,100
New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%		8/1/2025	NR		9,150	9,149,359
NY Liberty Dev Corp 2nd Priority Bk Amer	6.375%		7/15/2049	BBB-		5,000	5,143,150
Otero Cnty NM Jail Pj Rev	5.75%		4/1/2018	NR		825	734,349
Otero Cnty NM Jail Pj Rev	6.00%		4/1/2028	NR		1,400	1,092,378
Philadelphia PA Auth Indl Dev First Philadelphia Charter Ser A	5.85%		8/15/2037	BBB-		1,000	888,250
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%		9/1/2036	BBB-		6,000	4,804,260
Philadelphia PA Auth Indl Dev Russell Byers Charter Sch Ser A	5.25%		5/1/2037	BBB-		1,500	1,196,730
Philadelphia PA Auth Indl Dev Ser A	5.50%		9/15/2037	BBB-		1,370	1,163,733
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%		7/1/2026	BBB	(a)	4,500	4,122,180
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%		7/1/2038	BBB	(a)	2,000	1,791,200
Port of St Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%		12/1/2027	B		1,730	1,498,958
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%		6/15/2037	NR		985	738,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

San Antonio TX Convtn Hotel Fin Corp Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB	$5,000	$3,893,500
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.00%	6/15/2020	NR	700	630,385
St. Louis MO Indl Dev Auth Rev Confluence Academy Pj Ser A	5.25%	6/15/2025	NR	1,150	975,373
St. Louis MO Indl Dev Auth Rev Convtn Ctr Hotel (AMBAC)	Zero Coupon	7/15/2020	A	2,000	1,126,560
Sweetwater Cnty WY Solid Wst Disp FMC Corp Pj AMT	5.60%	12/1/2035	BBB+	5,000	4,504,800
Tampa FL Sports Auth Rev Tampa Bay Arena Pj (NPFGC)	6.00%	10/1/2015	Baa1	450	467,933
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB	1,230	1,076,557
TX St Pub Fin Auth Charter Sch Uplift Ed Ser A	5.875%	12/1/2036	BBB-	1,145	1,069,361
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR	1,000	802,740
VA St Hsg Dev Auth Ser A-5 AMT	4.70%	7/1/2017	AAA	2,000	2,015,560
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.875%	12/1/2027	NR	1,000	830,630
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	6.125%	12/1/2042	NR	650	525,701
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR	1,775	1,503,940

Total					152,380,819

Pre-Refunded 0.88%

MI St COP ETM (AMBAC)	Zero Coupon	6/1/2022	A1	2,000	1,244,920
New Haven CT Ser A ETM (AMBAC)	5.00%	11/1/2021	A1	30	34,344
Philadelphia PA Gas Wrks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	BBB	1,715	2,015,142
Puerto Rico Comwlth Hwy & Transn Auth Ser Y	5.50%	7/1/2036	Aaa	1,000	1,192,550
Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	35	39,509
RI St Hlth & Edl Bldg Corp Hosp Fing Lifespan Oblig Grp	6.50%	8/15/2032	A-	1,000	1,088,850
Savannah GA Econ Dev Auth Sub Ser C Rmkt ETM	Zero Coupon	12/1/2021	Aaa	1,000	646,490
SC Jobs Econ Dev Auth Palmetto Hlth Ser C	6.375%	8/1/2034	BBB+	1,780	2,007,769
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Hosp Wellmont Hlth	6.25%	9/1/2022	NR	1,250	1,372,387
Tyler TX Hlth Facs Dev Corp Mother Frances Hosp Regl Hlth	6.00%	7/1/2027	Baa1	1,500	1,605,240
WA St Higher Ed Facs Auth Gonzaga Univ Pj (NPFGC)	5.125%	4/1/2034	BBB	1,000	1,141,100
WV St Ser D (FGIC)	6.50%	11/1/2026	Aa1	2,000	2,540,580

Total					14,928,881

Special Tax 2.95%

Altoona IA Tax Alloc Annual Appropriation	6.00%	6/1/2034	BBB+	1,000	1,035,550
Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR	1,800	1,693,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

Annawan IL Tax Incr Rev Patriot Renewable Fuels LLC Pj	5.625%	1/1/2018	NR	$905	$748,924
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+	1,000	817,170
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A1	105	111,893
Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	1,000	1,008,670
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	970	939,571
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	1,500	1,481,745
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2022	NR	965	795,063
Branson Hills MO Infrastr Facs Cmnty Impt Dist Ser A	5.50%	4/1/2027	NR	2,805	2,164,843
Clark Cnty NV Impt Dist Spl Loc Impt 128 Summerlin Ser A	5.05%	2/1/2031	NR	1,035	701,306
CT St Spl Tax Oblig Transn Infrastr Ser A (AMBAC)	5.00%	8/1/2023	AA	1,500	1,601,085
Gramercy Farms Cmnty Dev Dist FL Ser A-1	5.25%	5/1/2039	NR	2,445	1,026,900
HI St Dept Hawaiian Home Lands Rev	5.875%	4/1/2034	A1	3,000	2,975,280
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	5,000	3,964,350
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	1,600	1,596,304
Howard Bend MO Levee Dist Impt	4.40%	3/1/2026	BBB	1,000	888,160
Lakeside Landings Cmnty Dev Dist FL Ser A	5.50%	5/1/2038	NR	675	270,000
Mesquite NV Redev Agy Tax Alloc	6.625%	6/1/2017	A-	1,605	1,653,760
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	2,083	1,471,098
New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+	2,000	1,745,740
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A	1,180	1,108,516
Osage Beach MO Tax Incr Prewitts Pt Pj	5.00%	5/1/2023	NR	1,000	815,060
Puerto Rico Comwlth Infrastr Fing Auth Ser C (AMBAC)	5.50%	7/1/2028	A3	1,475	1,415,808
Riverside Cnty CA Redev Agy Hsg Ser A	6.00%	10/1/2039	A2	1,500	1,421,415
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.00%	10/1/2025	A-	1,395	1,397,902
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,030,000
Riverside Quindaro Bend Levee Dist MO Ser L 385 Pj (RADIAN)	5.00%	3/1/2017	BBB	130	130,758
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-	2,500	2,651,475
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.50%	6/15/2020	B2	2,000	1,871,380
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,000	801,550
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.75%	4/1/2027	NR	1,300	971,399
Vlg Cmnty Dev FL Dist No 8 Phase III	6.125%	5/1/2040	NR	5,000	4,793,000
Yuba City CA Redev Agy Tax Pj	6.00%	9/1/2031	NR	1,965	1,822,459

Total					49,921,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue 7.48%

Bi-State Dev Agy of the MO-IL Metro Dist St. Clair Cnty Metrolink Pj (AGM)	5.25%	7/1/2024	AA+	$2,330	$2,478,537
CA St Econ Recovery Ser A	5.00%	7/1/2020	Aa3	2,040	2,179,556
CA St Econ Recovery Ser A	5.00%	7/1/2022	Aa3	4,000	4,131,640
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2022	AA+	9,645	10,388,761
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2023	AA+	6,135	6,608,092
Dallas TX Area Rapid Transit Sr Lien(b)	5.00%	12/1/2028	AA+	7,160	7,712,133
FL Hurricane Catastrophe Fd Fin Corp Ser A	5.00%	7/1/2016	AA-	7,000	7,538,300
Metro Atlanta GA Rapid Transit Auth Ser A (NPFGC)(FGIC)	5.25%	7/1/2028	AA+	1,500	1,599,480
Metro Atlanta GA Rapid Transit Auth Ser N (NPFGC)(IBC)	6.25%	7/1/2018	AAA	465	529,133
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2021	A1	3,050	3,161,935
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Ser A-1	5.00%	7/1/2022	A1	1,000	1,024,290
Metro Pier & Exposition Auth Cap Apprec McCormick Ser B (AGM)	Zero Coupon	6/15/2044	AAA	55,000	6,050,000
Metro Pier & Exposition Auth Cap Apprec McCormick Ser B (AGM)	Zero Coupon	6/15/2046	AAA	16,000	1,531,840
NY St Urban Dev Corp Rev St Pers Income Tax Ser B-1	5.00%	3/15/2028	AAA	5,000	5,131,500
Orange Cnty FL Tourist Dev	5.00%	10/1/2022	A+	6,000	6,243,060
Orange Cnty FL Tourist Dev Ser A (NPFGC)	5.00%	10/1/2021	A+	5,000	5,181,850
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.25%	8/1/2027	A+	7,500	7,520,250
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	6.50%	8/1/2044	A+	2,500	2,644,425
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A (AGM)(b)	5.00%	8/1/2040	AA+	17,480	16,575,760
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	6.00%	8/1/2039	A+	2,000	2,054,080
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1	500	532,610
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1	500	542,095
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	500	366,615
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2	2,500	2,206,500
St. Louis MO Muni Fin Corp (AMBAC)	5.00%	2/15/2037	NR	4,000	3,364,280
Uptown TX Dev Auth Infrastr Impt Facs	5.25%	9/1/2024	BBB+	1,000	978,950
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA	5,002	5,158,701
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	4.25%	10/1/2029	BBB+	500	416,305
Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Ln Nts (NPFGC)(FGIC)	5.00%	10/1/2025	BBB+	2,500	2,453,800
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	5,850	5,470,920
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	4,500	4,343,535
Virgin Islands Pub Fin Auth Rev Sr Lien Cap Pjs Ser A-1	5.00%	10/1/2024	BBB	500	489,270

Total					126,608,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tobacco 4.10%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.75%	6/1/2034	Baa3		$6,440	$4,363,937
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	Baa3		1,500	1,089,555
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	Baa3		10,000	6,593,900
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	Baa3		12,000	8,704,440
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	Baa3		2,000	1,371,380
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		10,650	6,454,752
IA Tob Sttlmnt Auth Cap Apprec Asset Bkd Ser B	5.60%	6/1/2034	BBB		4,750	3,782,995
IA Tob Sttlmnt Auth Rev Asset Bkd Ser C	5.625%	6/1/2046	BBB		1,960	1,347,480
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	5,760	4,489,862
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	1,855	1,495,019
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB		1,500	1,104,315
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	Baa3		30,755	18,691,659
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	Baa3		4,285	2,554,503
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3		12,580	7,426,100

Total						69,469,897

Transportation 13.17%

Atlanta GA Arpt Facs Rev Ser A AMT (AGM)	5.125%	1/1/2030	AA+		100	95,728
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-		10,000	1,609,000
Cent Puget Sound WA Regl Transn Auth Sales Tax (NPFGC)(FGIC)	5.25%	2/1/2021	AAA		1,750	2,024,190
Chicago IL O’Hare Arpt Rev Amer Airlines	5.50%	12/1/2030	Caa2		1,450	1,147,487
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR		2,335	2,284,237
Chicago IL O’Hare Intl Arpt Ser A (AGM)	5.00%	1/1/2033	AA+		4,250	3,971,625
Clark Cnty NV Passenger Fac Las Vegas McCarran Intl Arpt Ser A (AGM)(b)	5.25%	7/1/2039	AA+		11,500	10,930,175
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+		3,575	3,890,923
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B3		1,015	823,043
College Pk GA Business & Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-		1,000	1,012,110
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+		2,000	2,074,420
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2035	Baa2		18,000	2,847,780
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2039	Baa2		7,500	870,150
FL St Dept of Transn Tpk Auth Rev Ser A	4.50%	7/1/2037	AA-		4,000	3,593,880
FL St Dept of Transn Tpk Auth Rev Ser A (NPFGC)	4.50%	7/1/2034	AA-		5,000	4,314,750
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR		3,750	3,575,437
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR		655	619,014
HI St Arpts Sys Rev Ser A	5.00%	7/1/2034	A2		3,000	2,860,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

HI St Hrbr Sys Rev Ser A AMT (AGM)	5.00%	1/1/2031	AA+	$2,000	$1,759,820
HI St Hrbr Sys Rev Ser A AMT (AGM)	5.25%	1/1/2027	AA+	1,450	1,370,830
HI St Hwy Rev	5.00%	1/1/2019	AA+	2,000	2,276,180
HI St Hwy Rev	5.50%	7/1/2018	AA+	2,000	2,350,720
KY St Tpk Auth Econ Revitalization Pjs Ser A	5.00%	7/1/2027	AA+	5,000	5,142,750
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA	10,000	9,578,400
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser B(b)	5.00%	5/15/2040	AA-	11,800	10,901,902
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2019	NR	1,495	1,362,080
MD St Econ Dev Corp Term Pj Ser B	5.75%	6/1/2035	Baa3	5,500	5,190,405
Metro Atlanta GA Rapid Transit Auth 3rd Indenture Ser B (AGM)	5.00%	7/1/2029	AA+	2,000	2,023,180
Metro Transn Auth NY Ser 2008 C	6.50%	11/15/2028	A	7,500	8,352,150
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A	3,200	3,318,368
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,280,078
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,523,138
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A	5.375%	10/1/2035	A2	6,975	6,684,561
Miami-Dade Cnty FL Aviation Miami Intl Arpt Ser A AMT (XLCA)	5.00%	10/1/2037	A2	1,000	846,070
MO St Hwys & Transn Commn 1st Lien Ser B	5.00%	5/1/2022	AAA	1,500	1,625,760
NJ St Transn Tr Fd Auth Transn Sys Ser B (NPFGC)	5.50%	12/15/2021	AA-	10,000	10,838,500
North TX Twy Auth Rev Sys 1st Tier Ser A	6.00%	1/1/2025	A2	5,000	5,313,050
North TX Twy Auth Rev Toll 2nd Tier Ser F	5.75%	1/1/2033	A3	5,705	5,385,976
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2022	AA	5,000	5,304,650
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2025	AA	5,000	5,168,100
Orlando & Orange Cnty FL Expwy Auth Ser A	5.00%	7/1/2030	A1	1,500	1,433,430
PA Econ Dev Fing Auth US Airways Grp Ser A	7.50%	5/1/2020	CCC+	1,500	1,479,090
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	1,500	1,523,310
PA St Tpk Commn Oil 2003 Tpk Ser C Rmkt (NPFGC)	5.00%	12/1/2029	AA	1,000	1,004,490
PA St Tpk Commn Sub Ser B-1	5.625%	6/1/2029	A-	3,310	3,379,080
Port of Seattle WA Passenger Facs Ser A	5.00%	12/1/2021	A+	5,050	5,324,164
Puerto Rico Comwlth Hwy & Transn Auth (AG)(AGM)	5.50%	7/1/2025	AA+	2,000	2,087,500
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A2	1,000	1,016,990
Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT	6.25%	6/1/2026	CCC+	5,715	4,846,606
Regl Transn Dist CO COP Ser A	5.375%	6/1/2031	Aa3	5,200	5,164,692
Regl Transn Dist CO Denver Transn Partners	6.00%	1/15/2034	Baa3	1,800	1,782,234
Regl Transn Dist CO Denver Transn Partners	6.00%	1/15/2041	Baa3	20,465	20,101,337
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	CC	1,200	386,676
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A (AGM)	5.00%	7/1/2025	AA+	2,000	2,018,740
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	3,020	3,144,968
TX Private Activity Bd Surface Transn Corp Sr Lien Infrastr	7.00%	6/30/2040	Baa3	10,000	10,068,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	6.875%	12/31/2039	Baa2	$9,000	$9,002,880

Total					222,905,904

Utilities 16.35%

Amer Muni Pwr OH Inc Prairie St Enrg Campus Pj A	5.25%	2/15/2027	A1	5,000	5,106,750
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2022	A1	1,000	1,119,750
Augusta GA Wtr & Swr Rev (AGM)	5.00%	10/1/2024	AA+	2,000	2,111,660
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	17,710	17,825,823
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC-	4,170	3,881,436
CA St Dept Wtr Res Pwr Ser L	5.00%	5/1/2021	AA-	4,700	5,127,465
CA St Dept Wtr Res Pwr Ser L	5.00%	5/1/2022	AA-	5,000	5,397,750
Cape Fear Pub Util Auth NC Wtr & Swr Sys	5.00%	8/1/2026	AA	5,000	5,204,350
Carroll Cnty MO Pub Wtr Supply Dist No 1	6.00%	3/1/2039	A	1,000	1,036,940
Cent Plains NE Enrg Pj No 1	0.698%#	12/1/2017	Ba3	5,000	4,065,200
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,332,187
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	448,030
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	4.70%	7/1/2036	NR	2,000	1,556,660
CT St Dev Auth Wtr Fac Aquarion Wtr Co of CT Pj AMT (XLCA)	5.00%	7/1/2038	NR	3,700	2,989,267
CT St Muni Elec Enrg Cooperative Ser A (AMBAC)	5.00%	1/1/2022	Aa3	1,650	1,748,819
DE St Econ Dev Auth Rev Indian River Pwr	5.375%	10/1/2045	Baa3	4,770	4,217,014
Effingham Cnty GA Dev Auth Solid Wst Disp Fort James Pj AMT	5.625%	7/1/2018	BBB-	5,030	4,890,971
Enrg Northwest WA Elec Rev Columbia Station Ser A	5.00%	7/1/2020	Aaa	5,000	5,648,500
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,183,940
FL St Wtr Pollutn Ctrl Fing Corp Rev Ser A	5.00%	1/15/2029	AAA	1,000	1,030,640
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	2,800	2,694,608
HI St Dept Bdgt & Fin Elec Co & Subs Ser A AMT (FGIC)	4.80%	1/1/2025	Baa1	1,000	915,840
HI St Dept Bdgt & Fin Hawaiian Elec Co & Subs	6.50%	7/1/2039	Baa1	1,600	1,646,176
HI St Dept Bdgt & Fin Hawaiian Elec Co Ser B AMT (FGIC)	4.60%	5/1/2026	Baa1	1,500	1,285,965
Honolulu HI City & Cnty Brd Wtr Supply Ser B AMT (NPFGC)	5.25%	7/1/2021	AA	1,335	1,392,445
Honolulu HI City & Cnty Wst Wtr 2nd Bd Resolution Jr Ser A (AGM)(b)	5.00%	7/1/2032	AAA	10,000	9,730,300
Houston TX Util Sys Rev 1st Lien Ser A	5.125%	11/15/2028	NR	4,000	4,049,920
Kansas City MO Santn Swr Sys Rev Ser A	5.25%	1/1/2034	AA	1,000	1,015,640
Kansas City MO Wtr Rev Ser A	5.25%	12/1/2032	AA+	1,000	1,030,590
LA St Citizens Ppty Ins Corp Ser B (AMBAC)	5.00%	6/1/2021	A-	3,380	3,384,597
Lewis Cnty WA Pub Util Dist No 1 Ser A (AGM)	5.00%	12/1/2027	Aa3	4,975	5,114,200
Long Island NY Pwr Auth Ser A	5.70%	4/1/2030	A-	4,510	4,662,212
Long Island NY Pwr Auth Ser A	6.25%	4/1/2033	A-	1,000	1,084,880
Los Angeles CA Dept of Wtr & Pwr Sys Sub Ser A2 (AMBAC)	5.00%	7/1/2028	AA-	4,925	4,976,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)

Los Angeles CA Wastewtr Sys Ser A	5.00%		6/1/2021	Aa2	$3,055	$3,309,848
Louisville & Jefferson Cnty KY Metro Swr Dist Ser B	5.00%		5/15/2021	AA-	5,000	5,451,550
Main St Natural Gas Inc GA Gas Pj Ser A	5.00%		3/15/2022	Aa3	5,000	5,096,350
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2019	A	1,000	990,660
Main St Natural Gas Inc GA Gas Pj Ser B	5.00%		3/15/2021	A	3,500	3,417,855
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%		2/1/2040	BBB	3,500	3,882,725
Metro St. Louis MO Swr Dist Ser A	5.75%		5/1/2038	AA+	1,760	1,883,763
MI St Strategic Fd Ltd Coll Detroit Fd Pollutn Ser BB (AMBAC)	7.00%		5/1/2021	A	500	569,855
Midlothian TX Wtr Dist Cap Apprec (AGM)	Zero Coupon		9/1/2022	AA+	2,000	1,193,320
MO Jt Muni Elec Util Commn Iatan 2 Pj Ser A	6.00%		1/1/2039	A3	2,000	2,031,660
MO Jt Muni Elec Util Commn Plum Point Pj (NPFGC)	5.00%		1/1/2034	Baa1	5,000	4,280,900
MO Jt Muni Elec Util Commn Ser A (AMBAC)	5.00%		1/1/2023	A3	3,000	3,063,750
MO St Envr Impt & Enrg Res Auth Amer Wtr Co Pj AMT (AMBAC)	4.60%		12/1/2036	Baa1	1,000	772,650
MO St Envr Impt & Enrg Res Auth Union Elec Co Pj AMT	5.45%		10/1/2028	A3	2,475	2,309,472
MS Business Fin Corp Sys Enrg Res Inc Pj	5.90%		5/1/2022	BBB	2,000	1,967,440
MSR Enrg Auth CA Ser C	7.00%		11/1/2034	A	10,000	11,027,700
Muni Elec Auth GA Gen Resolution Pjs Sub Ser A	5.25%		1/1/2021	A	1,000	1,092,620
Muni Elec Auth GA Ser B	5.00%		1/1/2020	A	5,250	5,626,740
Naugatuck CT Incineration Facs Pj Ser A AMT COP (AMBAC)	5.00%		6/15/2022	Aa3	200	198,790
NC Eastern Muni Pwr Agy Ser A (AG)	5.25%		1/1/2019	AA+	5,000	5,538,300
NC Muni Pwr Agy No 1 Catawba Ser A	5.25%		1/1/2020	A	2,000	2,175,240
North Sumter Cnty FL Util Dependent Dist	5.375%		10/1/2030	BBB	5,000	4,629,950
Northern CA Gas Auth No 1 Libor	0.914%	#	7/1/2027	A	5,000	3,295,450
NY St Envr Facs Corp Ser B	4.75%		6/15/2032	AA+	5,000	4,862,200
OH St Air Quality Dev Auth First Enrg Generation Ser A	5.70%		8/1/2020	Baa2	3,250	3,371,160
OH St Air Quality Dev Auth OH Vly Elec Corp Ser E	5.625%		10/1/2019	BBB-	4,500	4,626,180
OH St Wtr Dev Auth Pollutn Ctrl First Enrg Ser A	5.875%		6/1/2033	Baa1	1,875	2,002,031
OK St Muni Pwr Auth Ser A	5.875%		1/1/2028	A	1,000	1,064,400
Orlando FL Utils Commn Ser B	5.00%		10/1/2033	Aa1	2,500	2,508,175
PA Econ Dev Fing Auth Allegheny Enrg Supply Co	7.00%		7/15/2039	BBB-	1,000	1,064,600
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%		1/1/2032	Baa3	2,500	2,593,875
Palm Beach Cnty FL Solid Wst Auth Impt Ser B	5.50%		10/1/2028	AA	3,000	3,124,350
Philadelphia PA Gas Wrks Rev 8th 1998 Gen Ordinance Ser A	5.25%		8/1/2017	BBB+	1,000	1,076,970
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%		12/1/2037	NR	3,000	2,911,290
Pinal Cnty AZ Elec Dist No 4	6.00%		12/1/2028	BBB+	740	725,644
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A	6.00%		7/1/2038	Baa1	2,000	2,021,580
Puerto Rico Comwlth Aqueduct & Swr Auth Sr Lien Ser A (AG)	5.00%		7/1/2028	AA+	1,000	983,970
Puerto Rico Elec Pwr Auth Libor Ser UU	0.894%	#	7/1/2031	A3	4,000	2,720,400
Puerto Rico Elec Pwr Auth Ser RR (XLCA)	5.00%		7/1/2025	A3	1,000	1,002,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Value
Utilities (continued)

Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3		$6,000		$6,012,960
SA Enrg Acq Pub Fac Corp Gas Supply Rev	5.50%	8/1/2021	A		5,000		5,161,700
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC-		1,375		1,293,435
Sabine River Auth TX Pollutn Ctrl TXU Enrg Co Pj Ser A	5.80%	7/1/2022	CCC-		1,000		319,950
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+		3,650		3,781,656
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+		2,920		3,025,324
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+		2,920		3,025,324
Salt Verde AZ Financial Corp Gas Rev Sr	5.00%	12/1/2037	A		3,750		3,204,000
Southern CA Pub Pwr Auth Pj No 1 Ser A	1.662%#	11/1/2038	Baa1		5,000		3,473,850
St. Joseph MO Indl Dev Auth Swr Sys Impts Pj	5.00%	4/1/2027	A		1,325		1,261,427
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	3,000		2,831,400
TX Muni Gas Acq & Supply Corp I Sr Lien Ser A	5.25%	12/15/2026	A		1,250		1,160,363
TX Muni Gas Acq & Supply Corp I Sr Lien Ser D	6.25%	12/15/2026	A		6,345		6,639,154
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2027	BBB-		555		525,163
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-		2,330		2,103,035
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (AGM)	5.00%	2/1/2033	AA+		1,650		1,609,031

Total							276,800,704

Total Municipal Bonds (cost $1,845,737,919)							1,783,258,381

					Shares (000)

SHORT-TERM INVESTMENTS 1.37%

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus					—	(f)	836
SSgA Tax Free Money Market Fund					5		4,501

Total Money Market Mutual Funds (cost $5,337)							5,337

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 1.37%

Education 0.15%

Cerro Gordo Cnty IA Private Newman Catholic Sch Sys Pj	3.00%	1/3/2011	5/1/2032	Baa3	$1,500	1,500,000
Latrobe PA Indl Dev Auth Rev Greensburg Diocese	4.00%	1/6/2011	6/1/2033	Baa3	990	990,000

Total						2,490,000

General Obligation 0.41%

New York City NY 2008 Sub Ser J-3	3.60%	1/3/2011	8/1/2023	AAA	7,000	7,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2010

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations 0.51%

Blount Cnty TN Pub Bldg Auth Loc Govt Pub Impt D-3-A GTD	1.68%	1/3/2011	6/1/2034	AA+	$3,340	$3,340,000
Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	1.68%	1/3/2011	6/1/2034	AA+	5,250	5,250,000

Total						8,590,000

Other Revenue 0.30%

Harris Cnty TX Cultural Ed Facs Fin Corp YMCA Greater Houston Ser B	4.00%	1/3/2011	6/1/2038	Baa1	5,100	5,100,000

Total Variable Rate Demand Notes (cost $23,180,000)						23,180,000

Total Short-Term Investments (cost $23,185,337)						23,185,337

Total Investments in Securities 106.70% (cost $1,868,923,256)						1,806,443,718

Liabilities in Excess of Cash and Other Assets(g) (6.70%)						(113,416,384)

Net Assets 100.00%						$1,693,027,334

Open Futures Contracts at December 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2011	835	Short	$(101,974,375)	$3,650,665
Ultra Long U.S. Treasury Bond	March 2011	193	Short	(24,529,094)	775,289

Totals				$(126,503,469)	$4,425,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 107.07%

Corporate-Backed 11.29%

Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2025	NR	$1,000	$863,540
Aleutians East Borough AK Aleutian Pribilof Islands Inc (ACA)	5.50%	6/1/2036	NR	3,210	2,503,575
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.75%	11/1/2024	BB	11,025	11,348,033
Allegheny Cnty PA Indl Dev Auth Envr Impt	6.875%	5/1/2030	BB	8,050	8,243,844
Alliance Arpt Auth Inc TX Spl Facs Amer Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	29,000	21,632,840
Brazos River Auth TX Pollutn Ctrl TXU Co Ser A Rmkt AMT	7.70%	4/1/2033	CCC-	2,000	559,800
Brazos River Auth TX Pollutn Ctrl TXU Co Ser D-1 Rmkt AMT†	8.25%	5/1/2033	Ca	2,000	599,740
Brazos River TX Hrbr Nav Dist Dow Chemical Co Pj Ser A-3 AMT	5.125%	5/15/2033	BBB-	8,000	7,244,080
Brazos TX Hrbr Indl Dev Corp Dow Chemical Co Pj AMT	5.90%	5/1/2038	BBB-	1,580	1,576,445
Calhoun Cnty AR Solid Wst GA Pacific Corp Pj AMT	6.375%	11/1/2026	Ba3	2,075	1,984,281
Courtland AL Indl Dev Brd Solid Wst Disp Intl Paper Co Pjs A AMT	5.20%	6/1/2025	BBB	9,545	8,694,636
CT St Res Recovery Auth Rev Amer Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+	3,580	3,582,327
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Amer Airlines Inc AMT	5.50%	11/1/2030	CCC+	8,850	6,775,383
Denver CO City & Cnty Spl Facs United Airlines Pj A AMT	5.25%	10/1/2032	B	1,000	821,310
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser C AMT	6.125%	7/15/2027	B3	3,120	2,877,919
Houston TX Arpt Sys Rev Spl Facs Continental Airlines Ser B AMT	6.125%	7/15/2027	B3	1,000	922,410
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(h)	5.875%	3/1/2027	NR	1,500	378,390
IL Fin Auth Sports Fac Leafs Hockey Club Pj Ser A(h)	6.00%	3/1/2037	NR	1,450	362,065
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(d)	6.125%	10/1/2027	NR	1,475	368,750
IL Fin Auth Sports Fac Utd Sports Org of Barrington Ser A†(d)	6.25%	10/1/2037	NR	6,525	1,631,250
IN St Fin Auth Impt US Steel Corp	6.00%	12/1/2026	BB	3,000	2,878,230
MI St Strategic Fd Ltd Pollutn Ctrl Gen Motors Corp(d)	6.20%	9/1/2020	NR	5,000	1,650,000
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	19,515	20,255,985
New York City NY Indl Dev Agy Amer Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-	2,000	2,110,120
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	3,830	2,923,171
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.00%	5/15/2020	B-	2,900	2,566,529
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	1,000	818,290
Nez Perce Cnty ID Pollutn Ctrl Potlatch Corp Pj	6.00%	10/1/2024	BB	5,000	4,894,300
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	6,190	5,450,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Corporate-Backed (continued)

NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3		$5,935	$4,752,451
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B		5,625	5,384,644
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		6,080	5,655,555
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.40%	9/15/2023	B		3,490	3,340,698
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B		755	755,898
OR St Econ Dev Rev GA Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	Ba3		2,435	2,196,857
OR St Econ Dev Rev GA Pacific Corp Ser CLVII AMT	6.35%	8/1/2025	BBB-		2,325	2,239,440
Port of Bay City Auth TX Matagorda Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+		3,510	3,520,881
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser A	6.45%	11/1/2030	B+		6,700	6,834,067
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Pj Ser B AMT	6.70%	11/1/2030	B+		1,500	1,504,665
Richmond Cnty GA Dev Auth Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB		3,000	2,644,500
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR		2,500	2,299,725
Rumford ME Solid Wst Disp Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2		1,500	1,439,340
Selma AL Indl Dev Brd Rev Gulf Opportunity Zone Ser A	6.25%	11/1/2033	BBB		5,000	5,125,400
West Pace Cooperative Dist AL Rev	9.125%	5/1/2039	NR		14,050	12,605,801
Wyandotte Cnty Kansas City KS Unif Govt Gen Motors Corp Pj	6.00%	6/1/2025	NR		3,185	3,003,200

Total			189,820,412

Education 6.17%

Brevard Cnty FL Indl Dev Rev Tuff FL Tech Pj	6.50%	11/1/2029	BBB-		2,500	2,518,025
CA Statewide Cmntys Dev Auth Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+		3,500	3,565,695
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2047	A+		8,000	579,120
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2048	A+		8,000	537,040
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2049	A+		9,000	562,230
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR		3,000	2,327,820
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+		1,720	1,603,246
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2027	BBB-	(a)	1,375	1,110,615
Hammond Loc Pub Impt Bd Bk Ser A	6.50%	8/15/2030	BBB-		1,600	1,589,344
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR		12,725	10,908,761
IA Higher Ed Ln Auth Rev Private College Grand View	5.00%	10/1/2031	NR		1,500	1,344,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

IL Fin Auth Rev IL Inst Tech	7.125%	2/1/2034	Baa3	$2,500	$2,620,725
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2025	Baa3	2,500	2,223,075
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2026	Baa3	2,000	1,756,400
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2031	Baa3	5,000	4,103,400
IL Fin Auth Rev IL Inst Tech Ser A	5.00%	4/1/2036	Baa3	5,000	3,905,750
IL Fin Auth Rev Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	5,000	5,195,125
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	6.625%	10/1/2029	BBB-	750	754,095
IN Fin Auth Rev Drexel Fndtn Edl Facs Pj Ser A	7.00%	10/1/2039	BBB-	1,250	1,262,813
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	3,500	2,925,090
MA St Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	1,971,362
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,755,750
Marietta GA Dev Auth Rev Univ Facs Life Univ Inc Pj	7.00%	6/15/2039	Ba3	3,000	2,797,920
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	2,297,460
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	3,009,994
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,476,688
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	6.625%	6/1/2030	BBB-	1,955	1,912,088
MI Pub Edl Facs Auth Rev Ltd Oblig Landmark Academy	7.00%	12/1/2039	BBB-	3,000	3,005,850
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,194,788
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,919,462
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa1	4,000	4,583,200
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	2,000	2,256,140
OH St Higher Edl Fac Rev Commn Ashland Univ Pj	6.25%	9/1/2024	Ba1	7,020	6,990,586
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2040	BBB-	1,800	1,607,328
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.10%	6/1/2045	BBB-	2,250	2,006,190
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	7,000	7,411,005
Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.00%	10/15/2030	BB+	1,300	1,223,937

Total					103,812,642

General Obligation 5.40%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A1	1,500	1,536,555
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2037	A+	4,150	631,174
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2041	A+	6,500	736,775
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2042	A+	6,900	726,156
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2043	A+	6,900	674,061
Ceres CA Unif Sch Dist Cap Apprec 2008 Election Ser A	Zero Coupon	8/1/2044	A+	7,200	652,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)

Huntington Beach CA Union High Sch Dist Cap Apprec 2004 Election (NPFGC)(FGIC)	Zero Coupon	8/1/2033	Aa2	$5,000	$1,070,450
Los Angeles CA Cmnty College Dist 2001 Election Ser A (NPFGC)(FGIC)(b)	5.00%	8/1/2032	Aa1	10,580	10,293,705
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2032	AA+	10,000	9,543,800
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	Aa2	10,460	9,847,149
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	Aa2	2,000	1,882,820
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	2,500	2,475,050
Maverick Cnty TX Ctfs Oblig	8.75%	3/1/2034	NR	5,500	5,445,110
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	10,291,950
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	9,000	9,063,360
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	7,049,280
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	1,007,040
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,730	3,865,375
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	5,420	5,616,710
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	2,160	2,238,394
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,898,485
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,293,559

Total			90,839,710

Health Care 30.44%

Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2036	NR	10,000	8,233,100
Alachua Cnty FL Indl Dev Rev North FL Ret Vlg	5.875%	11/15/2042	NR	4,500	3,608,820
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.00%	11/15/2028	BB-	15,365	10,884,412
Allegheny Cnty PA Hosp Dev Auth Hlth Sys West PA Ser A	5.375%	11/15/2040	BB-	10,425	6,974,951
Alton IL Hosp Fac Rev St. Anthony’s Hlth Ctr	6.00%	9/1/2014	NR	1,620	1,624,536
Arkansas KS Pub Bldg Commn South Cent Regl Med Ctr	6.75%	9/1/2038	A3	6,360	6,621,142
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	9,700	7,201,474
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	250	260,003
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	625	656,563
Bexar Cnty TX Hlth Facs Dev Corp Army Ret Residence Pj	5.875%	7/1/2030	BBB	2,100	2,037,231
Bremer Cnty IA Ret Bartels Lutheran Ser A	5.00%	11/15/2017	NR	1,140	1,092,006
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	3,325,140
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.375%	2/1/2029	Baa2	1,000	890,110
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,615,139
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB	1,000	1,048,260
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.25%	11/15/2041	BBB	2,500	2,643,475
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	2,042,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		$2,600	$2,139,228
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2029	NR		5,770	5,966,180
CO Hlth Facs Auth Rev Amer Baptist Ser A	7.75%	8/1/2039	NR		5,045	5,171,226
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR		1,500	1,352,070
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR		2,055	1,709,041
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR		1,500	1,123,935
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR		2,325	2,007,312
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2030	NR		5,500	5,168,240
Cumberland Cnty PA Muni Auth Asbury PA Oblig Grp	6.00%	1/1/2040	NR		3,425	3,076,061
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR		4,300	3,730,121
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR		2,500	2,136,575
Director St NV Dept Business & Industry Las Ventanas Ret Pj A(d)	7.00%	11/15/2034	NR		6,000	3,274,380
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(d)	6.00%	11/15/2014	NR		4,105	2,527,982
Director St NV Dept Business & Industry Las Ventanas Ret Pj B(d)	6.75%	11/15/2023	NR		4,700	2,705,978
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		1,700	1,397,757
Fairfax Cnty VA Indl Dev Auth Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,163,100
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,124,191
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,606,743
Flint MI Hosp Bldg Auth Rent Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	801,600
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR		8,000	4,903,440
Fulton Cnty PA Indl Dev Auth Hosp Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR		1,500	1,270,350
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Ser B	6.00%	1/1/2023	BBB-	(a)	3,385	3,370,681
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.00%	10/1/2024	AA		6,000	6,006,270
Harris Cnty TX Cultural Ed Facs Fin Corp Children’s Hosp Pj(b)	5.25%	10/1/2029	AA		4,000	4,004,180
HFDC Cent TX Inc Ret Fac Ser A	5.625%	11/1/2026	NR		1,850	1,542,049
HFDC Cent TX Inc Ret Fac Ser A	5.75%	11/1/2036	NR		5,500	4,289,285
Hillsborough Cnty FL Indl Dev Auth Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		4,750	4,190,640
Hillsdale MI Hosp Fin Auth Hosp Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BB+		2,360	2,388,603
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	5.75%	11/1/2026	NR		6,165	5,271,075
Holmes Cnty FL Hosp Corp Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	5,762,652
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2027	NR		6,700	5,218,362
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser A	5.25%	4/1/2033	NR		2,990	2,200,401
Howard Cnty MD Ret Cmnty Vantage Hse Fac Ser B	5.25%	4/1/2037	NR		6,270	4,483,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Huntsville-Redstone Vlg AL Spl Care Facs Fing Auth Redstone Vlg Pj	5.50%	1/1/2028	NR		$4,500	$3,745,350
IA Fin Auth Hlth Facs Rev Ser A Rmkt (AG)(b)	5.25%	8/15/2029	Aa3		3,000	3,019,875
IA Fin Auth Hlth Facs Rev Ser A Rmkt (AG)(b)	5.625%	8/15/2037	Aa3		7,000	7,046,375
IA Fin Auth Sr Hsg Rev Bethany Life Cmntys Pj Ser A	5.55%	11/1/2041	NR		1,000	802,820
IL Fin Auth Rev Admiral at Lake Pj Ser A	8.00%	5/15/2040	NR		7,000	6,844,250
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		8,000	5,683,440
IL Fin Auth Rev Clare Wtr Twr Cap Apprec Ser B	Zero Coupon	5/15/2050	NR		4,800	29,040
IL Fin Auth Rev Clare Wtr Twr Ser A-2	5.20%	5/15/2015	NR		700	512,309
IL Fin Auth Rev Clare Wtr Twr Ser A-3	5.30%	5/15/2016	NR		700	491,176
IL Fin Auth Rev Clare Wtr Twr Ser A-6	6.00%	5/15/2028	NR		2,800	1,522,136
IL Fin Auth Rev Clare Wtr Twr Ser A-7	6.125%	5/15/2041	NR		3,500	1,912,890
IL Fin Auth Rev Clare Wtr Twr Ser A-10	5.125%	5/15/2018	NR		3,500	2,349,725
IL Fin Auth Rev Friendship Vlg Schaumburg	7.125%	2/15/2039	BB-	(a)	1,500	1,470,420
IL Fin Auth Rev Friendship Vlg Schaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,456,040
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.375%	2/15/2025	BB-	(a)	4,000	3,477,880
IL Fin Auth Rev Friendship Vlg Schaumburg Ser A	5.625%	2/15/2037	BB-	(a)	10,975	8,886,348
IL Fin Auth Rev Landing at Plymouth Place Pj Ser A	6.00%	5/15/2025	NR		3,000	2,622,390
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR		2,400	2,060,184
IL Fin Auth Rev Rush Univ Med Ctr Oblig Grp Ser A	7.25%	11/1/2030	A2		3,000	3,293,820
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,134,702
IL Fin Auth Rev Three Crowns Pk Plaza Ser A	5.875%	2/15/2038	NR		4,500	3,912,750
Iron River MI Hosp Fin Auth Iron Cnty Cmnty Hosps	6.50%	5/15/2033	NR		3,000	2,644,410
Johnston NC Mem Hosp Auth (AGM)(FHA)(b)	5.25%	10/1/2036	AA+		7,000	7,061,565
Kansas City MO Indl Dev Auth Bishop Spencer Ser A	6.50%	1/1/2035	NR		5,500	4,959,405
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	5.75%	7/1/2025	BB+		8,825	8,465,116
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.00%	7/1/2035	BB+		4,350	4,156,860
Kent MI Hosp Fin Auth Rev Metro Hosp Pj Ser A	6.25%	7/1/2040	BB+		1,940	1,899,085
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2021	NR		1,000	1,045,770
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.00%	5/15/2029	NR		2,820	2,888,498
Kirkwood MO Indl Dev Auth Aberdeen Heights Ser A	8.25%	5/15/2039	NR		6,695	6,882,527
Kuakini HI Hlth Sys Spl Fac Ser A	6.375%	7/1/2032	BBB-		5,930	5,744,806
LA Pub Facs Auth Hosp Rev Lake Charles Mem Hosp†	6.375%	12/1/2034	NR		1,340	1,236,070
Lexington VA Indl Dev Auth Resdl Care Fac Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR		3,050	2,432,405
Lubbock TX Hlth Facs Dev Corp 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	3,968,537
MA Dev Fin Agy Groves Lincoln Ser A	7.50%	6/1/2029	NR		4,000	4,076,800
MA Dev Fin Agy Groves Lincoln Ser A	7.75%	6/1/2039	NR		2,000	2,048,040
MA St Hlth & Edl Facs Auth Emerson Hosp Ser E (RADIAN)	5.00%	8/15/2025	NR		6,840	5,921,730
Mesquite TX Hlth Facs Dev Corp Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,650	1,431,226
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.25%	11/15/2025	BB+	(a)	3,800	3,200,702
MI St Hosp Fin Auth Rev Presbyterian Vlg	5.50%	11/15/2035	BB+	(a)	1,750	1,407,823
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.125%	2/1/2028	NR		5,900	5,192,590
Montgomery Cnty PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.25%	2/1/2035	NR		9,185	7,895,518
NC Med Care Commn	5.875%	1/1/2031	NR		1,555	1,442,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

NC Med Care Commn	6.00%	1/1/2039	NR	$1,520	$1,395,223
NC Med Care Commn Hsg Fndtn Inc (ACA)	6.625%	8/15/2030	NR	2,915	2,728,469
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.35%	1/1/2026	NR	2,415	2,151,499
NH Hlth & Ed Facs Auth Havenwood Heritage Heights A	5.40%	1/1/2030	NR	2,250	1,929,690
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,250	1,028,750
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	3,155	2,441,339
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-	9,000	9,092,250
North Cent TX Hlth Fac Dev Corp Children’s Med Ctr Dallas Pj(b)	5.75%	8/15/2039	Aa3	10,000	10,169,350
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	4,250	4,200,530
OH St Hosp Fac Rev Cleveland Clinic Hlth B(b)	5.50%	1/1/2034	Aa2	13,500	13,636,553
Oklahoma Cnty OK Fin Auth Rev Ret Fac Concordia Ser A	6.00%	11/15/2038	NR	1,500	1,283,100
Orange Cnty FL Hlth Facs Auth 1st Mtg Orlando Lutheran Tower	5.50%	7/1/2038	NR	5,050	4,084,288
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	1,015,564
Orange Cnty FL Hlth Facs Auth Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	2,920	2,569,512
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser A	5.00%	7/1/2034	BBB	7,275	5,932,180
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hlth Sys Ser B	5.50%	7/1/2026	BBB	3,000	2,731,620
Philadelphia PA Hosps & Higher Ed Facs Auth Temple Univ Hosp Sys Ser A	6.625%	11/15/2023	BBB	5,000	5,000,750
RI St Hlth & Edl Bldg Corp Hosp Fing St. Joseph Hlth Svcs	5.50%	10/1/2029	B2	15,270	11,888,611
Rochester MN Hlthcare Samaritan Bethany Ser A	6.875%	12/1/2029	NR	1,945	1,971,277
Rochester MN Hlthcare Samaritan Bethany Ser A	7.375%	12/1/2041	NR	6,000	6,075,420
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	2,032,019
Sarasota Cnty FL Hlth Facs Auth Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR	6,435	4,956,687
Sayre OK Mem Hosp Auth	6.00%	7/1/2037	NR	4,000	3,132,360
SC Jobs Econ Dev Auth First Mtg Wesley Commons	5.125%	10/1/2026	NR	1,400	1,117,662
SC Jobs Econ Dev Auth Hampton Regl Med	5.25%	11/1/2028	NR	12,000	9,921,480
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR	265	231,385
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR	250	229,755
St. Joseph Cnty IN Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR	475	408,719
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB	1,520	1,394,722
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	5.375%	8/1/2015	NR	2,330	2,295,190
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR	3,000	2,602,620
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR	3,000	2,421,390
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	6.875%	11/1/2023	NR	1,300	1,300,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.125%	11/1/2030	NR		$2,000	$1,998,660
Tulsa Cnty OK Indl Auth Sr Montereau Inc Pj Ser A	7.25%	11/1/2045	NR		3,500	3,404,415
Upper IL River Vly Dev Auth Pleasant View Luther Home	7.25%	11/15/2040	NR		1,200	1,134,384
Upper IL River Vly Dev Auth Pleasant View Luther Home	7.375%	11/15/2045	NR		1,550	1,465,897
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR		9,250	8,034,920
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		2,000	1,730,460
Western IL Econ Dev Auth Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR		2,890	2,779,400
Westmoreland Cnty PA Indl Dev Auth Ret Cmnty Redstone Ser A	5.75%	1/1/2026	NR		900	756,072
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2030	Aa1		1,170	1,156,861
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp	5.00%	11/15/2030	Aa1		5	4,944
WI St Hlth & Edl Facs Ascension Hlth Sr Ctr Grp(b)	5.00%	11/15/2033	Aa1		7,000	6,850,200
WI St Hlth & Edl Facs Auth Aurora Hlthcare Inc Ser A	5.625%	4/15/2039	A3		1,500	1,435,500
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.25%	9/15/2029	NR		1,000	1,012,690
WI St Hlth & Edl Facs Auth St. John’s Cmntys Inc Ser A	7.625%	9/15/2039	NR		2,000	2,063,020
WI St Hlth & Edl Facs Auth Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+		21,150	18,720,288
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR		3,530	2,769,250
WV St Hosp Fin Auth Thomas Hlth Sys	6.50%	10/1/2028	NR		7,425	7,086,271

Total			511,892,056

Housing 2.64%

El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3		3,280	2,518,679
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3		1,405	1,235,445
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	10,700	8,998,165
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR		12,100	9,416,946
LA Hsg Fin Agy Multi Fam Hsg La Chateau Ser A	6.875%	9/1/2029	A-		1,805	1,754,063
LA Hsg Fin Agy Multi Fam Hsg Ser B	8.00%	9/1/2039	BBB-		3,470	3,505,151
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		5,100	3,419,448
Metro Govt Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multi Fam Hsg Prestige A(d)	7.50%	12/20/2040	NR		3,930	2,257,038
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		2,790	418,500
MuniMae TE Bd Subs LLC†(i)	5.30%	11/29/2049	Ba2		2,000	1,440,260
MuniMae TE Bd Subs LLC†(i)	5.90%	11/29/2049	B1		2,000	1,100,260
St. Paul MN Hsg & Redev Auth Carondelet Vlg Pj A	6.00%	8/1/2035	NR		4,000	3,760,640
St. Paul MN Hsg & Redev Auth Carondelet Vlg Pj A	6.00%	8/1/2042	NR		4,615	4,237,816
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR		500	388,470

Total						44,450,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations 1.49%

CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		$7,495	$7,081,113
Jurupa CA Pub Fing Auth Rev Sub Lien Ser B	6.125%	9/1/2040	NR		2,575	2,416,432
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-		5,000	5,258,250
Philadelphia PA Muni Auth Rev Lease	6.10%	4/1/2024	A2		1,780	1,861,809
Philadelphia PA Muni Auth Rev Lease	6.375%	4/1/2029	A2		2,000	2,076,900
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		6,000	6,336,000

Total			25,030,504

Other Revenue 13.47%

AK Indl Dev & Export Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A(d)	6.15%	8/1/2031	NR		3,285	1,314,000
AL St Indl Dev Auth Solid Wst Pine City Fiber Co Rmkt AMT	6.45%	12/1/2023	B		8,000	7,590,400
Austin TX Convtn Entrprse Inc 2nd Tier Ser B†	5.75%	1/1/2034	BB		2,750	2,387,990
Baker FL Correctional Dev Corp 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		8,300	5,718,617
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.00%	9/1/2032	Baa3		2,250	1,928,025
Baltimore MD Cnvtn Ctr Sr Ser A (XLCA)	5.25%	9/1/2039	Baa3		2,975	2,580,336
Baltimore MD Cnvtn Ctr Sub Ser B	5.875%	9/1/2039	Ba1		10,845	9,748,462
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	6.75%	8/1/2028	NR		3,450	3,240,861
Baytown Twp MN Rev St. Croix Prep Academy Pj Ser A	7.00%	8/1/2038	NR		3,000	2,886,690
Beauregard Parish LA Rev Boise Cascade Corp Pj	6.80%	2/1/2027	B2		6,250	6,124,187
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	1,250	1,114,538
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		2,340	1,837,485
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	1,105,545
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		7,225	5,647,421
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,411,132
Chester Cnty PA Indl Dev Auth Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,771,170
CO Edl & Cultural Facs Auth Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR		1,065	965,699
CO Edl & Cultural Facs Auth New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		930	822,845
Conner Creek Academy East MI Pub Sch	5.25%	11/1/2036	BB+		1,000	748,340
Denver CO Convtn Ctr Hotel Auth Sr (XLCA)	5.125%	12/1/2026	BBB-		3,390	2,971,606
Detroit MI Cmnty High Sch Pub Sch Academy	5.65%	11/1/2025	BB+		1,000	836,820
Detroit MI Cmnty High Sch Pub Sch Academy	5.75%	11/1/2030	BB+		1,255	1,018,997
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,640	1,095,618
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	NR		2,000	1,582,540
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	NR		1,855	1,486,894
Gainesville GA Redev Auth Edl Riverside Military Academy	5.125%	3/1/2037	BBB-	(a)	7,460	5,481,533
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR		1,795	1,498,771
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR		850	802,944
IAH TX Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR		2,000	1,738,740
IAH TX Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR		1,635	1,362,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

International Falls MN Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2022	B		$1,085	$1,004,211
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR		1,550	1,443,329
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR		2,815	2,451,330
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR		6,570	5,274,593
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.25%	2/15/2026	NR		1,000	869,300
La Vernia TX Higher Ed Fin Corp Amigos Por Vida Friends Life	6.375%	2/15/2037	NR		1,220	1,030,766
La Vernia TX Higher Ed Fin Corp Ser A	7.125%	2/15/2038	BBB		6,515	6,780,226
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB		3,500	2,708,790
Lombard IL Pub Facs Corp 1st Tier Ser A-1	7.125%	1/1/2036	NR		8,500	6,330,290
Madison Cnty FL Rev 1st Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR		1,130	988,626
Maverick Cnty TX Pub Fac Corp Ser A-1	6.25%	2/1/2024	NR		4,730	4,055,786
Maverick Cnty TX Pub Fac Corp Ser A-1	6.375%	2/1/2029	NR		1,560	1,295,206
MD St Econ Dev Corp Cnx Marine Terminals Inc	5.75%	9/1/2025	BB		1,500	1,450,875
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2016	NR		4,000	3,251,560
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser A	5.00%	12/1/2031	NR		15,200	9,936,848
MD St Econ Dev Corp Sr Lien Pj Chesapeake Bay Ser B	5.25%	12/1/2031	NR		3,000	1,960,860
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.25%	7/1/2018	NR		250	112,500
MD St Hlth & Higher Edl Facs Auth Washington Christian Academy	5.50%	7/1/2038	NR		2,300	999,626
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy Pj†	6.50%	9/1/2037	BBB-		5,000	4,713,650
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR		733	642,241
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR		3,390	2,676,541
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB		3,720	3,442,637
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		5,755	863,250
Milwaukee WI Redev Auth Academy of Learning Ser A	5.65%	8/1/2037	NR		3,340	2,638,734
Mohave Cnty AZ Indl Dev Auth Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+		10,250	11,391,850
NJ Econ Dev Auth Cigarette Tax	5.625%	6/15/2019	BBB		4,150	4,148,464
Otero Cnty NM Jail Pj Rev	5.75%	4/1/2018	NR		1,925	1,713,481
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2023	NR		1,350	1,123,970
Otero Cnty NM Jail Pj Rev	6.00%	4/1/2028	NR		1,900	1,482,513
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(d)	6.75%	7/1/2022	NR		1,460	657,000
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A(d)	7.00%	7/1/2036	NR		5,000	2,250,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	2,151,439
Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.50%	7/1/2026	BBB	(a)	5,000	4,580,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

Pima Cnty AZ Indl Dev Auth Amer Charter Schs Fndtn Ser A	5.625%	7/1/2038	BBB	(a)	$11,410	$10,218,796
Pima Cnty AZ Indl Dev Auth Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	8,074,700
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	5.875%	6/1/2022	BBB-		250	244,408
Pima Cnty AZ Indl Dev Auth Paradise Ed Ctr Pj	6.00%	6/1/2036	BBB-		1,800	1,624,824
Plymouth MI Edl Ctr Charter Sch	5.375%	11/1/2030	BBB-		1,500	1,215,900
Port of St. Helen’s OR Pollutn Ctrl Boise Cascade Corp Pj	5.65%	12/1/2027	B		1,730	1,498,958
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		3,935	2,948,850
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+		2,495	2,540,883
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR		1,000	948,170
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR		1,200	1,081,236
Selma AL Indl Dev Brd Gulf Opportunity Zone Intl Paper	5.80%	5/1/2034	BBB		2,500	2,431,300
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2021	NR		1,025	917,456
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.55%	11/15/2026	NR		800	672,960
Spanish Fork UT Charter Sch Rev Amer Leadership Academy†	5.70%	11/15/2036	NR		1,750	1,390,708
Star Intl Academy MI COP	6.125%	3/1/2037	BBB		1,445	1,238,972
Summit Academy MI Pub Sch	6.375%	11/1/2035	BB+		3,795	3,197,667
Two Rivers MT Auth Inc Pj Sr Lien(d)	7.375%	11/1/2027	NR		2,615	392,250
TX St Pub Fin Auth Charter Sch Ed Cosmos Fndtn Ser A	5.375%	2/15/2037	BBB		2,870	2,511,967
UT St Charter Sch Fin Auth Noah Webster Academy Ser A	6.50%	6/15/2038	NR		500	401,370
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR		1,000	776,030
Utah Cnty UT Charter Sch Rev Lakeview Academy Ser A†	5.875%	6/15/2037	NR		1,750	1,384,827
West Vly City UT Charter Sch Monticello Academy†	6.375%	6/1/2037	NR		4,140	3,507,781

Total			226,461,896

Special Tax 8.24%

Allegheny Cnty PA Redev Auth Pittsburgh Mills Pj	5.60%	7/1/2023	NR		500	441,960
Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+		1,000	1,024,750
Amelia Walk Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR		980	578,200
Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR		3,200	3,011,264
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	5.625%	7/1/2025	NR		1,000	949,200
Anne Arundel Cnty MD Spl Oblig National Business Pk North Pj	6.10%	7/1/2040	NR		2,250	2,101,882
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR		2,780	1,304,497
Arborwood Cmnty Dev Dist FL Master Infrastr Pjs Ser A	5.35%	5/1/2036	NR		6,665	3,765,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)

Atlanta GA Tax Alloc Beltline Pj Ser B	7.375%	1/1/2031	NR	$1,310	$1,321,358
Atlanta GA Tax Alloc Beltline Pj Ser B Rmkt	7.375%	1/1/2031	NR	4,000	4,058,840
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	903,831
Aurora IL Tax Incr Rev East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,600	1,549,808
Aurora IL Tax Incr Rev River City No 3 Ser B	6.50%	12/30/2023	NR	2,860	2,777,146
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	7,000	6,914,810
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	4,910,441
Cap Reg Cmnty Dev Dist FL Cap Impt Ser A	7.00%	5/1/2039	NR	4,565	4,273,023
Dardenne Twn Square Transn Dev Dist MO Ser A	5.00%	5/1/2036	NR	3,110	1,509,252
Durbin Crossing Cmnty Dev Dist FL Ser A	5.50%	5/1/2037	NR	5,800	3,976,538
FL Cypress Creek Hillsborough Cnty Cmnty Dev Dist	5.35%	5/1/2037	NR	6,700	3,272,682
Frederick Cnty MD Urbana Cmnty Dev Auth Ser B	5.50%	7/1/2040	NR	7,500	6,681,675
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	260,000
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,145	3,973,049
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,500	1,200,425
Hesperia CA Pub Fing Auth Redev & Hsg Pjs Ser A	5.00%	9/1/2031	Ba1	4,905	3,753,502
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.00%	5/1/2039	NR	11,325	8,979,253
Houston Cnty AL Cooperative Dist Rev Country Crossing Pj	10.50%	5/27/2011	NR	3,800	3,791,222
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	3,369,064
Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+	12,000	9,930,600
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	A	1,000	1,068,270
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2039	A	1,000	1,064,800
Magnolia FL West Cmnty Dev Dist	5.35%	5/1/2037	NR	3,830	2,292,025
Mariposa NM East Pub Impt Dist	5.75%	9/1/2021	NR	350	294,192
Mariposa NM East Pub Impt Dist	6.00%	9/1/2032	NR	1,000	754,160
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,435	645,750
Mesquite NV Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	1,025,470
Mesquite NV Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,699,470
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,454	3,851,833
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	5.875%	3/1/2032	A	2,000	1,907,940
Orange CA Cmnty Facs Dist No 06-1 Del Rio Pub Imports	6.00%	10/1/2040	NR	3,000	2,773,770
Orange Grove LA Cmnty Dev Dist	5.30%	11/1/2021	NR	1,760	1,247,822
Panther Trace II FL Cmnty Dev Dist Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,730	1,344,002
Riverside Cnty CA Pub Fing Auth Jurupa Vy Desert & Inst 215 (NPFGC)	4.75%	10/1/2035	A3	9,000	7,176,600
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.00%	10/1/2025	A-	1,500	1,503,120
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-	2,000	2,030,000
Shingle Creek FL Cmnty Dev Dist(d)	6.10%	5/1/2025	NR	4,990	1,983,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Special Tax (continued)

Sparks NV Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR		$1,000	$928,310
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR		1,485	1,190,302
Tern Bay Cmnty Dev Dist FL Ser A(d)	5.375%	5/1/2037	NR		13,145	3,286,250
Tracy CA Cmnty Facs Dist No 1 NEI Phase II	5.70%	9/1/2026	NR		920	845,738
Vlg Cmnty Dev FL Dist No 8 Phase III	6.125%	5/1/2040	NR		2,000	1,917,200
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		2,860	2,201,943
Whispering Spring LA Dev Dist Spl Assmnt	5.20%	10/1/2021	NR		2,290	1,530,842
Whiting IN Redev Dist Standard Ave Pj	5.35%	1/15/2027	NR		3,840	3,328,435

Total						138,475,966

Tax Revenue 3.60%

Cooperative Dist of Fort Spanish AL Rev Pub Impt	9.00%	2/1/2029	NR		3,430	3,823,455
Metro Pier & Exposition Auth Cap Apprec McCormick Ser B (AGM)	Zero Coupon	6/15/2046	AAA		20,000	1,914,800
NJ Econ Dev Auth Cigarette Tax	5.50%	6/15/2024	BBB		7,185	6,740,177
NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB		9,115	8,438,302
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		6,000	6,154,020
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR		1,000	733,230
Sparks NV Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	B2		17,000	15,004,200
Uptown TX Dev Auth Infrastr Impt Facs	5.50%	9/1/2029	BBB+		1,000	981,520
UT Transit Auth Sales Tax Rev Ser A(b)	5.00%	6/15/2028	AAA		16,237	16,745,144

Total						60,534,848

Tobacco 3.08%

Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	Baa3		14,195	9,360,041
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	6.50%	6/1/2047	Baa3		1,800	1,305,666
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		12,995	7,876,010
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	5,815	4,532,734
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	2,855	2,300,959
MI Tob Sttlmnt Fin Auth Sr Ser A	5.25%	6/1/2022	BBB		5,000	4,337,700
MI Tob Sttlmnt Fin Auth Sr Ser A	6.00%	6/1/2048	BB		5,000	3,406,150
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	Baa3		18,220	10,861,853
VA Tob Sttlmnt Fing Corp Sr Ser B1	5.00%	6/1/2047	Baa3		13,350	7,880,638

Total						51,861,751

Transportation 11.19%

Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2		350	309,949
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2		2,410	2,104,725
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2030	BBB-		35,000	8,606,500
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2033	BBB-		5,000	952,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2034	BBB-	$25,535	$4,462,752
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2035	BBB-	3,445	554,300
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2037	BBB-	4,985	682,048
CA Foothill Eastern Transn Corridor Agy Cap Apprec	Zero Coupon	1/15/2038	BBB-	1,000	126,430
Chicago IL O’Hare Intl Arpt Amer Airlines	5.50%	12/1/2030	Caa2	1,450	1,147,486
Chicago IL O’Hare Intl Arpt Delta Airlines Inc Term	6.45%	5/1/2018	NR	2,345	2,294,020
Clayton Cnty GA Dev Auth Delta Airlines Ser B AMT	9.00%	6/1/2035	CCC+	7,640	8,315,147
Cleveland OH Arpt Spl Rev Continental Airlines Inc Pj AMT	5.375%	9/15/2027	B3	12,485	10,123,837
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 2 Rmkt AMT	9.00%	5/1/2029	CCC+	7,500	7,779,075
Dallas-Fort Worth TX Intl Arpt Facs Impt Corp Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	16,500	17,250,750
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(d)	7.25%	1/1/2023	NR	5,000	50
Director St NV Dept Business & Industry Las Vegas Monorail Pj 2nd Tier(d)	7.375%	1/1/2030	NR	5,000	50
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2037	Baa2	5,000	677,650
E-470 Pub Hwy Auth CO Rev Cap Apprec	Zero Coupon	9/1/2041	Baa2	9,300	920,142
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser A (NPFGC)	Zero Coupon	9/1/2034	Baa1	5,885	1,007,924
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2031	Baa1	25,000	5,463,250
E-470 Pub Hwy Auth CO Rev Cap Apprec Sr Ser B (NPFGC)	Zero Coupon	9/1/2037	Baa1	9,925	1,345,135
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	5,060	4,824,457
Greater Orlando FL Aviation Auth Spl Purp JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	4,725,300
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2025	AA-	1,025	1,000,384
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2026	AA-	3,440	3,357,385
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2027	AA-	3,895	3,801,458
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2028	AA-	3,430	3,347,626
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2032	AA-	8,210	8,012,830
Los Angeles CA Intl Dept of Arpts Los Angeles Intl Sub Ser B(b)	5.00%	5/15/2033	AA-	2,675	2,610,757
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2016	NR	1,830	1,730,741
MA St Port Auth Spl Delta Airlines Inc Pj Ser A AMT (AMBAC)	5.50%	1/1/2022	NR	10,000	8,724,100
Metro WA DC Arpts Auth Ser A AMT(b)	5.00%	10/1/2022	AA-	3,250	3,280,079
Metro WA DC Arpts Auth Ser A AMT(b)	5.25%	10/1/2027	AA-	4,540	4,582,018
Metro WA DC Arpts Auth Ser A AMT(b)	5.375%	10/1/2028	AA-	2,500	2,523,137
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,760	2,789,725
PA Econ Dev Fing Auth US Airways Grp Ser B	8.00%	5/1/2029	CCC+	2,500	2,538,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	$1,955	$1,625,250
Phoenix AZ Indl Dev Auth Amer West Airlines Inc Pj AMT	6.30%	4/1/2023	Caa3	3,685	3,109,624
Port Auth NY & NJ Cons 160th(b)	4.00%	9/15/2031	Aa2	25,000	21,856,500
Santa Rosa FL Bay Bridge Auth Rev	6.25%	7/1/2028	Caa3	4,860	2,281,090
Santa Rosa FL Bay Bridge Auth Rev Cap Apprec	Zero Coupon	7/1/2017	Caa3	2,800	902,244
St. Louis MO Arpt Rev Lambert Intl Arpt Ser A-1	6.25%	7/1/2029	A	4,025	4,191,554
St. Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	892,360
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	7,835	7,499,584
TX Private Activity Bd Surface Transn Corp Sr Lien Nt Mobility	7.50%	12/31/2031	Baa2	2,500	2,624,800
TX St Tpk Auth Cent TX Tpk Cap Apprec	Zero Coupon	8/15/2031	BBB+	44,500	11,125,890

Total			188,081,613

Utilities 10.06%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR	11,000	11,232,210
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2028	A1	3,000	3,196,230
Atlanta GA Wtr & Wst Wtr Rev Ser A	6.00%	11/1/2029	A1	4,000	4,238,280
AZ Salt River Pj Agric Impt & Pwr Dist Ser A(b)	5.00%	1/1/2032	Aa1	17,700	17,815,758
Brazos River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC-	2,465	2,294,422
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CCC-	6,000	1,530,000
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser A AMT	6.75%	4/1/2038	CCC-	1,790	1,343,986
Brazos River Auth TX Pollutn Ctrl TXU Enrg Co LLC Pj Ser B AMT	6.30%	7/1/2032	CCC-	2,000	559,700
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,332,187
Detroit MI Wtr Supply Sys 2nd Lien Ser B Rmkt (AGM)	7.00%	7/1/2036	AA+	4,535	5,076,252
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,183,940
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	4,544,798
IN Muni Pwr Agy Ser B	5.75%	1/1/2034	A+	2,000	2,050,620
Lathrop CA Fing Auth Rev Wtr Supply Pj	5.90%	6/1/2027	NR	4,440	4,398,308
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR	5,140	4,979,838
Little River Cnty AR Rev GA Pacific Corp Pj AMT	5.60%	10/1/2026	Ba3	1,345	1,220,507
Maricopa Cnty AZ Pollutn Ctrl Corp El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,882,725
Moraine OH Solid Wst Disp Gen Motors Corp Pj AMT(d)	6.75%	7/1/2014	NR	525	173,250
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A	12,370	13,641,265
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	11,000	11,235,510
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.125%	6/15/2030	AA+	1,000	1,021,410
OH St Pollutn Ctrl Rev Gen Motors Corp Pj(d)	5.625%	3/1/2015	NR	2,965	978,450
PA Econ Dev Fing Auth Philadelphia BioSolids Fac	6.25%	1/1/2032	Baa3	1,500	1,556,325
Padre Dam CA Muni Wtr Dist Pj Ser A(b)	5.25%	10/1/2034	AA-	11,600	11,292,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)

Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR		$2,000	$1,803,100
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR		5,000	4,319,550
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		7,000	6,793,010
Pima Cnty AZ Indl Dev Auth Global Wtr Res LLC Pj AMT	7.50%	12/1/2038	NR		2,235	2,300,396
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A	5.50%	5/1/2022	CCC-		1,620	1,515,899
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser A AMT	6.45%	6/1/2021	CCC-		2,000	539,980
Sabine River Auth TX Pollutn Ctrl TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC-		6,040	5,681,707
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	Aa1		19,375	20,342,195
San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	Aa1		6,270	6,582,997
TN Enrg Acq Corp Jr Ser B	5.625%	9/1/2026	BBB	(a)	4,781	4,512,308
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,461,915
Western Generation Agy OR Wauna Cogeneration Pj Sub Lien C	5.00%	1/1/2021	NR		485	440,787

Total						169,071,835

Total Municipal Bonds (cost $1,980,130,153)						1,800,334,114

					Shares (000)
SHORT-TERM INVESTMENTS 0.80%

Money Market Mutual Funds 0.00%

Dreyfus Municipal Cash Management Plus					1	639
SSgA Tax Free Money Market Fund					3	2,890

Total Money Market Mutual Funds (cost $3,529)						3,529

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 0.80%

General Obligation 0.30%

New York City NY Fiscal 2008 Sub Ser J-3	3.60%	1/3/2011	8/1/2023	AAA	$5,000	5,000,000

Health Care 0.24%

Albany-Dougherty Cnty GA Hosp Auth Ser B	2.10%	1/3/2011	9/1/2032	BBB-	1,500	1,500,000
Allegheny Cnty PA Indl Dev Auth Longwood Oakmont Ser A	5.00%	1/3/2011	7/1/2038	BBB	2,465	2,465,000

Total						3,965,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2010

Investments	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations 0.26%

Sevier Cnty TN Pub Bldg Auth Loc Govt Pub Impt VI-K-1	1.68%	1/3/2011	6/1/2034	AA+	$4,450	$4,450,000

Total Variable Rate Demand Notes (cost $13,415,000)						13,415,000

Total Short-Term Investments (cost $13,418,529)						13,418,529

Total Investments in Securities 107.87% (cost $1,993,548,682)						1,813,752,643

Liabilities in Excess of Cash and Other Assets(g) (7.87%)						(132,350,131)

Net Assets 100.00%						$1,681,402,512

Open Futures Contracts at December 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2011	1,585	Short	$(193,568,125)	$6,981,916
Ultra Long U.S. Treasury Bond	March 2011	187	Short	(23,766,531)	761,402

Totals				$(217,334,656)	$7,743,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 104.20%

Corporate-Backed 3.05%

Golden St Tob Securitization Corp CA Enhanced Asset Bkd Ser A (FGIC)	5.00%	6/1/2035	A2	$2,620	$2,288,832
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.25%	11/15/2020	A	1,505	1,538,622
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	2,250	1,947,105

Total					5,774,559

Education 7.06%

Abag Fin Auth For Nonprofit Corp CA Sch of Mech Arts	5.25%	10/1/2026	A3	500	486,390
CA Edl Facs Auth Rev CA Lutheran Univ	5.25%	10/1/2021	Baa1	1,500	1,511,250
CA Edl Facs Auth Rev College & Univ Fing Pg	5.00%	2/1/2037	Ba1	1,000	744,580
CA Edl Facs Auth Rev Univ La Verne Ser A	5.00%	6/1/2035	Baa2	1,000	830,350
CA Infrastr & Econ Dev Bk Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	992,940
CA Muni Fin Auth Ed Rev Amer Heritage Ed Fndtn Pj A	5.25%	6/1/2036	BBB-	1,000	808,550
CA Muni Fin Auth Rev Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,091,890
Ceres Unif Sch Dist Cap Apprec Election 2008 Ser A	Zero Coupon	8/1/2046	A+	8,000	624,320
Los Angeles CA Unif Sch Dist Election 2004 Ser F (FGIC)	5.00%	7/1/2030	Aa2	2,000	1,941,820
San Bernardino Cmnty College Dist CA Election 2002 Ser A	5.75%	8/1/2020	Aa2	750	850,177
San Ysidro CA Sch Dist Cap Apprec Election 1997 Ser D (NPFGC)(FGIC)	Zero Coupon	8/1/2028	A	1,000	299,780
Univ of CA Ser O(b)	5.75%	5/15/2031	Aa1	3,000	3,176,145

Total					13,358,192

General Obligation 15.94%

Alameda Cnty CA Oakland Unif Sch Dist Election 2006 Ser A	6.125%	8/1/2029	A1	1,000	1,024,370
Barstow CA Unif Sch Dist Ser A (NPFGC)(FGIC)	5.00%	8/1/2026	A1	1,475	1,478,038
CA St (CIFG)	4.50%	8/1/2028	A1	1,400	1,211,014
CA St Var Purp	5.25%	10/1/2029	A1	1,500	1,463,205
CA St Var Purp	6.50%	4/1/2033	A1	3,500	3,743,355
Los Angeles CA Unif Sch Dist 2004 Election Ser H (AGM)(b)	5.00%	7/1/2028	AA+	3,000	2,979,240
Los Angeles CA Unif Sch Dist Ser A-1 (NPFGC)	4.50%	1/1/2028	Aa2	1,000	889,060
Los Angeles CA Unif Sch Dist Ser I	5.00%	7/1/2029	Aa2	2,225	2,159,674
Montebello CA Unif Sch Dist Election 2004 (AGM)	5.00%	8/1/2028	AA+	1,335	1,342,476
Oxnard CA Union High Sch Dist Ser A (NPFGC)	6.00%	2/1/2020	A+	650	695,721
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2032	AA	1,910	1,785,879
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2033	AA	2,145	2,041,682
Piedmont CA Unif Sch Dist Elec 2006 Ser C(b)	5.00%	8/1/2034	AA	2,400	2,272,896
Pittsburg CA Redev Agy Los Medanos Cmnty Dev Pj (AMBAC)	Zero Coupon	8/1/2026	A+	3,500	1,186,185
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.15%	8/1/2030	A	825	825,800
Pomona CA Unif Sch Dist Ser A (NPFGC)	6.55%	8/1/2029	A	950	996,921
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	A3	1,000	1,017,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
General Obligation (continued)

San Bernardino CA Cmnty College Dist Election 2002 Ser A	6.25%	8/1/2033	Aa2		$1,500	$1,600,380
Territory of Guam Ser A	7.00%	11/15/2039	B+		390	411,259
West Contra Costa CA Unif Sch Dist Election of 2005 Ser B	6.00%	8/1/2027	Aa3		1,000	1,025,360

Total						30,150,455

Health Care 10.65%

CA Hlth Facs Fing Auth Catholic Hlthcare West Ser G	5.50%	7/1/2025	A		2,500	2,516,750
CA Hlth Facs Fing Auth Mtg Ins CA NV Methodist	5.00%	7/1/2036	A-		1,000	837,210
CA Hlth Facs Fing Auth Providence Hlth & Svcs Ser C	6.25%	10/1/2024	AA		1,000	1,107,020
CA Infrastr & Econ Dev Bk Kaiser Hosp Ser B	5.50%	8/1/2031	A		1,225	1,207,152
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.25%	2/1/2037	Baa2		1,000	826,600
CA Muni Fin Auth Cmnty Hosps Cent CA COP	5.50%	2/1/2039	Baa2		1,000	849,000
CA Sierra View Loc Hlthcare Dist	5.25%	7/1/2032	A	(a)	1,000	914,470
CA Statewide Cmntys Dev Auth Amer Baptist Homes West	6.25%	10/1/2039	BBB-		1,500	1,427,025
CA Statewide Cmntys Dev Auth CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1		965	959,953
CA Statewide Cmntys Dev Auth Daughters of Charity Hlth Ser A	5.25%	7/1/2035	BBB		1,675	1,396,916
CA Statewide Cmntys Dev Auth Front Porch Cmntys & Svcs Ser A†	5.125%	4/1/2037	BBB		2,000	1,554,120
CA Statewide Cmntys Dev Auth Sr Living Sthn CA	7.00%	11/15/2029	BBB		1,000	1,048,260
CA Statewide Cmntys Dev Auth Vlycare Hlth Sys Ser A	5.125%	7/15/2031	NR		1,500	1,234,170
Northern Inyo Cnty CA Loc Hosp Dist	6.00%	12/1/2021	BBB-		1,000	992,840
Northern Inyo Cnty CA Loc Hosp Dist	6.375%	12/1/2025	BBB-		835	823,502
Palomar CA Pomerado Hlthcare COP	6.00%	11/1/2041	Baa3		1,400	1,282,918
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		1,030	1,002,561
Torrance CA Hosp Rev Torrance Mem Med Ctr Ser A	5.50%	6/1/2031	A+		170	169,165

Total						20,149,632

Housing 1.07%

Los Angeles CA Hsg Auth Mtg Ppty Acq Ser A	6.25%	6/1/2034	A		2,000	2,015,440

Lease Obligations 14.92%

CA Infrastr & Econ Dev Bk King City Jt Union High Sch	5.75%	8/15/2029	A-		750	699,540
CA St Pub Wrks Brd Dept Forestry & Fire Ser E	5.00%	11/1/2024	A2		1,550	1,460,782
CA St Pub Wrks Brd Regents Univ Ser E(b)	5.00%	4/1/2034	Aa2		1,500	1,417,223
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	5.375%	11/1/2022	A2		1,000	1,000,270
CA St Pub Wrks Brd Var Cap Pj Sub Ser I-1	6.375%	11/1/2034	A2		2,000	2,054,720
Los Angeles CA Convtn & Exhibit Ctr Auth Ser A	5.00%	8/15/2020	A+		1,000	1,015,120
Los Angeles CA Muni Impt Corp Cap Equip Ser A	5.00%	9/1/2025	A+		2,000	1,953,180
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	940,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Lease Obligations (continued)

Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		$1,000	$1,056,000
Richmond CA Jt Pwrs Fing Auth Lease Civic Ctr Pj (AG)	5.75%	8/1/2029	AA+		1,000	1,034,110
Rowland CA Wtr Dist Recycled Wtr Pj COP	6.50%	12/1/2035	AA-		1,500	1,623,990
San Buenaventura CA Ser C COP (AMBAC)	5.25%	2/1/2031	NR		2,575	2,408,191
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	9/1/2035	A2		1,220	1,108,724
San Diego CA Pub Facs Fing Auth Master Ref Pj Ser A	5.25%	3/1/2040	A2		2,000	1,799,500
San Mateo Cnty CA Jt Pwrs Fing Auth Ref Cap Pj Ser A	5.25%	7/15/2026	AA+		3,000	3,062,640
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2024	AA+		1,410	1,427,625
San Mateo Cnty CA Jt Pwrs Fing Auth Youth Svcs Campus Ser A	5.00%	7/15/2036	AA+		1,000	930,530
Santa Ana CA Unif Sch Dist Cap Apprec Fing Pj COP (AGM)	Zero Coupon	4/1/2019	AA+		2,295	1,481,927
Turlock CA Hlth Fac Rev Emanuel Med Ctr Ser B	5.50%	10/15/2037	BBB		2,000	1,743,040

Total						28,218,042

Other Revenue 3.02%

CA Muni Fin Auth High Tech High Chula Vista B†	6.00%	7/1/2028	BB+	(a)	850	780,232
CA Muni Fin Auth OCEAA Pj Ser A	6.75%	10/1/2028	NR		1,445	1,342,087
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		500	392,625
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,225	902,862
CA Statewide Cmntys Dev Auth Windrush Sch	5.50%	7/1/2037	NR		1,250	977,062
Fontana CA Pub Fin Auth Tax North Fontana Redev Pj Ser A (AMBAC)	5.50%	9/1/2032	A+		1,000	938,320
Oakland CA Jt Pwrs Fing Auth	5.50%	9/2/2024	A-		375	378,383

Total						5,711,571

Pre-Refunded 0.45%

CA Statewide Cmntys Dev Auth CHF Irvine LLC UCI East Campus	5.00%	5/15/2038	Baa2		1,000	849,750

Special Tax 15.28%

Anaheim CA Cmnty Facs Dist No 08-1 Platinum Triangle	6.25%	9/1/2040	NR		1,000	941,020
Apple Vly CA Redev Agy Veda Pj Area	4.75%	6/1/2037	BBB+		1,500	1,225,755
Carpinteria CA Santn Dist Spl Assmnt Ltd Ser 2007-1-A	6.90%	9/2/2039	NR		490	504,886
Chula Vista CA Cmnty Facs Dist No 07-1 Otay Ranch Vlg Eleven	5.125%	9/1/2036	NR		1,000	827,210
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2033	NR		545	473,164
Dana Point CA Cmnty Facs Dist No 2006-1	5.625%	9/1/2037	NR		935	790,458
Folsom CA Redev Agy Tax Alloc Cent Folsom Redev Pj	5.50%	8/1/2036	A		1,000	923,960
Glendale CA Redev Agy Tax Alloc Cent Glendale Redev Pj	5.50%	12/1/2024	A-		2,000	1,997,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Special Tax (continued)

Inglewood CA Redev Agy Tax Alloc Sub Lien Ser A-1 (AMBAC)	5.00%	5/1/2033	BBB+		$1,535	$1,270,289
Jurupa CA Cmnty Svcs Dist Spl Tax Cmnty Facs Dist 18 Eastvale Ser A	5.00%	9/1/2036	NR		1,710	1,352,473
Lancaster CA Redev Agy Tax Alloc Comb Redev Pj Areas	6.875%	8/1/2034	A		1,000	1,068,270
Los Angeles Cnty CA Pub Wrks Fing Auth Los Angeles Regl Pk Open Space (AGM)	5.25%	10/1/2018	AA+		1,000	1,141,700
Norco CA Redev Agy Tax Alloc Redev Pj Area No 1	6.00%	3/1/2036	A		1,120	1,052,151
Orange CA Cmnty Facs Dist No 06-1 Del Rio Pub Imports	6.00%	10/1/2040	NR		1,000	924,590
Riverside Cnty CA Redev Agy Desert Cmnty Pj Area D	6.00%	10/1/2037	A		5,000	4,880,500
Riverside Cnty CA Redev Agy Hsg Ser A	6.00%	10/1/2039	A2		1,000	947,610
Riverside Cnty CA Redev Agy Interstate 215 Corridor Ser E	6.50%	10/1/2040	A-		1,205	1,223,075
RNR Sch Fing Auth CA Spl Tax Cmnty Facs Dist No 92-1 Ser A (AMBAC)	5.625%	9/1/2030	A+	(a)	2,000	1,806,120
San Diego CA Redev Agy Tax Alloc Naval Training Ctr Ser A	5.75%	9/1/2040	A-		1,000	950,480
San Diego CA Redev Agy Tax Alloc North Pk Redev Pj Sub Ser A	7.00%	11/1/2039	A-		1,000	1,060,590
San Diego CA Spl Tax Cmnty Facs Dist No 4 Ser A	6.00%	9/1/2037	NR		1,000	943,580
San Francisco CA City & Cnty Redev Agy Mission Bay South Redev Ser D	6.625%	8/1/2039	BBB		1,500	1,554,915
South Orange Cnty CA Pub Fing Auth Ladera Ranch Ser A (AMBAC)	4.625%	8/15/2026	BBB+		310	275,832
Westside CA Union Sch Dist Cmnty Facs Dist No 2005-3	5.00%	9/1/2036	NR		1,000	769,910

Total						28,906,498

Tax Revenue 4.99%

CA St Econ Recovery Ser A	5.00%	7/1/2018	Aa3		1,000	1,100,140
CA St Econ Recovery Ser A	5.00%	7/1/2022	Aa3		1,000	1,032,910
Los Angeles Cnty CA Metro Transn Auth Prop A-1st Tier Sr Ser B	5.00%	7/1/2031	AAA		1,635	1,618,454
Los Angeles Cnty CA Metro Transn Auth Prop C 2nd Sr Ser A (AGM)	4.50%	7/1/2030	AA+		1,000	930,600
Los Angeles Cnty CA Metro Transn Auth Ser A (AG)	5.00%	7/1/2022	AA+		2,000	2,145,700
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	6.00%	8/1/2039	A+		1,500	1,540,560
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	6.625%	9/1/2029	A1		500	532,610
Santa Cruz CA Cnty Redev Agy Live Oak/Soquel Cmnty Impt Ser A	7.00%	9/1/2036	A1		500	542,095

Total						9,443,069

Tobacco 2.50%

Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.00%	6/1/2033	Baa3		1,000	685,690
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.125%	6/1/2047	Baa3		2,200	1,333,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Tobacco (continued)

Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A-1	5.75%	6/1/2047	Baa3		$1,245	$839,802
Inland Empire Tob Securitization Auth CA Ser A	4.625%	6/1/2021	BB	(a)	950	740,516
Inland Empire Tob Securitization Auth CA Ser A	5.00%	6/1/2021	BB	(a)	1,050	846,237
Silicon Vly CA Tob Securitization Auth Cap Apprec Turbo Santa Clara A	Zero Coupon	6/1/2036	BBB	(a)	3,500	276,150

Total						4,721,771

Transportation 6.95%

Bay Area Toll Auth CA Toll San Francisco Bay Area	5.00%	10/1/2033	A+		2,905	2,669,027
Los Angeles CA Dept of Arpts Los Angeles Intl Arpt Ser A(b)	5.00%	5/15/2035	AA		10,000	9,578,400
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	5.30%	7/1/2013	NR		130	132,707
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.00%	7/1/2018	NR		250	251,387
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.40%	7/1/2023	NR		300	289,272
Palm Springs CA Arpt Sub Palm Springs Intl Arpt AMT	6.50%	7/1/2027	NR		250	234,865

Total						13,155,658

Utilities 18.32%

Adelanto CA Pub Util Auth Util Sys Pj Ser A	6.625%	7/1/2031	NR		1,000	1,021,110
Burbank CA Wtr & Pwr Elec Sys Rev Ser A	5.00%	6/1/2023	AA-		2,000	2,129,580
CA Eastern Muni Wtr Dist Ser H	5.00%	7/1/2033	AA		2,500	2,443,850
CA Pollutn Ctrl Fing Auth Republic Svcs Inc Pj Ser C AMT	5.25%	6/1/2023	BBB		810	823,082
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	1,001,720
CA Pollutn Ctrl Fing Auth Solid Wst Mgmt Inc Pj Ser B AMT	5.00%	7/1/2027	BBB		1,000	940,050
CA St Dept of Wtr Res Cent Vly Pj Ser AE	5.00%	12/1/2026	AAA		2,000	2,086,620
Chino Basin Desalter Auth Ser A (AG)	5.00%	6/1/2027	AA+		2,000	2,017,140
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	Aa3		1,000	1,097,500
Lathrop CA Fing Auth Rev Wtr Supply Pj	6.00%	6/1/2035	NR		1,075	1,041,503
Long Beach CA Bd Fin Auth Natural Gas Ser A	5.50%	11/15/2037	A		1,000	939,950
Los Angeles CA Wst Wtr Sys Ser A	5.00%	6/1/2021	Aa2		1,000	1,083,420
M-S-R Enrg Auth CA Ser C	7.00%	11/1/2034	A		2,000	2,205,540
Northern CA Gas Auth No 1	0.914%#	7/1/2027	A		1,000	659,090
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.50%	7/1/2022	A1		1,985	2,157,318
Northern CA Pwr Agy Rev Hydroelectronic No 1-C (AG)	5.00%	7/1/2024	AA+		1,760	1,804,158
Riverside CA Elec Rev Issue D (AGM)	5.00%	10/1/2027	AA+		1,000	1,015,310
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2023	AA+		1,920	1,989,254
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2024	AA+		1,540	1,595,548
Sacramento CA Muni Util Dist Ser U (AGM)(b)	5.00%	8/15/2025	AA+		1,540	1,595,548
Sacramento CA Regl Cnty Santn Dist Ser A (NPFGC)(FGIC)	5.25%	12/1/2023	AA		1,500	1,654,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2010

Investments		Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Value
Utilities (continued)

Sthn CA Pub Pwr Auth Pj No 1 Ser A		5.00%	11/1/2033	Baa1	$2,000		$1,725,100
Sthn CA Pub Pwr Auth Sub Sthn Transmission Ser A		5.00%	7/1/2020	AA-	1,500		1,627,319

Total							34,653,760

Total Municipal Bonds (cost $205,479,979)							197,108,397

					Shares (000)
SHORT-TERM INVESTMENTS 1.06%

Money Market Mutual Fund 0.00%

Dreyfus General CA Municipal Money Market Fund Class A (cost $26)					—	(f)	26

	Interest Rate#	Interest Rate Reset Date(c)	Final Maturity Date		Principal Amount (000)
Variable Rate Demand Notes 1.06%

Special Tax 0.53%

Irvine CA Ltd Oblig Assmt Dist No 93-14	0.27%	1/3/2011	9/2/2025	Aa3	1,000		1,000,000

Utilities 0.53%

M-S-R Pub Pwr Agy San Juan CA Sub Lien Ser M	0.32%	1/3/2011	7/1/2022	AAA	1,000		1,000,000

Total Variable Rate Demand Notes (cost $2,000,000)							2,000,000

Total Short-Term Investments (cost $2,000,026)							2,000,026

Total Investments in Securities 105.26% (cost $207,480,005)							199,108,423

Liabilities in Excess of Cash and Other Assets(g) (5.26%)							(9,950,024)

Net Assets 100.00%							$189,158,399

Open Futures Contracts at December 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2011	130	Short	$(15,876,250)	$570,575
Ultra Long U.S. Treasury Bond	March 2011	48	Short	(6,100,500)	192,042

Totals				$(21,976,750)	$762,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 103.11%

Corporate-Backed 7.75%

Bayonne NJ Redev Agy Royal Caribbean Pj Ser A AMT	5.375%	11/1/2035	BB	$1,290	$1,043,391
NJ Econ Dev Auth Amer Wtr Co Inc Ser B AMT (NPFGC)(FGIC)	5.375%	5/1/2032	NR	3,000	2,815,380
NJ Econ Dev Auth Bayonne/IMTT Pj Ser B	0.75%#	12/1/2027	A3	1,500	1,500,000
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	1,085	955,299
NJ Econ Dev Auth Kapkowski Rd Landfill Pj	6.50%	4/1/2028	Ba2	675	695,527
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	320	256,240
NJ Econ Dev Auth Spl Fac Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	1,000	930,190
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,000	865,380

Total					9,061,407

Education 12.53%

NJ St Edl Facs Auth College of NJ Ser D (AGM)	5.00%	7/1/2028	AA+	3,000	3,033,600
NJ St Edl Facs Auth Georgian Court Univ Ser D	5.25%	7/1/2037	BBB+	750	729,098
NJ St Edl Facs Auth Montclair St Univ Ser J	5.00%	7/1/2029	A1	2,000	1,973,880
NJ St Edl Facs Auth Rowan Univ Ser B (AG)	5.00%	7/1/2027	AA+	1,725	1,756,257
NJ St Edl Facs Auth Seton Hall Univ Ser E	6.00%	7/1/2028	A	2,400	2,547,312
NJ St Edl Facs Auth Stevens Inst Tech Ser A	5.00%	7/1/2034	BBB+	1,000	945,840
NJ St Edl Facs Auth Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa1	1,000	1,128,070
Rutgers St Univ NJ Ser F	5.00%	5/1/2031	AA	2,500	2,526,975

Total					14,641,032

General Obligation 13.45%

Essex Cnty NJ Impt Auth Pj Cons GTD (AMBAC)	5.25%	12/15/2018	Aa2	2,000	2,237,940
Gloucester Cnty NJ Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2028	AA+	2,500	2,563,900
Hudson Cnty NJ Impt Auth Ser A GTD	5.75%	1/1/2035	Aa3	1,840	1,870,967
Irvington Twp NJ Gen Impt	5.00%	1/1/2021	Aa3	1,410	1,533,742
Millburn Twp NJ Brd Ed	5.35%	7/15/2018	Aaa	1,050	1,232,144
Newark NJ Hsg Auth Rev South Ward Police Fac (AG)	6.75%	12/1/2038	Aa3	750	834,240
NJ St Equip Lease Purchase Ser A COP	5.25%	6/15/2029	AA-	1,000	1,005,390
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	2,500	1,822,600
Paterson NJ (AGM)	5.00%	6/15/2020	Aa3	900	931,302
Pohatcong Twp NJ Sch Dist (AGM)	5.25%	7/15/2026	AA+	1,335	1,530,043
Rahway NJ (AGM)	4.125%	12/15/2026	Aa3	5	4,991
Territory of Guam Ser A	7.00%	11/15/2039	B+	140	147,631

Total					15,714,890

Health Care 22.74%

Burlington Cnty NJ Bridge Commn The Evergreens Pj	5.625%	1/1/2038	NR	1,500	1,226,565
Camden Cnty NJ Impt Auth Cooper Hlth Sys Oblig Grp A	5.00%	2/15/2035	BBB	760	639,099
NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	500	411,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Health Care (continued)

NJ Econ Dev Auth First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR		$1,000	$773,800
NJ Econ Dev Auth Seabrook Vlg Inc Fac	5.25%	11/15/2036	NR		1,500	1,218,615
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.00%	7/1/2027	A1		2,000	1,962,560
NJ Hlthcare Facs Fing Auth Chilton Mem Hosp	5.75%	7/1/2039	BBB+		2,000	1,915,560
NJ Hlthcare Facs Fing Auth Holy Name Hosp	5.00%	7/1/2036	Baa2		1,700	1,463,615
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.00%	10/1/2028	AA-		5,000	4,947,450
NJ Hlthcare Facs Fing Auth Hosp Asset Transformation Pg Ser A	5.75%	10/1/2031	AA-		1,250	1,300,350
NJ Hlthcare Facs Fing Auth Hunterdon Med Ctr Ser A	5.25%	7/1/2025	A-		600	585,150
NJ Hlthcare Facs Fing Auth St. Joseph’s Hlthcare Sys	6.625%	7/1/2038	BBB-		2,000	2,020,500
NJ Hlthcare Facs Fing Auth St. Peter’s Univ Hosp Oblig	5.25%	7/1/2021	BBB-		1,000	999,990
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	4.75%	7/1/2024	BBB-		1,000	892,330
NJ Hlthcare Facs Fing Auth Trinitas Hosp Oblig Grp Ser A	5.25%	7/1/2030	BBB-		1,000	886,150
NJ Hlthcare Facs Fing Auth Virtua Hlth	5.75%	7/1/2033	A		2,500	2,533,475
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp Auxilio Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A-		1,000	1,003,320
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2025	Aa1		415	420,225
Puerto Rico Indl Tourist Edl Med & Envr Ctrl Facs Fing Auth Hosp de la Concepcion Ser A	6.125%	11/15/2030	Aa1		1,000	1,012,540
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-		375	365,010

Total			26,577,804

Housing 3.09%

NJ Econ Dev Auth Cranes Mill Pj Ser A	5.00%	6/1/2015	BBB-	(a)	610	617,180
NJ Econ Dev Auth MSU Student Hsg Pj	5.75%	6/1/2031	Baa3		1,500	1,480,935
NJ Econ Dev Auth MSU Student Hsg Pj	5.875%	6/1/2042	Baa3		1,520	1,516,656

Total			3,614,771

Lease Obligations 5.53%

Essex Cnty NJ Impt Auth Newark Pj Ser A	6.25%	11/1/2030	Baa1		1,250	1,233,100
Morris-Union Jt Commn NJ COP (RADIAN)	5.00%	5/1/2027	Baa3		1,000	930,200
NJ Econ Dev Auth Sch Facs Constr Ser AA	5.50%	12/15/2029	AA-		1,250	1,302,200
NJ Econ Dev Auth Sch Facs Constr Ser Y	5.00%	9/1/2033	AA-		1,000	995,900
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR		1,000	940,930
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3		1,000	1,056,000

Total			6,458,330

Other Revenue 3.93%

Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR		1,300	195,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)

NJ Econ Dev Auth Kapkowski Rd Landfill Pj	5.75%	10/1/2021	Ba2	$1,000	$990,440
NJ Envr Infrastr Tr Ser C	5.00%	9/1/2021	AAA	3,000	3,402,960

Total					4,588,400

Pre-Refunded 0.02%

Puerto Rico Pub Bldgs Auth Rev Govt Facs I GTD	5.25%	7/1/2033	NR	20	22,576

Special Tax 0.53%

NJ Econ Dev Auth Newark Downtown Dist Mgmt Corp	5.125%	6/15/2037	Baa3	700	616,749

Tax Revenue 5.87%

NJ Econ Dev Auth Cigarette Tax	5.75%	6/15/2029	BBB	1,000	925,760
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+	1,000	1,005,320
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	5.00%	8/1/2035	A+	2,500	2,291,625
Puerto Rico Sales Tax Fing Corp 1st Sub Ser C	6.00%	8/1/2039	A+	1,500	1,540,560
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sr Lien Ser A	5.00%	10/1/2029	BBB	650	607,880
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Sub Lien Ser B	5.25%	10/1/2029	Baa2	500	482,615

Total					6,853,760

Tobacco 2.62%

NJ Tob Sttlmnt Fing Corp Cap Apprec Bds Ser 1C	Zero Coupon	6/1/2041	B-	15,000	500,700
NJ Tob Sttlmnt Fing Corp Ser 1A	4.625%	6/1/2026	BBB	1,025	754,615
NJ Tob Sttlmnt Fing Corp Ser 1A	4.75%	6/1/2034	Baa3	2,000	1,215,520
NJ Tob Sttlmnt Fing Corp Ser 1A	5.00%	6/1/2041	Baa3	1,000	596,150

Total					3,066,985

Transportation 19.28%

Hudson Cnty NJ Impt Auth Harrison Pkg Fac Pj Ser C GTD (AG)	5.125%	1/1/2031	AA+	1,500	1,517,145
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2031	AA-	5,000	1,280,700
NJ St Transn Tr Fd Auth Cap Apprec Transn Sys Ser A	Zero Coupon	12/15/2038	AA-	5,000	786,400
NJ St Transn Tr Fd Auth Transn Sys (NPFGC)	5.25%	12/15/2021	AA-	3,970	4,217,926
NJ St Transn Tr Fd Auth Transn Sys Ser A (NPFGC)	5.25%	12/15/2021	AAA	30	35,066
NJ St Transn Tr Fd Auth TCRS Ser A (AMBAC)	5.25%	12/15/2022	AA-	1,500	1,577,520
Port Auth NY & NJ Cons 152nd AMT	5.75%	11/1/2030	Aa2	1,000	1,049,180
Port Auth NY & NJ Cons 156th Ser(b)	4.75%	11/1/2036	Aa2	10,625	10,196,824
Puerto Rico Comwlth Hwy & Transn Auth Ser AA (NPFGC)	5.50%	7/1/2020	A2	1,000	1,016,990

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

Puerto Rico Ports Auth Rev Spl Facs Amer Airlines Ser A AMT	6.25%	6/1/2026	CCC+	$1,000	$848,050

Total					22,525,801

Utilities 5.77%

Puerto Rico Elec Pwr Auth Ser WW	5.00%	7/1/2028	A3	1,000	952,920
Puerto Rico Elec Pwr Auth Ser XX	5.25%	7/1/2040	A3	1,000	932,060
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	2,000	2,004,320
Salem Cnty NJ Utils Auth Pollutn Ctrl Atlantic City Elec Ser A	4.875%	6/1/2029	A3	2,000	1,953,600
Virgin Islands Wtr & Pwr Auth Ser A	5.00%	7/1/2031	BBB-	1,000	902,590

Total					6,745,490

Total Municipal Bonds (cost $126,463,413)					120,487,995

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $5)				— (f)	5

Total Investments in Securities 103.11% (cost $126,463,418)					120,488,000

Liabilities in Excess of Cash and Other Assets(g) (3.11%)					(3,634,302)

Net Assets 100.00%					$116,853,698

Open Futures Contracts at December 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2011	76	Short	$(9,281,500)	$333,012
Ultra Long U.S. Treasury Bond	March 2011	10	Short	(1,270,938)	39,071

Totals				$(10,552,438)	$372,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 107.82%

Corporate-Backed 5.05%

Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase II Pj Ser B (ACA)	5.10%	8/1/2036	NR	$500	$358,610
Essex Cnty NY Indl Dev Agy Intl Paper Co Pjs Ser A AMT	4.60%	12/1/2030	BBB	1,400	1,234,730
Liberty NY Dev Corp Rev Goldman Sachs Headquarters	5.25%	10/1/2035	A1	2,500	2,429,000
New York City NY Indl Dev Agy British Airways Plc Pj AMT	5.25%	12/1/2032	BB-	2,245	1,713,451
New York City NY Indl Dev Agy JetBlue Airways Corp Pj AMT	5.125%	5/15/2030	B-	3,350	2,741,271
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.00%	12/1/2023	BB	1,000	785,680
Seneca NY Nation Indians Cap Impts Auth Ser A†	5.25%	12/1/2016	BB	1,000	918,720
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	1,750	1,639,050
Virgin Islands Pub Fin Auth Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	Baa3	1,665	1,440,858

Total					13,261,370

Education 20.99%

Albany NY Dev Agy Civic Fac Albany College Pharmacy Pj Ser A	5.625%	12/1/2034	BBB-	700	665,154
Albany NY Indl Dev Agy Civic Fac Albany Law Sch Univ Ser A	5.00%	7/1/2031	BBB	1,000	938,990
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.00%	5/1/2023	BBB-	500	490,505
Cattaraugus Cnty NY Indl Dev Agy St. Bonaventure Univ Pj Ser A	5.10%	5/1/2031	BBB-	1,075	1,020,164
City of Troy NY Rensselaer Polytechnic Ser A	5.00%	9/1/2030	A	1,000	965,940
Dutchess Cnty NY Loc Dev Corp Anderson Ctr Svcs Inc Pj	6.00%	10/1/2030	BB+	1,000	932,120
Nassau Cnty NY Indl Dev Agy Amsterdam At Harborside Ser A	6.50%	1/1/2027	NR	1,000	990,200
New York City NY Indl Dev Agy Polytechnic Univ Pj (ACA)	5.25%	11/1/2037	BB+	4,295	3,969,740
New York City NY Indl Dev Agy Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	1,194,788
NY St Dorm Auth Lease Rev Cap Apprec Court Facs	Zero Coupon	8/1/2021	AA+	3,265	2,172,662
NY St Dorm Auth Lease Rev Master Boces Pg Oneida	5.25%	8/15/2028	Aa3	3,375	3,406,421
NY St Dorm Auth Rev Non St Supp Debt NYU Ser A(b)	5.25%	7/1/2034	AA-	20,000	20,593,200
NY St Dorm Auth Rev Non St Supp Debt NYU Ser C	5.00%	7/1/2029	AA-	5,000	5,096,900
NY St Dorm Auth Rev Non St Supp Debt Rochester Inst Tech Ser A	6.25%	7/1/2029	A1	2,750	2,944,810
NY St Dorm Auth Rev Non St Supp Debt Teachers College	5.375%	3/1/2029	A1	1,000	1,018,090
NY St Dorm Auth Rev Non St Supp Debt Yeshiva Univ	5.00%	9/1/2034	AA	1,500	1,485,525
NY St Dorm Auth Rev St City Univ Cons 5th Gen Res Ser B	5.00%	7/1/2027	AA-	1,500	1,522,440
NY St Dorm Auth Rochester Inst Tech	4.25%	7/1/2032	A1	3,775	3,160,052
Seneca Cnty NY Indl Dev Agy NY Chiropractic College	5.00%	10/1/2027	BBB	500	484,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Education (continued)

Yonkers NY Econ Dev Corp Charter Sch Edl Excellence Ser A	6.25%	10/15/2040	BB+	$1,100	$1,025,673
Yonkers NY Indl Dev Agy Civic Ctr Sarah Lawrence College Pj Ser A	6.00%	6/1/2029	BBB	1,000	1,059,440

Total					55,137,339

General Obligation 14.64%

Nassau Cnty NY Ser A Rmkt	5.00%	12/1/2017	A+	2,110	2,384,026
Nassau Cnty NY Ser B Rmkt	5.00%	12/1/2017	A+	2,010	2,271,039
New York City NY Ser E	5.00%	8/1/2019	AA	4,400	4,895,352
New York City NY Ser E	5.00%	8/1/2021	AA	1,000	1,088,810
New York City NY Ser E	5.00%	8/1/2023	AA	1,825	1,946,454
New York City NY Sub Ser I-1(b)	5.00%	4/1/2025	AA	10,000	10,253,800
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	4,000	2,916,160
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2025	AAA	3,290	3,409,963
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2026	AAA	4,790	4,964,656
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2027	AAA	1,920	1,990,009
Puerto Rico Comwlth Pub Impt Ser C	6.00%	7/1/2039	A3	1,000	1,017,940
Syracuse NY Indl Dev Agy Syracuse City Sch Dist Ser A (AGM)	5.00%	5/1/2027	AA+	1,000	1,032,720
Territory of Guam Ser A	7.00%	11/15/2039	B+	280	295,263

Total					38,466,192

Health Care 14.00%

Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser A	5.25%	11/15/2027	BBB+	1,500	1,428,930
Albany NY Indl Dev Agy Civic Fac St. Peter’s Hosp Pj Ser E	5.50%	11/15/2027	BBB+	1,000	979,500
Cortland Cnty NY Indl Dev Agy Cortland Mem Hosp Pj (RADIAN)	5.625%	7/1/2024	NR	1,750	1,768,358
Dutchess Cnty NY Loc Dev Corp Hlth Quest Sys Inc Ser A	5.75%	7/1/2030	A-	500	482,410
East Rochester NY Hsg Auth Rev Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR	1,700	1,397,757
Genesee Cnty NY Indl Dev Agy Utd Mem Med Ctr Pj	5.00%	12/1/2032	NR	1,000	793,530
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.25%	2/1/2027	BBB-	750	658,680
Madison Cnty NY Indl Dev Agy Civic Fac Oneida Hlth Sys Inc Pj	5.50%	2/1/2032	BBB-	750	652,935
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.50%	2/15/2023	Aa3	1,000	1,058,360
New York City NY Hlth & Hosp Corp Hlth Sys Ser A	5.00%	2/15/2025	Aa3	1,500	1,507,560
New York City NY Indl Dev Agy Coll Mtg Eger Hrbr Pj Ser A (GNMA)	5.875%	5/20/2044	AA+	415	432,936
NY St Dorm Auth Rev Catholic Hlth Long Island Oblig Grp	5.00%	7/1/2027	A3	1,250	1,191,925
NY St Dorm Auth Rev Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Baa3	2,000	2,008,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Health Care (continued)

NY St Dorm Auth Rev Non St Supp Debt Mount Sinai Hosp Ser A	5.00%	7/1/2026	A2	$5,525	$5,489,640
NY St Dorm Auth Rev Non St Supp Debt Mount Sinai Sch Med	5.125%	7/1/2039	A-	3,000	2,822,610
NY St Dorm Auth Rev Non St Supp Debt Muni Hlth Facs Lease Sub 2-4	5.00%	1/15/2028	AA-	1,000	988,690
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2020	BBB+	3,435	3,492,639
NY St Dorm Auth Rev Non St Supp Debt NYU Hosp Ctr Ser A	5.00%	7/1/2036	BBB+	2,265	2,084,570
NY St Dorm Auth Rev Non St Supp Debt Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	2,000	1,976,720
NY St Dorm Auth Rev Utd Cerebral Palsy Aff No 1-A (AMBAC)	5.75%	7/1/2018	NR	1,000	988,580
St. Lawrence Cnty Indl Dev Agy Edwards John Noble Hosp	6.25%	10/1/2040	NR	1,500	1,363,320
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.375%	1/1/2027	NR	1,180	923,775
Suffolk Cnty NY Indl Dev Agy Eastern Long Island Hosp Assoc†	5.50%	1/1/2037	NR	1,000	723,110
Territory of Guam Oblig Rev Section 30 Ser A	5.75%	12/1/2034	BBB-	755	734,887
Westchester Cnty NY Hlthcare Corp Sr Lien Ser B	6.00%	11/1/2030	A3	850	834,462

Total					36,784,224

Housing 1.18%

NY St Mtg Agy Hmownr Mtg Rev Ser 143 AMT	4.875%	10/1/2030	Aa1	2,255	2,098,120
NY St Mtg Agy Hmownr Mtg Rev Ser 156	5.20%	10/1/2028	Aa1	1,000	991,910

Total					3,090,030

Lease Obligations 8.42%

New York City NY Edl Constr Fd Ser A (NPFGC)(FGIC)	5.00%	4/1/2031	AA-	5,000	5,020,900
New York City NY Indl Dev Agy NY Stock Exchange Pj Ser A	4.75%	5/1/2029	AA-	2,500	2,385,000
New York City NY Indl Dev Agy USTA Natl Tennis (AGM)	5.00%	11/15/2023	AA+	1,830	1,939,178
New York City NY Transnl Fin Auth Fiscal 2008 Ser S1	5.00%	1/15/2028	AA-	5,000	5,085,850
NY St Urban Dev Corp Rev St Facs	5.70%	4/1/2020	AA-	4,150	4,637,044
Puerto Rico Comwlth Infrastr Fing Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	940,930
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P GTD	6.50%	7/1/2030	A3	2,000	2,112,000

Total					22,120,902

Other Revenue 12.44%

Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.25%	7/15/2040	BBB-	3,000	3,017,640
Brooklyn NY Arena Loc Dev Corp Barclays Ctr Pj	6.50%	7/15/2030	BBB-	1,500	1,558,575
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2030	NR	750	570,615
Broome Cnty NY Indl Dev Agy Univ Plaza LLC Phase I Pj Ser A (ACA)	5.20%	8/1/2036	NR	1,000	728,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)

New York City NY Cap Res Corp Arthur Mgmt Corp Pj	7.00%	8/1/2025	NR		$1,500	$1,499,895
New York City NY Indl Dev Agy Liberty IAC/Interactive Corp	5.00%	9/1/2035	BB+		1,315	1,128,678
New York City NY Tr Cultural Res Carnegie Hall Ser A	5.00%	12/1/2039	A+		2,000	1,900,320
New York City NY Tr Cultural Res Lincoln Ctr Ser C	5.75%	12/1/2018	A+		2,500	2,857,625
New York City NY Tr Cultural Res Museum Modern Art Ser 1A	5.00%	4/1/2031	Aa2		4,500	4,519,710
NY Liberty Dev Corp 2nd Priority Bk Amer	5.625%	7/15/2047	A		2,850	2,850,940
NY Liberty Dev Corp 2nd Priority Bk Amer	6.375%	7/15/2049	BBB-		3,100	3,188,753
NY St Urban Dev Corp Rev St Pers Income Tax Ser B	5.00%	3/15/2032	AAA		2,250	2,260,552
Syracuse NY Indl Dev Agy Pilot Carousel Ctr Pj Ser A (XLCA)	5.00%	1/1/2036	BBB-		5,000	4,090,000
Ulster Cnty NY Indl Dev Agy Ser A	6.00%	9/15/2027	NR		3,000	2,492,940

Total						32,664,633

Special Tax 0.66%

New York City NY Indl Dev Agy Queens Baseball Stadium Pilot (AMBAC)	5.00%	1/1/2031	BB+		2,000	1,745,740

Tax Revenue 6.27%

New York City NY Transnl Fin Auth Future Tax Secd Ser A	5.00%	5/1/2034	AAA		5,000	4,952,100
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		4,160	4,266,787
NY St Urban Dev Corp Rev St Pers Income Tax Ser A-1	5.00%	12/15/2028	AAA		2,625	2,692,384
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	5.75%	8/1/2037	A+		3,000	3,015,960
Puerto Rico Sales Tax Fing Corp 1st Sub Ser A	6.00%	8/1/2042	A+		1,500	1,532,145

Total						16,459,376

Tobacco 1.41%

Suffolk Cnty NY Tob Asset Securitization Corp Turbo Ser B	6.00%	6/1/2048	BBB+	(a)	2,350	1,947,186
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB-		2,445	1,769,887

Total						3,717,073

Transportation 12.18%

Metro Transn Auth NY Ser A	5.00%	11/15/2031	A		5,000	4,948,600
Metro Transn Auth NY Ser B	5.00%	11/15/2034	AA		2,000	1,986,100
Metro Transn Auth NY Ser G	5.00%	11/15/2021	A		1,000	1,036,990
New York City NY Indl Dev Agy 1990 Amer Airlines Inc Pj AMT	5.40%	7/1/2019	CCC+		2,635	2,263,808
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2021	A3		1,250	1,270,125
New York City NY Indl Dev Agy Terminal One Grp Assoc Pj AMT	5.50%	1/1/2024	A3		2,000	1,990,820
NY St Thwy Auth Gen Rev Ser H (NPFGC)(FGIC)	5.00%	1/1/2030	A+		5,000	5,002,900
NY St Thwy Auth Hwy & Bridge Tr Fd Ser B	5.00%	4/1/2028	AA		2,000	2,024,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2010

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)

Puerto Rico Comwlth Hwy & Transn Auth Sub PR St Infrastr Bk	5.00%	7/1/2028	A3	$1,000	$955,090
Triborough NY Bridge & Tunnel Auth Gen Purp	4.75%	11/15/2030	Aa2	5,455	5,358,337
Triborough NY Bridge & Tunnel Auth Ser C	5.00%	11/15/2029	Aa2	5,000	5,147,050

Total					31,938,980

Utilities 10.58%

Long Island NY Pwr Auth Ser A	5.50%	4/1/2024	A-	2,190	2,323,721
New York City NY Muni Wtr Fin Auth Ser CC	5.00%	6/15/2029	AA+	1,545	1,573,783
New York City NY Muni Wtr Fin Auth Ser CC(b)	5.00%	6/15/2029	AA+	3,500	3,574,935
NY St Enrg Resh & Dev Auth Reg Lnkd Savrs & RIBs Brooklyn AMT	6.952%	7/1/2026	A3	8,000	7,595,200
NY St Envr Facs Corp Ser A	5.00%	6/15/2029	AA+	2,795	2,852,801
NY St Envr Facs Corp Ser B	4.75%	6/15/2032	AA+	5,000	4,862,200
Puerto Rico Elec Pwr Auth Ser XX	5.75%	7/1/2036	A3	5,000	5,010,800

Total					27,793,440

Total Municipal Bonds (cost $290,889,278)					283,224,299

	Shares (000)

SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund
Dreyfus NY Municipal Cash Management (cost $331)	—	(f)	331

Total Investments in Securities 107.82% (cost $290,889,609)			283,224,630

Liabilities in Excess of Cash and Other Assets(g) (7.82%)			(20,545,045)

Net Assets 100.00%			$262,679,585

Open Futures Contracts at December 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	March 2011	196	Short	$(23,936,500)	$858,820
Ultra Long U.S. Treasury Bond	March 2011	28	Short	(3,558,625)	112,025

Totals				$(27,495,125)	$970,845

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.

COP	Certificates of Participation.

CR	Custodial Receipt.

ETM	Escrow to Maturity.

GTD	Guaranteed.

NR	Not Rated.

Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.

RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2010.

TCRS	Transferable Custodial Receipts.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2010.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust. Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(d)	Defaulted security.
(e)	Securities purchased on a when-issued basis (See Note 2(d)).
(f)	Amount represents less than 1,000 shares.
(g)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on futures contracts.
(h)	Fund received partial payment from issuer.
(i)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity. The interest represents the rate at December 31, 2010. The date shown represents the next interest reset date.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

ACA	American Capital Access Holding Ltd.

AMBAC	AMBAC Assurance Corporation

AG	Assured Guaranty

AGM	Assured Guaranty Municipal Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CBI	Certified Bond Insurance

CIFG	CIFG Guaranty

FHLMC	Federal Home Loan Mortgage Corporation

FHA	Federal Housing Administration

FNMA	Federal National Mortgage Association

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance, Inc.

GNMA	Government National Mortgage Association

IBC	Insurance Bond Certificate

MBIA	Municipal Bond Investors Assurance

NPFGC	National Public Finance Guarantee Corporation

RADIAN	Radian Asset Assurance, Inc.

VA	Department of Veterans Affairs

XLCA	XL Capital Assurance, Inc.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT”)*
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

*	Commencement of operations and SEC effective date was October 29, 2010. The shares first became available to the public on November 1, 2010.

Each Fund is non-diversified as defined in the Act, except for Short Duration, Intermediate, AMT and National.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for Short Duration, Intermediate, AMT, National and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of December 31, 2010, each Fund, except Short Duration and AMT, had open futures contracts.

Notes to Schedule of Investments (unaudited)(continued)

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2010, as well as the average trust certificates outstanding for the period then ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificate Outstanding
Short Duration	$7,000,000	.34%	$14,029,820	$7,000,000
Intermediate	23,895,000	.34% -.43%	48,331,996	16,857,500
AMT	100,000	.34%	184,778	100,000
National	131,372,226	.34% -.48%	258,134,829	128,382,226
High Yield	158,562,226	.34% -.48%	313,251,188	182,709,726
California	14,475,000	.34% -.40%	28,431,815	14,475,000
New Jersey	5,310,000	.34%	10,196,824	2,655,000
New York	23,820,000	.34% -.40%	49,053,350	25,445,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Notes to Schedule of Investments (unaudited)(continued)

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing each Fund’s investments carried at value:

Short Duration					Intermediate
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,364,208,644	$—	$1,364,208,644	$—	$1,995,375,947	$—	$1,995,375,947
Money Market Mutual Funds	—	—	—	—	897	—	—	897
Variable Rate Demand Notes	—	475,345,000	—	475,345,000	—	12,500,000	—	12,500,000
Warrant	—	50,208	—	50,208	—	—	—	—

Total	$—	$1,839,603,852	$—	$1,839,603,852	$897	$2,007,875,947	$—	$2,007,876,844

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$1,312,444	$—	$—	$1,312,444
Liabilities	—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$1,312,444	$—	$—	$1,312,444

				AMT				National
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$20,799,604	$—	$20,799,604	$—	$1,783,258,381	$—	$1,783,258,381
Money Market Mutual Funds	—	—	—	—	5,337	—	—	5,337
Variable Rate Demand Notes	—	3,175,000	—	3,175,000	—	23,180,000	—	23,180,000

Total	$—	$23,974,604	$—	$23,974,604	$5,337	$1,806,438,381	$—	$1,806,443,718

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—	$4,425,954	$—	$—	$4,425,954
Liabilities	—	—	—	—	—	—	—	—

Total	$—	$—	$—	$—	$4,425,954	$—	$—	$4,425,954

Notes to Schedule of Investments (unaudited)(continued)

				High Yield				California
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,800,334,114	$—	$1,800,334,114	$—	$197,108,397	$—	$197,108,397
Money Market Mutual Funds	3,529	—	—	3,529	26	—	—	26
Variable Rate Demand Notes	—	13,415,000	—	13,415,000	—	2,000,000	—	2,000,000

Total	$3,529	$1,813,749,114	$—	$1,813,752,643	$26	$199,108,397	$—	$199,108,423

Other Financial Instruments
Futures Contracts
Assets	$7,743,318	$—	$—	$7,743,318	$762,617	$—	$—	$762,617
Liabilities	—	—	—	—	—	—	—	—

Total	$7,743,318	$—	$—	$7,743,318	$762,617	$—	$—	$762,617

				New Jersey				New York
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,487,995	$—	$120,487,995	$—	$283,224,299	$—	$283,224,299
Money Market Mutual Fund	5	—	—	5	331	—	—	331

Total	$5	$120,487,995	$—	$120,488,000	$331	$283,224,299	$—	$283,224,630

Other Financial Instruments
Futures Contracts
Assets	$372,083	$—	$—	$372,083	$970,845	$—	$—	$970,845
Liabilities	—	—	—	—	—	—	—	—

Total	$372,083	$—	$—	$372,083	$970,845	$—	$—	$970,845

*	See Schedule of Investments for values in each industry.

(g)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration and AMT, entered into U.S. Treasury futures contracts during the period ended December 31, 2010 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2010:

Unrealized Appreciation as of December 31, 2010
Intermediate	$1,312,444
National	4,425,954
High Yield	7,743,318
California	762,617
New Jersey	372,083
New York	970,845

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of December 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$1,823,221,884	$14,212,787	$(4,830,819)	$9,381,968
Intermediate	1,974,686,472	46,340,862	(37,045,490)	9,295,372
AMT	24,280,304	93,134	(498,834)	(405,700)
National	1,737,364,271	28,360,738	(90,653,517)	(62,292,779)
High Yield	1,831,395,292	39,847,894	(216,052,769)	(176,204,875)
California	193,054,797	2,709,174	(11,130,548)	(8,421,374)
New Jersey	121,057,533	2,251,320	(8,131,174)	(5,879,854)
New York	266,944,984	3,158,421	(10,698,775)	(7,540,354)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discounts, tender option bond trusts and other temporary adjustments.

4. REORGANIZATIONS

As of the close of business on November 19, 2010, Short Duration, Intermediate and High Yield were redomesticated from series of the Municipal Income Trust (the “Trust”) into corresponding newly organized series of the Company pursuant to a plan of redomestication approved by their shareholders on November 5, 2010. Each series maintains the same name, investment objective, policies and strategies as those of its respective predecessor series of the Trust.

As of the close of business on November 19, 2010, National acquired the net assets of each of Lord Abbett Connecticut Tax Free Fund, Lord Abbett Hawaii Tax Free Fund, Lord Abbett Missouri Tax Free Fund, Lord Abbett Georgia Tax Free Fund and Lord Abbett Pennsylvania Tax Free Fund, (collectively, the “Acquired Funds”) pursuant to a plan of reorganization approved by each Acquired Fund’s shareholders on November 5, 2010. The acquisition was accomplished by a tax-free exchange. The total net assets of National immediately before the transfer were $1,190,394,762. Total net assets of the Acquired Funds immediately before the transfer were $590,280,917. Total net assets of National immediately after the transfer were $1,780,675,679.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2011